Putnam
Asset
Allocation
Funds

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-03

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PORTFOLIO OVERVIEWS

Putnam Asset Allocation Funds consist of three portfolios that target investors' various life stages and financial goals.


* Growth Portfolio is designed to seek capital appreciation for long-term investors willing to accept a higher degree of risk.

Targeted portfolio structure*
--------------------------------------------------
Large-cap growth stocks                       27.5%
Large-cap value stocks                        27.5
Small-cap growth stocks                        2.5
Small-cap value stocks                         2.5
International stocks                          15.0
Emerging-market stocks                         5.0
U.S. fixed-income securities                  15.0
High-yield securities                          5.0


* Balanced Portfolio is designed to seek total returns for investors seeking a combination of capital appreciation and capital preservation and who are willing to accept a moderate level of risk.

Targeted portfolio structure*
--------------------------------------------------
Large-cap growth stocks                       23.0%
Large-cap value stocks                        23.0
Small-cap growth stocks                        2.0
Small-cap value stocks                         2.0
International stocks                          10.0
U.S. fixed-income securities                  35.0
High-yield securities                          5.0


* Conservative Portfolio is designed to preserve principal while protecting against inflation for conservative investors.

Targeted portfolio structure*
--------------------------------------------------
Large-cap growth stocks                       11.5%
Large-cap value stocks                        11.5
Small-cap growth stocks                        1.0
Small-cap value stocks                         1.0
International equities                         5.0
U.S. fixed-income securities                  65.0
High-yield securities                          5.0

* The targeted portfolio represents the target allocation of assets among the various investment categories assuming that all security markets are displaying historical tendencies and that no extraordinary opportunities exist within any category.

Allocations in each portfolio will vary over time.



FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

All three Putnam Asset Allocation Funds registered modest gains for the six months ended March 31, 2003, though the Growth and Balanced Portfolios underperformed their benchmarks. We would like to point out, however, that it is important to judge results not only against a broad index but also in the context of the prevailing economic and market environment and each portfolio's specific objective, which may differ somewhat from its benchmark's criteria.

The ongoing market volatility and the uncertainties over the prospects for the economy, the markets, and the outcome of events in the Middle East have contributed to creating one of the most difficult economic and market environments in recent years. On the following pages, the management team provides an in-depth discussion of its strategy within this environment. The managers also offer their thoughts on the fund's prospects for the second half of fiscal 2003.

As we look back on this challenging period, we would like you to know how much we appreciate your patience and continued confidence in Putnam. We believe those who maintain a long-term focus and a diversified approach to investing should eventually be rewarded for their fortitude.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds
May 21, 2003



REPORT FROM FUND MANAGEMENT

FUND HIGHLIGHTS

* For the first half of its fiscal year, Putnam Asset Allocation Funds:
  Growth Portfolio returned 2.40% at net asset value (NAV) and -3.50% at public offering price (POP), underperforming both its benchmarks, the Russell 3000 Index and the Putnam Growth Blended Benchmark, which returned 4.74% and 3.87%, respectively, for the period.

* The Balanced Portfolio returned 2.61% at NAV and -3.24% at POP, underperforming both its benchmarks, the Russell 3000 Index (see above) and the Putnam Balanced Blended Benchmark, which returned 4.00% for the period.

* The Conservative Portfolio returned 4.10% at NAV and -1.83% at POP, outperforming at NAV both its benchmarks, the Lehman Aggregate Bond Index and the Putnam Conservative Blended Benchmark, which returned 2.99% and 3.81%, respectively, for the period.

* The Portfolios' returns were in line with or outperformed the average for the Lipper Global Flexible Portfolio Funds category, which was 2.47% for the period. See the Of Special Interest section on page 9 for information on the Portfolios' new benchmarks. See the Performance Summaries on pages 11, 12, and 13 for complete fund performance and comparative performance details.

* PERFORMANCE COMMENTARY

The Putnam Asset Allocation Funds' returns for the semiannual period generally reflected the performance of the overall markets. In the fourth quarter of 2002, the U.S. equity markets rallied from their lows, fueled by speculative buying of some attractively priced stocks. In 2003, however, the markets experienced a steady increase in volatility as the United States moved closer to direct conflict with Iraq. Although market volatility detracted from fourth-quarter gains, the overall direction of the market was positive.

Within the fixed-income market, which posted solid gains for the period, high-yield bonds and high-quality corporate issues outperformed other sectors. The portfolios with the greatest exposure to these sectors posted the highest returns over the reporting period.

* MARKET OVERVIEW

Putnam Asset Allocation Funds began their fiscal year following one of the weakest stock market environments in recent history. All three portfolios had increased their overall stock weightings in 2002, and the subsequent rally in October and November of 2002 as investors re-entered the depressed market helped boost performance for the funds. In particular, the technology and telecommunications sectors, which had seen substantial declines throughout the bear market, led the rebound and helped the portfolios' returns. This trend continued through the beginning of the first quarter of 2003, but gave way to a period of increased volatility as national attention shifted to the United States' future in Iraq. With the nation on the brink of war, stocks seemed to trade almost entirely on the latest headlines, and finished the six-month period with moderate gains.

Meanwhile, the Federal Reserve Board cut interest rates by half a percentage point in November, helping the bond market to continue posting strong returns for the reporting period. As the stock market began to recover in the fourth quarter, investors were more willing to take on the added risk of high-yield fixed-income securities. Over the last six months, the high-yield sector, along with higher-yielding investment-grade corporate issues, significantly outperformed Treasuries and other government-backed bonds, whose yields remained at some of the lowest levels in their history.


MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 3/31/03

Equities

S&P 500 Index (large domestic stocks)                                  5.02%
----------------------------------------------------------------------------
Russell 3000 Index (small to midsize domestic stocks)                  4.74%
----------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                -2.29%
----------------------------------------------------------------------------
MSCI EMF Index (emerging-market stocks)                                3.44%
----------------------------------------------------------------------------

Bonds

Lehman Credit Index (corporate bonds)                                  5.55%
----------------------------------------------------------------------------
Lehman Aggregate Bond Index (general bond market)                      2.99%
----------------------------------------------------------------------------
JP Morgan Developed High Yield Index (high-yield bonds)               12.71%
----------------------------------------------------------------------------

These indexes provide an overview of performance in different market sectors for the six months ended 3/31/03.

* STRATEGY OVERVIEW: GROWTH PORTFOLIO

The Growth Portfolio's heavy exposure to stocks was a mixed blessing during the reporting period. For the majority of that time, the stock market as a whole outperformed the fixed-income market as equities rallied from their September 2002 lows. However, that trend ended as uncertainties crept back into the marketplace -- this time, over the possibility of war in Iraq. International stocks underperformed U.S. securities, due in part to concerns over the impact that the potential conflict was expected to have on oil prices. Europe and Asia import a greater percentage of their oil from the Persian Gulf than the United States, and a spike in prices would place a significant drag on their economies. The portfolio, because of its overall stock weighting, had a larger exposure to international and emerging-market stocks than the other asset allocation portfolios. This ultimately detracted from performance and led to an underperformance of the benchmarks, the S&P 500 and Russell 3000, which represent only U.S. equities.

Domestically, growth stocks outperformed value stocks. The Growth Portfolio had been concentrating on a bottom-up stock selection process during the period, and as a result, was positioned neutrally between the two styles. We believe the companies we've included in the portfolio are still attractive, and as international equity markets improve, the fund should be well-positioned to benefit.


[GRAPHIC OMITTED: bar chart EQUITY AND FIXED-INCOME WEIGHTINGS COMPARED]

EQUITY AND FIXED-INCOME WEIGHTINGS COMPARED*

                                as of 9/30/02        as of 3/31/03

U.S. equities                       31.3%                36.9%

International
equities                            35.1%                32.0%

U.S. fixed
income                              12.1%                15.9%

International
fixed income                         0.7%                 0.7%

Footnote reads:
*This chart shows how the fund's weightings have changed over the last six months. Fixed-income figures represent U.S. government and agency obligations and global corporate bonds and notes. Weightings are shown as a percentage of net assets. Holdings will vary over time.


* STRATEGY OVERVIEW: BALANCED PORTFOLIO

International markets played a noteworthy role in the Balanced Portfolio's performance over the reporting period. The team sought to take advantage of a weakening dollar in both the stock and bond portions of the portfolio. This strategy was moderately successful on the equity side of the portfolio, and helped boost returns in markets that generally had a modest decline. (The Morgan Stanley Capital International Europe, Australasia, and Far East Index returned -2.29% for the period.) In the team's opinion, European stocks in particular were undervalued significantly by the end of the period, and we began to reallocate some of the funds' assets to take advantage of the most attractive opportunities there. As we mentioned earlier, high oil prices and the worry over future price increases had dampened the already-weak economies in Europe and some distressed selling drove the markets to what we believe are unreasonably low levels.

The portfolio's international bond holdings, on the other hand, benefited doubly from the weakening dollar. Fixed-income securities worldwide enjoyed solid performance, and the portfolio's returns were bolstered further as they were translated back into U.S. dollars. We anticipate the bond markets will continue to outperform equities over the short term, and until we begin to see evidence of a strengthening dollar, we will attempt to use this currency strategy to benefit the portfolio.


[GRAPHIC OMITTED: bar chart EQUITY AND FIXED-INCOME WEIGHTINGS COMPARED]

EQUITY AND FIXED-INCOME WEIGHTINGS COMPARED*

                                as of 9/30/02        as of 3/31/03

U.S. equities                       41.4%                40.8%

International
equities                            14.5%                15.4%

U.S. fixed
income                              21.1%                26.2%

International
fixed income                         1.0%                 1.6%

Footnote reads:
*This chart shows how the fund's weightings have changed over the last six months. Fixed-income figures represent U.S. government and agency obligations and global corporate bonds and notes. Weightings are shown as a percentage of net assets. Holdings will vary over time.


* STRATEGY OVERVIEW: CONSERVATIVE PORTFOLIO

Like the Balanced Portfolio, the Conservative Portfolio benefited from the currency fluctuations in the international market -- namely, a weakening U.S. dollar and strengthening euro. Both domestically and internationally, the portfolio was positioned to emphasize high-yield and corporate bonds, while focusing less on government and mortgage-backed fixed-income securities. We believed that after years of declining stock prices and corporate scandals, investors who had generally sought to avoid risk at all cost were beginning to re-enter both stock and bond markets. As this report was being written, this appeared to be the case, judging by the performance of the high-yield sector and stocks overall during the period. The volatility we have experienced in the marketplace during the last six months seemed to stem primarily from geopolitical uncertainties and not from squeamishness about the markets or economies themselves.

On the stock side of the portfolio, the team emphasized security selection rather than sector plays during the period. Because stocks of all capitalization sizes, styles, and sectors had shared in the declines of the past three years, we focused primarily on company fundamentals when buying or selling equities. While the management team attempted to capitalize on this reduced risk aversion in the markets in both its stock and bond holdings, we also sought to preserve the level of diversification within the portfolio. While we were able to maintain this balance, it was the portfolio's heavy exposure to the leading sectors of the fixed-income market that led to its outperformance of the Lehman Aggregate Bond Index. We feel the portfolio produced attractive returns given the level of risk the team was willing to assume, and we will seek to continue this record in the coming months.


[GRAPHIC OMITTED: bar chart EQUITY AND FIXED-INCOME WEIGHTINGS COMPARED]

EQUITY AND FIXED-INCOME WEIGHTINGS COMPARED*

                                as of 9/30/02        as of 3/31/03

U.S. fixed
income                              44.9%                43.9%

U.S. equities                       11.8%                20.8%

International
equities                             4.4%                 5.6%

International
fixed income                         2.4%                 2.7%

Footnote reads:
*This chart shows how the fund's weightings have changed over the last six months. Fixed-income figures represent U.S. government and agency obligations and global corporate bonds and notes. Weightings are shown as a percentage of net assets. Holdings will vary over time.


* THE FUND'S MANAGEMENT TEAM

The fund is managed by the Putnam Global Asset Allocation Team. The members of the team are Jeffrey Knight (Portfolio Leader), Robert Kea (Portfolio Member), Robert Schoen (Portfolio Member), and Graham Spiers (Portfolio Member).


OF SPECIAL INTEREST

* The management team has replaced the S&P 500 Index with the Russell 3000 Index as a performance benchmark for the Growth and Balanced Portfolios. They also replaced the Lehman Credit Index with the Lehman Aggregate Bond Index as a performance benchmark for the Conservative Portfolio. The team feels the new benchmarks more accurately reflect the types of securities each portfolio holds.

* The management team has changed the strategic allocations for the Growth and Conservative Portfolios, effective January 1, 2003. The Growth Portfolio's new strategic allocation is 80% equities, 20% fixed income. The allocation had been 70% and 30% for equities and fixed income, respectively. The Conservative Portfolio's new strategic allocation is 30% equities, 70% fixed income. The allocation had been 15% and 85% for equities and fixed income, respectively. The increased exposure to equities reflects management's belief that new opportunities currently exist in equities, and is subject to change. For more information, please review the current prospectus.


THE OUTLOOK FOR YOUR FUND

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

After three difficult years, we feel investors should find some reassurance in the positive returns all three portfolios reported at NAV despite the recent market volatility. Although it's impossible to pinpoint a definite turning point, we feel the worst for equity markets is behind us. Over the next six months, we believe stock markets are likely to continue their trend of modest positive returns while bonds, especially higher-yielding securities, outperform over the short term.

There are a number of factors the market has yet to fully digest that are worth noting. We feel that whether or not President Bush's plan for reducing or eliminating the dividend tax materializes, the demand for dividend-paying stocks has yet to firmly take hold and could be a significant force in the stock market in the coming months and years. As the war in Iraq comes to a close and investor confidence continues to grow, the economic recovery has the potential to begin in earnest. We feel that all three portfolios are well-positioned to take advantage of improving market conditions, and we will maintain their diversification between equities of fundamentally strong companies and outperforming bond sectors, while seeking to take advantage of opportunities as they arise.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.



PERFORMANCE SUMMARY

This section provides information about your fund's performance during its semiannual period, which ended March 31, 2003. Performance should always be considered in light of a fund's investment strategy. Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. See pages 14 and 15 for definitions of some terms used in this section.

* GROWTH PORTFOLIO


TOTAL RETURN FOR PERIODS ENDED 3/31/03

                    Class A           Class B            Class C          Class M         Class R
(inception dates)   (2/8/94)         (2/16/94)          (9/1/94)          (2/3/95)       (1/21/03)
                   NAV    POP       NAV    CDSC        NAV   CDSC        NAV    POP         NAV
---------------------------------------------------------------------------------------------------
6 months          2.40%  -3.50%    2.14%   -2.86%     2.04%   1.04%     2.14%   -1.38%     2.27%
---------------------------------------------------------------------------------------------------
1 year          -20.14  -24.72   -20.68   -24.57    -20.68  -21.45    -20.48   -23.24    -20.30
---------------------------------------------------------------------------------------------------
5 years         -14.22  -19.13   -17.36   -18.48    -17.38  -17.38    -16.20   -19.13    -15.22
Annual average   -3.02   -4.16    -3.74    -4.00     -3.75   -3.75     -3.47    -4.16     -3.25
---------------------------------------------------------------------------------------------------
Life of fund     66.17   56.59    55.45    55.45     54.47   54.47     58.81    53.25     62.53
Annual average    5.71    5.03     4.94     4.94      4.87    4.87      5.19     4.78      5.45
---------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. For a portion of the period, this fund had limited expenses, without which returns would have been lower.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/03

                 Class A       Class B       Class C       Class M       Class R
-------------------------------------------------------------------------------------
Distributions
(number)            1             1             1             1            --
-------------------------------------------------------------------------------------
Income           $0.235        $0.159        $0.159        $0.180          --
-------------------------------------------------------------------------------------
Capital gains       --            --            --            --           --
-------------------------------------------------------------------------------------
 Total           $0.235        $0.159        $0.159        $0.180          --
-------------------------------------------------------------------------------------
Share value:   NAV    POP        NAV           NAV       NAV    POP        NAV
-------------------------------------------------------------------------------------
9/30/02       $7.69  $8.16      $7.54         $7.44     $7.56  $7.83       --
-------------------------------------------------------------------------------------
1/21/03*         --     --         --            --        --     --    $8.08
-------------------------------------------------------------------------------------
3/31/03        7.65   8.12       7.55          7.44      7.55   7.82     7.65
-------------------------------------------------------------------------------------

*Inception date of class R shares.




PERFORMANCE SUMMARY

* BALANCED PORTFOLIO


TOTAL RETURN FOR PERIODS ENDED 3/31/03

                    Class A              Class B              Class C             Class M          Class R
(inception dates)   (2/7/94)            (2/11/94)             (9/1/94)            (2/6/95)        (1/21/03)
                   NAV    POP          NAV    CDSC           NAV   CDSC          NAV    POP          NAV
-----------------------------------------------------------------------------------------------------------
6 months          2.61%  -3.24%       2.24%  -2.76%         2.13%   1.13%       2.34%  -1.21%       2.46%
-----------------------------------------------------------------------------------------------------------
1 year          -15.42  -20.32      -16.07  -20.18        -16.09  -16.92      -15.90  -18.85      -15.61
-----------------------------------------------------------------------------------------------------------
5 years          -5.39  -10.83       -8.88  -10.22         -9.00   -9.00       -7.86  -11.09       -6.52
Annual average   -1.10   -2.27       -1.84   -2.13         -1.87   -1.87       -1.62   -2.32       -1.34
-----------------------------------------------------------------------------------------------------------
Life of fund     72.26   62.33       60.92   60.92         59.88   59.88       64.88   59.10       68.40
Annual average    6.13    5.44        5.34    5.34          5.26    5.26        5.62    5.21        5.86
-----------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. For a portion of the period, this fund had limited expenses, without which returns would have been lower.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/03

                 Class A       Class B       Class C       Class M       Class R
-------------------------------------------------------------------------------------
Distributions
(number)            2             2             2             2             1
-------------------------------------------------------------------------------------
Income           $0.164        $0.133        $0.133        $0.142        $0.041
-------------------------------------------------------------------------------------
Capital gains      --            --            --            --            --
-------------------------------------------------------------------------------------
 Total           $0.164        $0.133        $0.133        $0.142        $0.041
-------------------------------------------------------------------------------------
Share value:   NAV    POP        NAV           NAV       NAV    POP        NAV
-------------------------------------------------------------------------------------
9/30/02       $8.10  $8.59      $8.05         $7.99     $8.08  $8.37         --
-------------------------------------------------------------------------------------
1/21/03*         --     --         --            --        --     --      $8.50
-------------------------------------------------------------------------------------
3/31/03        8.15   8.65       8.10          8.03      8.13   8.42       8.15
-------------------------------------------------------------------------------------

*Inception date of class R shares.




PERFORMANCE SUMMARY

* CONSERVATIVE PORTFOLIO


TOTAL RETURN FOR PERIODS ENDED 3/31/03

                     Class A           Class B          Class C          Class M       Class R
(inception dates)    (2/7/94)         (2/18/94)         (9/1/94)         (2/7/95)     (1/21/03)
                    NAV    POP       NAV    CDSC       NAV   CDSC       NAV    POP       NAV
-----------------------------------------------------------------------------------------------
6 months           4.10%  -1.83%    3.75%  -1.25%     3.74%  2.74%     3.74%   0.07%    3.94%
-----------------------------------------------------------------------------------------------
1 year            -3.42   -8.97    -4.27   -8.83     -4.29  -5.20     -4.02   -7.34    -3.68
-----------------------------------------------------------------------------------------------
5 years            9.31    3.03     5.08    3.57      5.32   5.32      6.41    2.68     7.99
Annual average     1.80    0.60     1.00    0.70      1.04   1.04      1.25    0.53     1.55
-----------------------------------------------------------------------------------------------
Life of fund      68.90   59.17    57.63   57.63     57.32  57.32     61.16   55.51    65.05
Annual average     5.90    5.21     5.10    5.10      5.08   5.08      5.36    4.95     5.63
-----------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. For a portion of the period, this fund had limited expenses, without which returns would have been lower.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/03

                 Class A       Class B       Class C       Class M       Class R
-------------------------------------------------------------------------------------
Distributions
(number)            6             6             6             6             2
-------------------------------------------------------------------------------------
Income           $0.321        $0.292        $0.291        $0.302        $0.044
-------------------------------------------------------------------------------------
Capital gains      --            --            --            --            --
-------------------------------------------------------------------------------------
 Total           $0.321        $0.292        $0.291        $0.302        $0.044
-------------------------------------------------------------------------------------
Share value:   NAV    POP        NAV           NAV       NAV    POP        NAV
-------------------------------------------------------------------------------------
9/30/02       $7.94  $8.42      $7.89         $7.88     $7.90  $8.19         --
-------------------------------------------------------------------------------------
1/21/03*         --     --         --            --        --     --      $8.01
-------------------------------------------------------------------------------------
3/31/03        7.94   8.42       7.89          7.88      7.89   8.18       7.94
-------------------------------------------------------------------------------------

*Inception date of class R shares.




COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/03

                                                                           Lipper Global
                                                                             Flexible
                                Russell       Lehman         Lehman       Portfolio Funds
                  S&P 500        3000         Credit        Aggregate        category
                   Index        Index*        Index        Bond Index*       average+
-------------------------------------------------------------------------------------------
6 months           5.02%        4.74%         5.55%           2.99%            2.47%
-------------------------------------------------------------------------------------------
1 year           -24.76       -24.66         13.45           11.69           -13.81
-------------------------------------------------------------------------------------------
5 years          -17.47       -17.25         43.30           43.64            -5.69
Annual average    -3.77        -3.72          7.46            7.51            -1.38
-------------------------------------------------------------------------------------------
Life of fund     112.30       103.75         90.87           89.98            59.36
Annual average     8.59         8.10          7.31            7.27             5.10
-------------------------------------------------------------------------------------------

*Putnam Management has recently undertaken a review of the funds' benchmarks. The
 Russell 3000 Index and Lehman Aggregate Bond Index replace the S&P 500 Index and
 Lehman Credit Index, respectively, as performance benchmarks for the funds because, in Putnam Management's opinion, the securities tracked by these indexes more accurately reflect the types of securities generally held by the funds.

+Over the 6-month, 1-year, 5-year, and life-of-fund periods ended 3/31/03, there were
 91, 90, 72, and 18 funds, respectively, in this Lipper category.




TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charges or CDSC and are available only to certain defined contribution plans.



COMPARATIVE INDEXES

Lehman Credit Index is an unmanaged index of corporate bonds.

Lehman Aggregate Bond Index is an unmanaged index of U.S. fixed-income securities.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies in the Russell universe.

Standard & Poor's 500 Index is an unmanaged index of common stock performance.

JP Morgan Developed High Yield Index is an unmanaged index designed to measure the investable universe of the U.S. dollar high-yield corporate debt market.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

Morgan Stanley Capital International (MSCI) EMF Index is an unmanaged index of securities from emerging markets available to non-domestic investors.

Putnam Growth Blended Benchmark is a benchmark administered by Putnam Management that is 60% the Russell 3000 Index, 15% the Morgan Stanley Capital International (MSCI) EAFE Index, 15% the Lehman Aggregate Bond Index, 5% the JP Morgan Developed High Yield Index and 5% the Morgan Stanley Capital International (MSCI) EMF Index.

Putnam Balanced Blended Benchmark is a benchmark administered by Putnam Management that is 50% the Russell 3000 Index, 35% the Lehman Aggregate Bond Index, 10% the Morgan Stanley Capital International (MSCI) EAFE Index and 5% the JP Morgan Developed High Yield Index.

Putnam Conservative Blended Benchmark is a benchmark administered by Putnam Management that is 65% the Lehman Aggregate Bond Index, 25% the Russell 3000 Index, 5% the JP Morgan Developed High Yield Index and 5% the Morgan Stanley Capital International (MSCI) EAFE Index.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends within a category and are based on results at net asset value.



A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.




THE FUNDS' PORTFOLIOS
MARCH 31, 2003 (UNAUDITED)
                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                  68.9%                         56.2%                         26.4%
COMMON STOCKS (a)                                 Shares          Value         Shares          Value         Shares          Value

Banking                                                            6.2%                          4.8%                          1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Abbey National PLC
(United Kingdom)                                 115,910       $602,752        164,879       $857,399         25,508       $132,643
ABN AMRO Holdings NV
(Netherlands)                                     49,618        725,385         58,347        852,998          9,027        131,969
Akbank TAS (Turkey)                           78,701,607        206,988             --             --             --             --
Allied Irish Banks PLC
(Ireland)                                        175,565      2,422,999        161,286      2,225,932         24,952        344,366
AMCORE Financial, Inc.                            14,240        310,005         33,010        718,628             --             --
Anchor BanCorp
Wisconsin, Inc.                                    2,910         63,875          7,800        171,210             --             --
Anglo Irish Bank Corp.
PLC (Ireland)                                     27,566        196,687             --             --             --             --
Australia & New Zealand
Banking Group, Ltd.
(Australia)                                       64,078        694,177        155,555      1,685,175         24,065        260,704
Banca Popolare di Milano
Scrl (BPM) (Italy)                               180,600        689,621        330,600      1,262,396         51,200        195,507
BancFirst Corp.                                       --             --             --             --         10,651        469,816
Banco Bilbao Vizcaya
Argentaria SA (Spain)                             54,075        450,138        133,155      1,108,426         20,536        170,948
Banco Bradesco SA ADR
(Brazil)                                          24,904        428,349             --             --             --             --
Banco Itau SA ADR
(Brazil)                                          26,394        715,013             --             --             --             --
Banco Popular Espanol
(Spain)                                           15,627        675,143         10,016        432,727          1,542         66,620
Bangkok Bank Public Co.,
Ltd. (Thailand) (NON)                            308,800        461,111             --             --             --             --
Bank of Ireland
(Ireland)                                         53,404        565,741             --             --             --             --
Bank of the Ozarks, Inc.                          11,230        312,868         30,740        856,416             --             --
BankAtlantic Bancorp,
Inc. Class A                                      64,200        628,518        146,080      1,430,123             --             --
Barclays PLC (United
Kingdom)                                         141,684        817,402        133,842        772,160         20,706        119,457
Bayerische Vereinsbank
AG (Germany)                                       5,200         39,145             --             --             --             --
BB&T Corp.                                        27,982        879,474         42,700      1,342,061         14,380        451,963
BNP Paribas SA (France)                           87,306      3,495,706         64,290      2,574,152          9,946        398,235
Canadian Imperial Bank
of Commerce (Canada)                              44,400      1,427,876         53,900      1,733,390          8,300        266,923
Cascade Bancorp                                    7,470        109,137         20,150        294,392             --             --
Cathay Bancorp, Inc.                               3,920        153,037         10,730        418,899             --             --
Charter One Financial, Inc.                       26,496        732,852         41,693      1,153,228         15,257        422,009
Chinatrust Financial
Holding Co. (Taiwan) (NON)                       707,600        560,052             --             --             --             --
Chittenden Corp.                                  11,850        309,759         32,470        848,766             --             --
Colonial Bancgroup, Inc.                          56,130        631,463        115,780      1,302,525             --             --
Columbia Banking
Systems, Inc. (NON)                                   --             --             --             --          5,666         77,908
Comerica, Inc.                                    40,198      1,522,700         62,850      2,380,758         23,060        873,513
Commerce Bancorp, Inc.                             3,600        143,064          4,500        178,830             --             --
Community First
Bankshares                                        17,880        456,834         41,570      1,062,114             --             --
Compass Bancshares, Inc.                          12,300        384,621         20,300        634,781          8,900        278,303
CPB, Inc.                                          2,600         66,170          7,000        178,150             --             --
Danske Bank A/S
(Denmark)                                        117,110      1,953,468         44,098        735,582          6,821        113,779
DBS Group Holdings, Ltd.
(Singapore)                                       76,069        396,529            181            944             --             --
DnB Holdings ASA
(Norway)                                          60,082        237,711             --             --             --             --
DnB Holdings ASA 144A
(Norway)                                          10,575         41,839             --             --             --             --
Doral Financial Corp.                             81,780      2,890,923        181,355      6,410,899         35,575      1,257,576
Downey Financial Corp.                             8,200        323,162         18,800        740,908             --             --
Fifth Third Bancorp                               23,900      1,198,346         40,900      2,050,726         14,600        732,044
First Essex Bancorp,
Inc.                                               6,100        189,222         14,000        434,280             --             --
First Federal Capital
Corp.                                                 --             --             --             --          4,874         98,991
First Financial
Bankshares, Inc.                                     800         28,400          2,200         78,100            671         23,821
First Tennessee National
Corp.                                              3,400        135,014          4,200        166,782             --             --
FirstFed Financial Corp.
(NON)                                             20,900        630,971         47,890      1,445,799          2,840         85,740
Flagstar Bancorp, Inc.                            29,600        780,552         75,550      1,992,254             --             --
FleetBoston Financial
Corp.                                              2,666         63,664          2,738         65,383             --             --
Fubon Financial Holding
Co., Ltd. (Taiwan)                               495,455        385,013             --             --             --             --
Great Southern Bancorp,
Inc.                                                  --             --             --             --            380         14,060
Greater Bay Bancorp                                8,900        127,270         20,100        287,430             --             --
Greenpoint Financial
Corp.                                             29,333      1,314,412         43,450      1,946,995          8,990        402,842
Grupo Financiero Banorte
SA de CV (Mexico)                                139,594        323,015             --             --             --             --
Grupo Financiero BBVA
Bancomer SA de CV
(Mexico) (NON)                                 2,273,719      1,736,226      1,092,752        834,432        169,056        129,092
Hancock Holding Co.                                   --             --             --             --          5,877        252,829
HDFC Bank, Ltd. (India)                           49,134        242,046             --             --             --             --
HDFC Bank, Ltd. ADR
(India)                                           28,900        447,083             --             --             --             --
Hibernia Corp. Class A                             3,600         61,056          3,600         61,056             --             --
Housing Development
Finance Corp., Ltd.
(India)                                           87,739        613,341             --             --             --             --
Hudson United Bancorp                             54,540      1,679,832        133,310      4,105,948             --             --
IBERIABANK Corp.                                      --             --             --             --          4,482        182,417
ICICI Bank, Ltd. (India)                          63,026        177,921             --             --             --             --
ICICI Bank, Ltd. ADR
(India)                                           46,658        293,945             --             --             --             --
Independent Bank Corp.
-- Massachusetts                                  10,560        211,306         26,300        526,263             --             --
Irish Life & Permanent
PLC (Ireland)                                     26,092        270,431         63,340        656,487          9,799        101,562
Irwin Financial Corp.                             38,440        749,196         87,900      1,713,171             --             --
ITLA Capital Corp. (NON)                              --             --             --             --          7,156        236,506
Jyske Bank A/S (Denmark)
(NON)                                              2,000         56,435             --             --             --             --
Komercni Banka AS (Czech
Republic)                                          8,681        583,567             --             --             --             --
Kookmin Bank (South
Korea)                                            59,315      1,399,652         24,300        573,406          3,760         88,724
Kookmin Bank ADR (South
Korea)                                             5,300        121,900             --             --             --             --
Lakeland Financial Corp.                              --             --             --             --            748         18,700
M&T Bank Corp.                                     4,203        330,272          6,925        544,167          3,079        241,948
MAF Bancorp, Inc.                                 13,040        438,796         33,200      1,117,180             --             --
MainSource Financial
Group, Inc.                                           --             --             --             --          3,528         82,908
Malayan Banking Berhad
(Malaysia)                                       269,500        592,191             --             --             --             --
Mega Financial Holdings
Co., Ltd. (Taiwan) (NON)                         575,000        258,167             --             --             --             --
Mellon Financial Corp.                            26,552        564,496         41,400        880,164         14,860        315,924
Midwest Banc Holdings,
Inc.                                                  --             --             --             --          2,494         45,441
National Bank of Canada
(Canada)                                          71,877      1,581,900         96,900      2,132,617         15,000        330,126
National City Corp.                               18,950        527,758         23,450        653,083             --             --
National Finance PCL
(Thailand) (NON)                                 617,300        167,071             --             --             --             --
Nordea AB (Sweden)                                    --             --             --             --             50            221
North Fork Bancorp.,
Inc.                                               9,600        282,720         16,900        497,705          7,400        217,930
Northern Rock PLC
(United Kingdom)                                 101,763      1,044,699        246,942      2,535,106         38,011        390,221
Old Second Bancorp, Inc.                              --             --             --             --          1,125         42,548
Oriental Financial Group                          12,800        276,480         34,700        749,520             --             --
OTP Bank Rt. GDR
(Hungary)                                         36,231        706,867             --             --             --             --
Overseas-Chinese Banking
Corp. (Singapore)                                111,480        596,910             --             --             --             --
Pacific Capital Bancorp.                          15,380        455,863         42,130      1,248,733             --             --
Peoples Holding Co.
(The)                                                 --             --             --             --            960         40,896
Provident Bankshares
Corp.                                             22,395        516,877         51,907      1,198,014             --             --
Public Bank Berhad
(Malaysia)                                       687,875        409,105             --             --             --             --
R&G Financial Corp.
Class B                                           31,010        682,220         77,570      1,706,540             --             --
Republic Bancorp, Inc.                            58,100        684,418        132,526      1,561,156             --             --
Royal Bank of Scotland
Group PLC (United
Kingdom)                                         154,824      3,487,186        206,071      4,641,450         32,054        721,970
Simmons First National
Corp. Class A                                         --             --             --             --          1,096         39,511
Skandinaviska Enskilda
Banken AB (Sweden)                                15,600        135,265             --             --             --             --
Sky Financial Group,
Inc.                                              15,980        314,327         36,770        723,266             --             --
Societe Generale
(France)                                          33,871      1,748,628         26,160      1,350,539          4,047        208,931
Standard Bank Investment
Corp., Ltd. (South
Africa)                                          343,377      1,186,545             --             --             --             --
State Street Corp.                                 4,300        136,009          5,300        167,639             --             --
Staten Island Bancorp,
Inc.                                              17,400        259,608         47,500        708,700             --             --
Sterling Bancorp                                   1,980         48,787          5,328        131,282             --             --
Sterling Bancshares,
Inc.                                              22,120        263,007         52,110        619,588             --             --
Sterling Financial Corp.
(NON)                                                 --             --             --             --          5,498        116,668
Svenska Handelsbanken AB
Class A (Sweden)                                  63,429        894,188             --             --             --             --
Taishin Financial
Holdings Co., Ltd.
(Taiwan) (NON)                                   605,000        285,566             --             --             --             --
TCF Financial Corp.                                5,700        228,228          9,500        380,380          4,100        164,164
Thai Farmers Bank Public
Co. (Thailand) (NON)                             337,600        275,688             --             --             --             --
Trico Bancshares                                      --             --             --             --          4,409        111,548
TrustCo Bank Corp. NY                             15,900        153,117         42,900        413,127             --             --
Trustmark Corp.                                   28,090        667,418         64,100      1,523,016             --             --
U.S. Bancorp                                     219,488      4,165,882        353,272      6,705,103        117,760      2,235,085
Umpqua Holdings Corp.                              4,080         73,807         10,950        198,086             --             --
Unibanco-Uniao de Bancos
Brasileiros SA GDR
(Brazil)                                          56,200        813,214             --             --             --             --
UnionBanCal Corp.                                  5,000        197,100          6,200        244,404             --             --
United Overseas Bank,
Ltd. (Singapore)                                 195,000      1,138,025             --             --             --             --
Wachovia Corp.                                    75,676      2,578,281        113,268      3,859,041         33,710      1,148,500
Washington Federal, Inc.                          35,300        743,418         80,900      1,703,754             --             --
Webster Financial Corp.                           17,700        621,624         40,700      1,429,384             --             --
Westpac Banking Corp.
(Australia)                                      208,024      1,895,377        203,389      1,853,146         31,637        288,255
Zions Bancorp.                                    28,830      1,233,347         44,850      1,918,683         15,880        679,346
                                                          -------------                 -------------                 -------------
                                                             75,202,562                    94,697,054                    15,821,708

Basic Materials                                                    4.1%                          2.4%                          1.0%
-----------------------------------------------------------------------------------------------------------------------------------
3M Co.                                            19,000      2,470,570         30,900      4,017,927          8,950      1,163,769
A. Schulman, Inc.                                 13,100        190,343         29,900        434,447             --             --
Abitibi-Consolidated,
Inc. (Toronto Exchange)
(Canada)                                          46,200        321,968             --             --             --             --
Abitibi-Consolidated,
Inc. (Canada)                                     20,800        144,560         34,200        237,690         14,800        102,860
Acerinox SA (Spain)                                3,279        118,018             --             --             --             --
Airgas, Inc. (NON)                                40,900        757,059         93,750      1,735,313             --             --
AK Steel Holding Corp. (NON)                      16,100         52,325         16,800         54,600             --             --
Akzo-Nobel NV
(Netherlands)                                     20,039        398,336         45,510        904,649          7,041        139,961
Albany International
Corp.                                              8,147        186,648         18,482        423,423             --             --
Alcoa, Inc.                                        3,600         69,768          3,800         73,644             --             --
Alumina, Ltd.
(Australia)                                       29,164         72,069             --             --             --             --
Amcol International
Corp.                                                 --             --             --             --          6,034         34,273
Ameron International
Corp.                                              9,480        566,904         21,970      1,313,806             --             --
Anglo American Platinum
Corp. (South Africa)                              15,253        452,329             --             --             --             --
Anglo American PLC
(United Kingdom)                                 237,381      3,373,088             --             --             --             --
Anglogold, Ltd. (South
Africa)                                           11,500        346,303             --             --             --             --
Aracruz Celulose SA ADR
(Brazil)                                          16,450        329,165             --             --             --             --
Arcelor (Luxembourg)                              77,850        684,571        158,400      1,392,884         24,506        215,493
Arch Chemicals, Inc.                               9,700        181,390         22,490        420,563             --             --
Associated Cement Co.,
Ltd. (India)                                      59,649        174,107             --             --             --             --
BASF AG (Germany)                                 76,248      2,844,981         23,846        889,747          3,690        137,682
Bemis Co., Inc.                                      300         12,618            700         29,442             --             --
BHP Billiton PLC (United
Kingdom)                                         408,310      2,045,843        442,546      2,217,378         68,465        343,044
BHP Billiton, Ltd.
(Australia)                                      136,552        765,644             --             --             --             --
Boise Cascade Corp.                               14,208        310,445         22,805        498,289          9,959        217,604
Cemex SA de CV ADR
(Mexico)                                          58,392      1,018,356             --             --             --             --
China Steel Corp.
(Taiwan)                                         417,260        235,381             --             --             --             --
Ciba Specialty Chemicals
AG (Switzerland) (NON)                            16,383      1,072,675             --             --             --             --
Cleveland-Cliffs, Inc. (NON)                      11,100        207,015         25,500        475,575             --             --
Compagnie de Saint
Gobain (France)                                   29,465        814,266         41,526      1,147,572          6,424        177,527
Companhia Vale do Rio
Doce (CVRD) (Preference
A) ADR (Brazil)                                   31,000        804,450             --             --             --             --
Companhia Vale do Rio
Doce (CVRD) ADR
(Brazil)                                          26,100        703,395             --             --             --             --
CRH PLC (Ireland)                                108,176      1,546,062         82,793      1,183,286         12,809        183,068
Dow Chemical Co. (The)                            51,296      1,416,283         78,237      2,160,124         26,707        737,380
Eastman Chemical Co.                               1,600         46,384          1,600         46,384             --             --
Engelhard Corp.                                   32,068        686,897         51,372      1,100,388         22,414        480,108
Far Eastern Textile,
Ltd. (Taiwan)                                    514,000        184,919             --             --             --             --
Formosa Chemicals &
Fibre Corp. (Taiwan)                             289,312        303,925             --             --             --             --
Formosa Plastics Corp.
(Taiwan)                                         361,140        469,809             --             --             --             --
Freeport-McMoRan Copper
& Gold, Inc. Class B (NON)                        55,300        942,865         92,140      1,570,987         34,300        584,815
Fresh Del Monte Produce
(Cayman Islands)                                      --             --             --             --         25,408        387,472
Gerdau SA (Preference)
ADR (Brazil)                                      21,800        199,470             --             --             --             --
GMK Norilsk Nickel ADR
(Russia)                                          10,100        239,370             --             --             --             --
Gold Fields, Ltd. (South
Africa)                                           40,800        437,236             --             --             --             --
Graphic Packaging Intl.
Corp. (NON)                                       32,500        178,750         74,570        410,135             --             --
H.B. Fuller Co.                                    9,800        226,576         22,700        524,824             --             --
Henkel KGaA (Germany)                             27,380      1,493,579         66,254      3,614,156         10,198        556,301
Henkel KGaA (Preference)
(Germany)                                          3,000        184,925          7,300        449,983          1,100         67,806
Hindalco Industries,
Inc. (India)                                       6,800         76,599             --             --             --             --
Holcim, Ltd. Class B
(Switzerland)                                      9,689      1,601,206          8,948      1,478,748          1,384        228,720
Horizon Organic Holding
Corp. (NON)                                        4,280         56,068         11,490        150,519             --             --
Impala Platinum
Holdings, Ltd. (South
Africa)                                           10,292        525,276             --             --             --             --
Jarden Corp. (NON)                                19,010        494,260         52,050      1,353,300             --             --
Kadant, Inc. (NON)                                24,400        399,916         56,500        926,035             --             --
Lafarge (France)                                  19,063      1,066,924             --             --             --             --
LG Chemical, Ltd. (South
Korea)                                            14,700        451,172             --             --             --             --
Lubrizol Corp. (The)                               7,000        210,070          8,650        259,587          5,496        164,935
Nan Ya Plastic Corp.
(Taiwan)                                         515,380        490,979             --             --             --             --
Norske Skogindustrier
ASA (Norway)                                       6,850         87,348             --             --             --             --
Octel Corp. (United
Kingdom)                                              --             --             --             --         16,871        244,461
OM Group, Inc. (NON)                              79,300        693,875        140,100      1,225,875         61,200        535,500
Omnova Solutions, Inc. (NON)                      11,800         34,810         26,800         79,060             --             --
Oregon Steel Mills, Inc.
(NON)                                                 --             --             --             --         37,141         87,281
Pioneer Cos., Inc. (NON)                           4,774         21,483             --             --          1,272          5,724
Pohang Iron & Steel Co.,
Ltd. (South Korea)                                12,930      1,015,310          8,840        694,149          1,370        107,577
Polymer Group, Inc.
Class A (NON)                                      6,609         57,102             --             --          3,330         28,771
POSCO ADR (South Korea)                           59,616      1,174,435             --             --             --             --
PPG Industries, Inc.                              16,479        742,873         22,957      1,034,902          5,084        229,187
Quaker Chemical Corp.                              5,410        110,364         14,530        296,412             --             --
Quanex Corp.                                       5,000        158,500         11,400        361,380             --             --
Reliance Industries,
Ltd. (Poland)                                    152,058        885,910             --             --             --             --
Rhodia SA (France)                                20,740        112,458             --             --             --             --
Rinker Group, Ltd.
(Australia) (NON)                                348,379      1,037,719        763,000      2,272,753        117,446        349,837
Rio Tinto PLC (United
Kingdom)                                          25,474        474,715             --             --             --             --
Rio Tinto, Ltd.
(Australia)                                       83,461      1,564,754        141,475      2,652,419         21,968        411,863
Rohm & Haas Co.                                   14,057        418,617         20,483        609,984          7,581        225,762
RPM, Inc.                                          6,100         64,050          6,400         67,200             --             --
Ryerson Tull, Inc.                                49,960        312,250        113,530        709,563             --             --
Sappi, Ltd. (South
Africa)                                           52,369        613,205             --             --             --             --
Siam Cement PLC
(Thailand)                                        28,800        856,071             --             --             --             --
Smurfit-Stone Container
Corp. (NON)                                       70,913        947,327        109,413      1,461,648         37,265        497,823
Sonoco Products Co.                               36,366        761,140         59,130      1,237,591         25,909        542,275
Sterling Chemicals, Inc.
(NON)                                                125          3,125             --             --             34            850
Stora Enso OYJ (Finland)                           9,800         90,346             --             --             --             --
Svenska Cellulosa AB
(SCA) Class B (Sweden)                            22,550        711,612         54,700      1,726,173          8,500        268,235
United States Steel
Corp.                                              8,900         87,487          9,300         91,419             --             --
Wellman, Inc.                                     11,900        111,027         27,200        253,776             --             --
Weyerhaeuser Co.                                   7,798        372,978         12,441        595,053          5,379        257,278
Worthington Industries ,
Inc.                                              34,800        415,164         79,550        949,032             --             --
Yanzhou Coal Mining Co.,
Ltd. (Hong Kong)                                 778,000        311,731             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             49,901,896                    47,813,794                     9,715,242

Capital Goods                                                      2.4%                          2.2%                          1.3%
-----------------------------------------------------------------------------------------------------------------------------------
ABB, Ltd. (Switzerland)
(NON)                                            101,974        239,291        247,550        580,897         38,298         89,869
Acuity Brands, Inc.                               23,700        318,765         64,900        872,905             --             --
Alstom (France) (NON)                              5,512          8,479             --             --             --             --
Applied Industrial
Technologies, Inc.                                28,670        479,076         65,640      1,096,844             --             --
Applied Signal
Technology, Inc.                                      --             --             --             --         11,280        159,048
Aviall, Inc. (NON)                                17,200        133,128         39,200        303,408             --             --
BAE Systems PLC (United
Kingdom)                                         128,617        227,687             --             --             --             --
Ball Corp.                                         4,500        250,650          5,600        311,920             --             --
Bharat Heavy
Electricals, Ltd.
(India)                                           65,912        310,321             --             --             --             --
Boeing Co. (The)                                  17,289        433,262         27,598        691,606         12,056        302,123
Bouygues SA (France)                              39,282        790,277             --             --             --             --
Briggs & Stratton Corp.                            9,700        376,748         26,500      1,029,260         11,503        446,777
Butler Manufacturing Co.                              --             --             --             --          7,272        119,261
Canon, Inc. (Japan)                              121,000      4,225,202         94,000      3,282,389         15,000        523,785
Cascade Corp.                                     23,532        338,861         54,096        778,982             --             --
Centex Construction
Products, Inc.                                        --             --             --             --          7,491        269,676
Consorcio ARA SA
(Mexico) (NON)                                   142,046        219,564             --             --             --             --
Daelim Industrial Co.
(South Korea)                                     21,840        304,688             --             --             --             --
Daewoo Shipbuilding &
Marine Engineering Co.,
Ltd. (Japan) (NON)                                30,710        232,088             --             --             --             --
Dover Corp.                                       18,212        441,095         29,460        713,521         12,861        311,493
Eaton Corp.                                          700         48,965            800         55,960             --             --
EMCOR Group, Inc. (NON)                            7,200        347,400         16,600        800,950             --             --
Emerson Electric Co.                              14,803        671,316         24,644      1,117,605         10,758        487,875
Engineered Support
Systems, Inc.                                     16,305        638,341         44,675      1,749,026             --             --
Ennis Business Forms                               8,760         99,251         23,970        271,580             --             --
European Aeronautic
Defense and Space Co.
(Netherlands)                                     10,886         81,949             --             --             --             --
Flowserve Corp. (NON)                              4,800         55,920          5,000         58,250             --             --
Fluor Corp.                                       12,500        421,000         15,500        522,040          8,600        289,648
Gamuda Berhad (Malaysia)                         153,000        215,408             --             --             --             --
Global Imaging Systems,
Inc. (NON)                                        13,200        244,200         36,100        667,850             --             --
Goodrich Corp.                                     2,300         32,338          2,350         33,041             --             --
Griffon Corp. (NON)                               35,320        455,628         81,840      1,055,736         18,779        242,249
Hon Industries, Inc.                               6,920        197,220         16,030        456,855         15,768        449,388
Hyundai Mobis (South
Korea)                                             9,320        143,025             --             --             --             --
IJM Corp. Berhad
(Malaysia)                                       269,000        317,137             --             --             --             --
Ingersoll-Rand Co. Class
A (Bermuda)                                       31,842      1,228,783         52,699      2,033,654         18,385        709,477
Intermet Corp.                                    88,460        321,994        201,780        734,479             --             --
L-3 Communications
Holdings, Inc. (NON)                              10,200        409,734         19,400        779,298          7,900        317,343
LG Engineering &
Construction, Ltd.
(South Korea)                                     17,550        205,664             --             --             --             --
Lockheed Martin Corp.                             24,250      1,153,088         38,350      1,823,543          9,400        446,970
Mabuchi Motor Co., Ltd.
(Japan)                                            6,400        487,989         15,500      1,181,849          2,400        182,996
MAN AG (Germany)                                  30,100        459,747         62,400        953,098          9,700        148,158
Metso Corp. (Finland)                              5,900         60,185             --             --             --             --
MSC Industrial Direct
Co., Inc. Class A (NON)                           24,800        396,552         40,450        646,796         15,600        249,444
NACCO Industries, Inc.
Class A                                            3,050        140,300          7,080        325,680             --             --
New England Business
Service, Inc.                                      8,450        216,320         23,170        593,152         17,301        442,906
NN, Inc.                                              --             --             --             --          2,591         22,700
Northrop Grumman Corp.                            10,667        915,229         17,532      1,504,246          7,681        659,030
PACCAR, Inc.                                       2,700        135,729          3,300        165,891             --             --
Parker-Hannifin Corp.                             12,573        487,078         20,699        801,879          8,952        346,800
Pentair, Inc.                                      3,400        120,190          4,200        148,470             --             --
Precision Castparts
Corp.                                              4,500        107,235          4,700        112,001             --             --
Raytheon Co.                                      18,850        534,775         27,900        791,523          8,000        226,960
Republic Services, Inc.
(NON)                                             67,410      1,337,414        107,234      2,127,523         43,083        854,767
Rockwell Collins, Inc.                            19,226        353,182         27,082        497,496          7,784        142,992
Sandvik AB (Sweden)                               16,294        367,142             --             --             --             --
Schindler Holding AG
(Switzerland) (NON)                                  937        138,722             --             --             --             --
Sealed Air Corp. (NON)                            12,400        497,612         23,000        922,990          9,600        385,248
Shaw Group, Inc. (NON)                            15,200        152,760         18,800        188,940         26,229        263,601
SKF AB Class B (Sweden)                           14,662        375,341         29,400        752,628          4,500        115,198
Standard Register Co.
(The)                                             26,500        394,850         64,100        955,090             --             --
Stericycle, Inc. (NON)                            16,710        628,129         45,690      1,717,487             --             --
Taylor Woodrow PLC
(United Kingdom)                                 116,202        322,339        282,090        782,504         43,641        121,058
Tecumseh Products Co.
Class A                                            6,500        266,370         14,650        600,357             --             --
Tetra Tech, Inc. (NON)                            27,800        393,092         76,100      1,076,054         27,107        383,293
ThyssenKrupp AG
(Germany)                                         46,700        371,933         62,900        500,954          9,700         77,254
Timken Co.                                         3,000         46,860          3,100         48,422             --             --
Tomkins PLC (United
Kingdom)                                          51,636        146,909             --             --             --             --
Tong Yang Industry
(Taiwan)                                         172,000        202,469             --             --             --             --
Toro Co. (The)                                     4,800        336,240         11,100        777,555          6,970        488,249
United Technologies
Corp.                                              2,200        127,116          3,200        184,896             --             --
VA Technologie AG
(Austria)                                          4,799         92,148             --             --             --             --
Valmont Industries, Inc.                              --             --             --             --         14,734        318,254
Vinci SA (France)                                  9,095        530,862         22,396      1,307,221          3,454        201,605
Wallace Computer
Services, Inc.                                        --             --             --             --         20,597        513,071
Waste Management, Inc.                            34,736        735,708         52,269      1,107,057         18,034        381,960
Watsco, Inc.                                      18,000        246,240         41,600        569,088             --             --
Wolseley PLC (United
Kingdom)                                          31,791        257,274         46,200        373,881          7,125         57,660
World Fuel Services
Corp.                                             13,280        270,381         30,530        621,591             --             --
YTL Corp. Berhad
(Malaysia)                                       119,880        108,523             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             29,378,488                    44,157,918                    11,748,186

Communication Services                                             4.4%                          2.4%                          1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Info Service
Public Co., Ltd.
(Thailand)                                       423,507        419,950             --             --             --             --
America Movil SA de CV
ADR Ser. L (Mexico)                               88,789      1,187,109             --             --             --             --
Arch Wireless, Inc. (NON)                             70            179             --             --             35             90
AT&T Corp.                                        14,100        228,420         19,240        311,688             --             --
AT&T Wireless Services,
Inc. (NON)                                        37,806        249,520         60,514        399,392         26,497        174,880
BellSouth Corp.                                   86,680      1,878,356        130,012      2,817,360         38,447        833,146
Boston Communications
Group (NON)                                       11,550        180,873         31,100        487,026             --             --
Brasil Telecom
Paricipacoes SA ADR
(Brazil)                                          22,200        620,490             --             --             --             --
Broadwing, Inc. (NON)                                 --             --             --             --         21,523         86,092
BT Group PLC (United
Kingdom)                                         114,300        283,640             --             --             --             --
CenturyTel, Inc.                                   4,100        113,160          5,100        140,760             --             --
China Mobile, Ltd. (Hong
Kong)                                            702,500      1,391,633             --             --             --             --
China Telecom Corp.,
Ltd. (China) (NON)                               958,000        171,966             --             --             --             --
China Telecom Corp.,
Ltd. ADR (China) (NON)                            11,649        209,100             --             --             --             --
Citizens Communications
Co. (NON)                                         35,600        355,288         62,900        627,742         69,417        692,782
Commonwealth Telephone
Enterprises, Inc. (NON)                            9,900        384,318         27,060      1,050,469         10,610        411,880
Compania Anonima
Nacional Telefonos de
Venezuela ADR
(Venezuela)                                       18,850        169,273             --             --             --             --
Compania
Telecommunicaciones de
Chile SA ADR (Chile)                              33,200        312,744             --             --             --             --
Covad Communications
Group, Inc. (NON)                                  7,625          4,346             --             --          5,190          2,958
Deutsche Telekom AG ADR
(Germany)                                          6,500         71,630             --             --             --             --
Dobson Communications
Corp. (NON)                                           --             --             --             --         26,192         85,386
Earthlink, Inc. (NON)                             57,933        333,115        131,684        757,183             --             --
Echostar Communications
Corp. Class A (NON)                                6,150        177,612          9,200        265,696             --             --
Equinix, Inc. (NON)                                5,146         15,181             --             --          3,672         11,294
FLAG Telecom Group, Ltd.
(Bermuda) (NON)                                    1,372         37,216            306          8,300            934         25,335
France Telecom SA
(France)                                           5,100        103,993             --             --             --             --
Globix Corp. (NON)                                 9,289         23,223             --             --          4,816         12,040
Hellenic
Telecommunication
Organization SA
(Greece)                                          30,890        283,088         74,990        687,238         11,600        106,307
Japan Telecom Holdings
Co., Ltd. (Japan)                                    257        695,825            623      1,686,766             96        259,919
Johnnies Industrial
Corp. (South Africa) (NON)                        52,492        294,629             --             --             --             --
KT Corp. (South Korea)                             7,190        247,901             --             --             --             --
KT Corp. ADR (South
Korea)                                           123,582      2,121,903         60,139      1,032,587          9,400        161,398
Magyar Tavkozlesi I Rt
(Matav) (Hungary)                                 85,855        293,972             --             --             --             --
Maxis Communications
Berhad (Malaysia)                                139,000        190,211             --             --             --             --
Maxis Communications
Berhad 144A (Malaysia)                            44,100         60,347             --             --             --             --
Metrocall Holdings, Inc.
(NON)                                                 61             64             --             --             26             27
Mobile Telesystems ADR
(Russia) (NON)                                    11,400        468,996             --             --             --             --
Nextel Communications,
Inc. Class A (NON)                                69,650        932,614        122,250      1,636,928         37,200        498,108
Nippon Telegraph and
Telephone Corp. (NTT)
(Japan)                                              340      1,155,702            800      2,719,298             --             --
North Pittsburgh
Systems, Inc.                                         --             --             --             --         10,762        145,395
NTT DoCoMo, Inc. (Japan)                           2,335      4,352,522            910      1,696,272            141        262,829
Orange SA (France) (NON)                          80,447        645,092        198,094      1,588,486         30,551        244,984
PanAmSat Corp. (NON)                               4,500         63,540          4,700         66,364             --             --
Portugal Telecom SGPS SA
(Portugal)                                       164,913      1,142,493        264,179      1,830,192         40,664        281,714
Primus
Telecommunications GP (NON)                           --             --             --             --         77,651        169,279
PT Telekomunikasi
(Indonesia)                                      755,000        307,583             --             --             --             --
PT Telekomunikasi 144A
(Indonesia)                                      665,800        271,244             --             --             --             --
Qwest Communications
International, Inc. (NON)                         78,010        272,255        124,822        435,629         54,602        190,561
SBC Communications, Inc.                         177,045      3,551,523        266,399      5,343,964         79,182      1,588,391
SK Telecom Co., Ltd.
(South Korea)                                      8,600      1,048,948             --             --             --             --
SK Telecom Co., Ltd. ADR
(South Korea)                                     57,700        785,874             --             --             --             --
Sprint Corp. (FON Group)                          45,209        531,206         64,467        757,487         18,386        216,036
Swisscom AG
(Switzerland)                                      2,699        830,139          2,125        653,592            331        101,807
Taiwan Cellular Corp.
(Taiwan)                                         180,074        123,349             --             --             --             --
TDC A/S (Denmark)                                  4,300        101,429             --             --             --             --
Tele Norte Leste
Participacoes SA ADR
(Brazil)                                         117,600        970,200             --             --             --             --
Telecom Corp. of New
Zealand, Ltd. (New
Zealand)                                               1              3             --             --            575          1,440
Telecom Corp. of New
Zealand, Ltd. 144A (New
Zealand)                                          51,943        130,069          1,750          4,382             --             --
Telecom Italia Mobile
SpA (Italy)                                      351,200      1,433,015        272,500      1,111,893         42,000        171,374
Telecom Italia SpA
(Italy)                                          119,124        821,374        332,650      2,293,662         51,463        354,844
Telecom Italia SpA 144A
(Italy)                                           17,617        121,471             --             --             --             --
Telecom Italia SpA-RNC
(Italy)                                          228,050        960,378             --             --             --             --
Telefonica SA (Spain) (NON)                       58,981        551,465             --             --             --             --
Telefonica SA ADR
(Spain) (NON)                                      2,574         72,201             --             --             --             --
Telefonos de Mexico SA
de CV (Telmex) ADR
Class L (Mexico)                                 122,173      3,630,982         27,900        829,188          4,300        127,796
Telekom Austria AG
(Austria) (NON)                                    8,716         89,386             --             --             --             --
Telekom South Africa
144A (South Africa) (NON)                         61,700        228,911             --             --             --             --
Telstra Corp., Ltd.
(Australia)                                      175,811        432,336        304,494        748,779         47,107        115,841
Verizon Communications,
Inc.                                             117,795      4,164,053        177,194      6,263,808         48,950      1,730,383
Vodafone Group PLC
(London Exchange)
(United Kingdom)                               4,914,578      8,777,820      4,139,134      7,392,816        643,838      1,149,945
Vodafone Group PLC
(United Kingdom)                                   5,100         92,922             --             --             --             --
Western Wireless Corp.
Class A (NON)                                     72,900        409,698        199,300      1,120,066             --             --
WilTel Communications,
Inc. (NON)                                         7,223         91,010             --             --          3,465         43,659
                                                          -------------                 -------------                 -------------
                                                             52,672,078                    46,765,013                    10,257,920

Conglomerates                                                      1.3%                          1.1%                          0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc.
Class B (NON)                                        398        850,526            653      1,395,461            279        596,223
Brambles Industries PLC
(United Kingdom)                                 279,900        672,463        441,242      1,060,089         68,263        164,003
Brambles Industries,
Ltd. (Australia)                                 210,343        579,527             --             --             --             --
China Merchants Holdings
International Co., Ltd.
(Hong Kong)                                      559,000        415,709             --             --             --             --
General Electric Co.                             345,900      8,820,450        555,605     14,167,928        159,320      4,062,660
Honeywell International,
Inc.                                              40,089        856,301         62,795      1,341,301         21,035        449,308
Investor AB Class B
(Sweden)                                         123,295        709,804             --             --             --             --
Itochu Corp. (Japan)                             169,000        410,526             --             --             --             --
Mitsubishi Corp. (Japan)                          12,500         77,176            100            617            100            617
Sime Darby Berhad
(Malaysia)                                       287,000        392,737             --             --             --             --
Sumitomo Corp. (Japan)                            19,000         86,058             --             --             --             --
Tyco International, Ltd.
(Bermuda)                                        117,602      1,512,362        191,041      2,456,787         54,575        701,835
Walter Industries, Inc.                           20,610        179,719         47,110        410,799             --             --
                                                          -------------                 -------------                 -------------
                                                             15,563,358                    20,832,982                     5,974,646

Consumer Cyclicals                                                 8.1%                          7.0%                          3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Aaron Rents, Inc.                                  2,330         47,485          6,280        127,986             --             --
Abercrombie & Fitch Co.
Class A (NON)                                     17,600        528,528         30,100        903,903         17,536        526,606
Accor SA (France)                                 48,082      1,328,223         35,617        983,888          5,510        152,209
Action Performance Cos.,
Inc.                                               8,300        175,545         19,000        401,850             --             --
Adecco SA (Switzerland)                           12,239        340,199         29,711        825,855          4,597        127,780
Adidas-Salomon AG
(Germany)                                          4,300        377,650          5,900        518,170            900         79,043
Advance Auto Parts, Inc.
(NON)                                             11,200        518,000         19,800        915,750          8,600        397,750
Amadeus Global Travel
Distribution SA Class A
(Spain)                                          188,762        867,005        457,591      2,101,766         69,946        321,270
Ambassadors Group, Inc.
(NON)                                                 --             --             --             --          1,125         13,601
American Standard Cos.,
Inc. (NON)                                         5,300        364,481          9,200        632,684          3,500        240,695
American Woodmark Corp.                            9,700        427,867         26,532      1,170,327             --             --
Angelica Corp.                                    10,900        185,845         24,900        424,545          1,757         29,957
APAC Customer Services,
Inc. (NON)                                            --             --             --             --         43,910        101,871
Apogee Enterprises, Inc.                          30,700        252,385         71,000        583,691             --             --
Applica, Inc. (NON)                               31,010        151,639         70,580        345,136             --             --
Asahi Chemical Industry
Co., Ltd. (Japan)                                112,000        291,903             --             --             --             --
Asahi Glass Co., Ltd.
(Japan)                                          104,000        557,895        192,000      1,029,960         30,000        160,931
AutoZone, Inc. (NON)                              23,000      1,580,330         35,450      2,435,770          5,900        405,389
Bandag, Inc.                                      13,100        417,759         30,100        959,889         12,995        414,411
Barnes & Noble, Inc. (NON)                         3,200         60,768          3,300         62,667             --             --
Barratt Developments PLC
(United Kingdom)                                  26,333        162,326             --             --             --             --
Bayerische Motoren Werke
(BMW) AG (Germany)                                63,507      1,759,868         47,370      1,312,689          7,276        201,628
Bec World Public Co.,
Ltd. (Thailand)                                   52,700        255,754             --             --             --             --
Best Buy Cos., Inc. (NON)                         13,400        361,398         23,600        636,492         10,300        277,791
Blair Corp.                                        6,765        159,045         15,515        364,758             --             --
Blockbuster, Inc. Class A                          4,500         76,950          4,700         80,370             --             --
Bombay Co., Inc. (The) (NON)                      89,660        488,647        204,520      1,114,634             --             --
Bowne & Co.                                       13,880        138,800         31,490        314,900             --             --
Boyd Gaming Corp. (NON)                           18,920        241,230         43,170        550,418             --             --
Brookstone, Inc. (NON)                                --             --             --             --          3,221         52,502
Brown Shoe Co., Inc.                              26,680        722,228         61,010      1,651,541             --             --
Burlington Coat Factory
Warehouse Corp.                                   12,160        198,208         27,840        453,792             --             --
Carlton Communications
PLC (United Kingdom)                             179,953        251,724             --             --             --             --
CCC Information Services
Group (NON)                                           --             --             --             --          3,835         62,050
Centex Corp.                                          --             --            500         27,180             --             --
Central Garden & Pet Co.
(NON)                                             17,100        370,044         39,180        847,855             --             --
Cheil Communications,
Inc. (South Korea)                                 1,675        126,853             --             --             --             --
Cheung Kong
Infrastructure
Holdings, Ltd. (Hong
Kong)                                            192,000        361,883             --             --             --             --
China Motor Co., Ltd.
(Taiwan)                                         128,000        237,617             --             --             --             --
Choice Hotels
International, Inc. (NON)                         10,400        253,552         23,750        579,025             --             --
Cie Financier Richemont
AG (Switzerland)                                  21,952        299,811             --             --             --             --
CJ Home Shopping (South
Korea)                                             6,298        228,945             --             --             --             --
Comfort Systems USA,
Inc. (NON)                                            --             --             --             --         24,518         54,185
Cooper Tire & Rubber                                  --             --             --             --         18,403        224,517
CSK Auto Corp. (NON)                              13,700        124,670         31,220        284,102             --             --
CSR, Ltd. (Australia)                            348,379        336,785        763,000        737,607        117,446        113,537
Culp, Inc. (NON)                                      --             --             --             --         34,990        156,055
Deluxe Corp.                                       4,300        172,559          5,350        214,696          4,036        161,965
Denso Corp. (Japan)                               43,300        632,554        105,100      1,535,368         16,300        238,121
Dentsu, Inc. (Japan)                                 282        775,405            677      1,861,522            104        285,965
Denway Motors, Ltd.
(Hong Kong)                                      716,000        296,069             --             --             --             --
Department 56, Inc. (NON)                         14,240        139,837         32,570        319,837             --             --
Dixons Group PLC (United
Kingdom)                                         248,365        335,644        602,927        814,803         93,277        126,056
Electro Rent Corp. (NON)                           8,490         80,655         19,680        186,960             --             --
Electrolux AB Class B
(Sweden)                                           7,500        119,003             --             --             --             --
Family Dollar Stores,
Inc.                                               2,300         71,024          2,200         67,936             --             --
Federated Department
Stores, Inc. (NON)                                23,884        669,230         36,898      1,033,882          9,975        279,500
Finlay Enterprises, Inc.
(NON)                                             14,174        179,443         32,265        408,475             --             --
First Consulting Group,
Inc. (NON)                                        31,700        206,050         85,700        557,050             --             --
Fitzgeralds Gaming Corp.
(NON)                                              1,770             18             --             --            630              6
Fox Entertainment Group,
Inc. Class A (NON)                                22,550        601,409         36,050        961,454         10,500        280,035
GameStop Corp. (NON)                               5,700         68,400          5,850         70,200             --             --
Gannett Co., Inc.                                  6,800        478,924          8,450        595,134             --             --
Gap, Inc. (The)                                       --             --          1,600         23,184             --             --
Genting Berhad
(Malaysia)                                       104,200        353,732             --             --             --             --
Goody's Family Clothing,
Inc. (NON)                                        31,100        125,333         71,140        286,694             --             --
Granada PLC (United
Kingdom)                                         441,537        397,799      1,071,868        965,691        165,825        149,399
Greek Organization of
Football Prognostics SA
(Greece)                                          38,150        317,989         77,460        645,648         11,980         99,856
Grupo Televisa SA de CV
ADR (Mexico) (NON)                                23,860        600,079             --             --             --             --
GTECH Holdings Corp. (NON)                        96,740      3,159,528        206,460      6,742,984         22,136        722,962
Gucci Group NV
(Netherlands)                                      2,100        200,242             --             --             --             --
Gucci Group NV ADR
(Netherlands)                                      3,575        340,733             --             --             --             --
GUS PLC (United Kingdom)                         122,110        939,944        115,041        885,531         17,798        137,000
Gymboree Corp. (The) (NON)                        52,720        792,909        131,130      1,972,195         12,131        182,450
H&R Block, Inc.                                   25,450      1,086,461         40,350      1,722,542         10,100        431,169
Handleman Co. (NON)                                   --             --             --             --         38,394        564,392
Harrah's Entertainment,
Inc. (NON)                                        27,600        985,320         45,150      1,611,855         12,100        431,970
Havas Advertising SA
(France)                                          48,577        131,354             --             --             --             --
Hennes & Mauritz AB
Class B (Sweden)                                  49,874      1,047,291        112,899      2,370,736         17,564        368,822
Hilton Group PLC (United
Kingdom)                                         340,326        740,984        254,675        554,498         39,400         85,785
Hollywood Entertainment
Corp. (NON)                                           --             --             --             --          8,279        132,795
Home Depot, Inc. (The)                            69,400      1,690,584        109,250      2,661,330         33,800        823,368
Honda Motor Co., Ltd.
(Japan)                                           22,800        759,615             --             --             --             --
Hovnanian Enterprises,
Inc. Class A (NON)                                    --             --             --             --          9,491        327,914
Hughes Supply, Inc.                                6,850        159,537         15,530        361,694             --             --
Hyundai Motor Co., Ltd.
(South Korea)                                     30,550        584,503             --             --             --             --
International Game
Technology (NON)                                   3,400        278,460          4,200        343,980             --             --
Jakks Pacific, Inc. (NON)                         24,700        255,892         67,500        699,300             --             --
JC Penney Co., Inc.
(Holding Co.)                                     81,411      1,598,912        125,382      2,462,502         38,652        759,125
Jo-Ann Stores, Inc.
Class A (NON)                                     31,330        626,600         76,450      1,529,000             --             --
Johnson Controls, Inc.                             6,800        492,592          8,450        612,118             --             --
Jones Apparel Group,
Inc. (NON)                                         6,950        190,639         10,750        294,873             --             --
KB Home                                            1,100         49,995          1,150         52,268             --             --
Kellwood Co.                                      25,500        737,970         57,990      1,678,231             --             --
Kenneth Cole
Productions, Inc. Class
A (NON)                                           31,920        699,048         82,290      1,802,151             --             --
Kesko OYJ Class B
(Finland)                                         14,300        167,558             --             --             --             --
Knight-Ridder, Inc.                                7,265        425,003         10,744        628,524          3,782        221,247
Koninklijke Vendex KRB
NV (Netherlands)                                  22,022        165,059             --             --             --             --
Land and Houses Public
Co., Ltd. (Thailand)                           2,508,300        438,923             --             --             --             --
Lear Corp. (NON)                                  10,550        372,943         13,100        463,085             --             --
Lennar Corp.                                         700         37,485            850         45,518             --             --
Lennox International,
Inc.                                              42,000        604,800         94,960      1,367,424             --             --
Limited, Inc. (The)                               53,246        685,276         83,285      1,071,878         30,357        390,695
Liz Claiborne, Inc.                               13,550        418,966         19,150        592,118          9,630        297,760
Lowe's Cos., Inc.                                 65,750      2,683,915        112,800      4,604,496         37,860      1,545,445
M/I Schottenstein Homes,
Inc.                                                  --             --             --             --         15,767        452,198
Marriott International,
Inc. Class A                                      21,505        684,074         32,049      1,019,479         10,869        345,743
Marvel Enterprises, Inc.
(NON)                                             42,100        581,822        115,100      1,590,682             --             --
Mattel, Inc.                                      24,300        546,750         30,100        677,250             --             --
McClatchy Co. (The)
Class A                                            1,800         96,462          1,800         96,462             --             --
McGrath Rentcorp                                      --             --             --             --          2,367         53,494
McGraw-Hill Cos., Inc.
(The)                                              4,100        227,919          5,100        283,509             --             --
Mediaset SpA (Italy)                             206,130      1,565,219        169,700      1,288,593         26,200        198,946
Meritage Corp. (NON)                               4,400        147,532         12,000        402,360             --             --
Metro AG (Germany)                                 4,600         97,361             --             --             --             --
Michelin Corp. Class B
(France)                                           8,289        227,891         20,122        553,218          3,113         85,586
Morrison Knudsen Corp. (NON)                     570,000         31,350             --             --        275,000         15,125
Mothers Work, Inc. (NON)                           3,010         66,672          8,130        180,080             --             --
Movie Gallery, Inc. (NON)                          9,710        169,148         22,180        386,376         12,798        222,941
Multimedia Games, Inc. (NON)                          --             --             --             --         10,261        197,319
Nautica Enterprises,
Inc. (NON)                                            --             --             --             --         19,185        186,095
NBTY, Inc. (NON)                                  33,990        644,450         93,050      1,764,228             --             --
News Corp., Ltd. (The)
(Australia)                                       41,517        270,161             --             --             --             --
News Corp., Ltd. (The)
ADR (Australia)                                   69,020      1,787,618             --             --             --             --
Next PLC (United
Kingdom)                                          84,437      1,133,085        116,264      1,560,181         17,987        241,373
Nintendo Co., Ltd.
(Japan)                                           13,200      1,068,826             --             --             --             --
Nippon Television
Network Corp. (Japan)                              1,030        106,075             --             --             --             --
Nissan Motor Co., Ltd.
(Japan)                                          152,800      1,018,151        291,000      1,939,018         45,000        299,848
Nu Skin Enterprises,
Inc. Class A                                      53,100        534,717        133,470      1,344,043             --             --
NVR, Inc. (NON)                                    3,340      1,098,860          8,077      2,657,333          1,559        512,911
Office Depot, Inc. (NON)                         136,533      1,615,185        211,443      2,501,371         47,991        567,734
OfficeMax, Inc. (NON)                             67,480        347,522        153,740        791,761             --             --
Omnicom Group, Inc.                                3,400        184,178          4,200        227,514             --             --
OshKosh B' Gosh, Inc.
Class A                                               --             --             --             --          5,546        144,196
P&O Princess Cruises PLC
(United Kingdom)                                  21,534        140,656             --             --             --             --
Payless Shoesource, Inc.
(NON)                                             10,200        159,630         23,700        370,905             --             --
PC Connection, Inc. (NON)                         11,900         62,475         32,200        169,050             --             --
PDI, Inc. (NON)                                   15,000        111,000         40,900        302,660             --             --
Pep Boys (The) -- Manny,
Moe, & Jack                                       12,000         91,200         27,800        211,280             --             --
PETsMART, Inc. (NON)                              13,000        163,800         35,500        447,300             --             --
Peugeot SA (France)                               34,341      1,342,783         35,501      1,388,140          5,508        215,371
Phillips-Van Heusen
Corp.                                             35,700        440,895         81,500      1,006,525             --             --
Pier 1 Imports, Inc.                              10,750        170,495         13,350        211,731             --             --
Pinnacle Entertainment,
Inc. (NON)                                            --             --             --             --         39,800        194,224
Pioneer Corp. (Japan)                              8,500        176,725             --             --             --             --
Polaris Industries, Inc.                             200          9,944            500         24,860          6,382        317,313
Polo Ralph Lauren Corp.
(NON)                                              4,400        100,760          5,400        123,660             --             --
Porsche AG (Preference)
(Germany)                                            300         84,443             --             --             --             --
Pre-Paid Legal Services,
Inc. (NON)                                            --             --             --             --         16,303        281,716
PRIMEDIA, Inc. (NON)                              69,300        169,785        189,300        463,785             --             --
ProSiebenSat.1 Media AG
(Germany)                                         13,623         81,002             --             --             --             --
Publishing &
Broadcasting, Ltd.
(Australia)                                       30,642        155,332         74,188        376,077         11,526         58,428
Quebecor World, Inc.
(Canada)                                          18,800        267,786         45,600        649,524          7,100        101,132
Quiksilver, Inc. (NON)                            19,700        603,214         53,800      1,647,356             --             --
Quorum Broadcast
Holdings, Inc. Class E
(RES) (NON)                                          114         22,511             --             --             56         11,077
Racing Champions Corp. (NON)                      13,010        199,704         35,610        546,614          4,680         71,838
Reebok International,
Ltd. (NON)                                        16,650        546,953         20,550        675,068             --             --
Reed Elsevier NV
(Netherlands)                                     77,310        778,506        150,413      1,514,648         23,270        234,327
Reed International PLC
(United Kingdom)                                 153,795      1,098,759             --             --             --             --
Regal Entertainment
Group Class A                                      2,300         41,285          2,300         41,285             --             --
Rent-A-Center, Inc. (NON)                         24,950      1,365,015         51,050      2,792,946          7,701        421,322
Resorts World Berhad
(Malaysia)                                       178,000        398,158             --             --             --             --
Right Management
Consultants (NON)                                 17,485        227,130         47,740        620,143         28,258        367,071
RMH Teleservices, Inc. (NON)                          --             --             --             --          9,077         59,001
Ross Stores, Inc.                                 25,800        932,670         44,100      1,594,215         14,700        531,405
Ryland Group, Inc.                                 3,400        146,846          4,200        181,398             --             --
S1 Corp. (NON)                                   108,100        553,472        295,900      1,515,008         16,246         83,180
S1 Corp. (South Korea)                            15,390        249,057             --             --             --             --
Safety Components
International, Inc. (NON)                          6,366         36,605             --             --          1,873         10,770
Saks, Inc. (NON)                                   8,250         63,443          8,550         65,750             --             --
SECOM Co., Ltd. (Japan)                           27,500        705,128            500         12,821             --             --
Seven-Eleven Japan Co.,
Ltd. (Japan)                                      13,000        343,202             --             --             --             --
Sharper Image Corp. (NON)                         24,440        440,164         60,060      1,081,681             --             --
Sherwin Williams Co.                              10,550        278,837         15,100        399,093             --             --
Shinsegae Co., Ltd.
(South Korea)                                      4,000        406,569             --             --             --             --
ShopKo Stores, Inc. (NON)                         36,000        419,400         82,300        958,795         29,569        344,479
Shuffle Master, Inc. (NON)                            --             --             --             --             22            443
Singapore Press
Holdings, Ltd.
(Singapore)                                       50,300        507,304          1,000         10,086             --             --
Sitel Corp. (NON)                                     --             --             --             --         21,258         22,321
Skechers U.S.A., Inc.
Class A (NON)                                         --             --             --             --          8,200         53,218
Societe Television
Francaise I (France)                              48,848      1,112,761         50,635      1,153,469          7,809        177,890
Sony Corp. (Japan)                                57,600      2,040,486         67,000      2,373,482         10,300        364,879
Spartan Motors, Inc.                               7,570         66,313         20,370        178,441             --             --
Staples, Inc. (NON)                               26,800        491,244         41,900        768,027             --             --
Startek, Inc. (NON)                                4,660        106,481         12,570        287,225             --             --
Stride Rite Corp.                                     --             --             --             --         20,886        177,531
Swatch Group AG (The)
(Switzerland)                                     18,109        308,988             --             --             --             --
Swatch Group AG (The)
Class B (Switzerland)                             10,540        873,847         11,669        967,450          1,805        149,648
Tanjong PLC (Malaysia)                           135,000        314,408             --             --             --             --
Tata Engineering &
Locomotive (India) (NON)                         146,447        480,389             --             --             --             --
Thor Industries, Inc.                              5,400        135,162         12,500        312,875             --             --
Tivo, Inc. (NON)                                 100,700        515,584        275,400      1,410,048             --             --
TJX Cos., Inc. (The)                              65,910      1,160,016        102,652      1,806,675         33,568        590,797
Tofas Turk Otomobil
Fabrik (Turkey) (NON)                        102,311,866        224,237             --             --             --             --
Toppan Printing Co.,
Ltd. (Japan)                                     131,000        832,009        194,000      1,232,136         30,000        190,536
Tostem Inax Holding
Corp. (Japan)                                        240          2,549             --             --             --             --
Toyota Motor Corp.
(Japan)                                          189,300      4,207,199         85,500      1,900,240         13,100        291,148
Trex Co., Inc. (NON)                               3,590        115,885          9,650        311,502             --             --
Tuesday Morning Corp. (NON)                           --             --             --             --          9,093        178,950
USA Interactive (NON)                             32,401        868,023         50,417      1,350,671         20,017        536,255
USG Corp. (NON)                                   20,260         84,282         46,960        195,354          6,039         25,122
V. F. Corp.                                       12,150        457,205         16,150        607,725             --             --
Valassis Communications,
Inc. (NON)                                            --             --             38          1,003             --             --
Ventiv Health, Inc. (NON)                             --             --             --             --         68,508        160,994
Viad Corp.                                            --             --             --             --         13,228        283,608
VS Holdings, Inc. (NON)                           63,050         94,575             --             --         15,358         23,037
Wal-Mart Stores, Inc.                            101,600      5,286,248        167,300      8,704,619         53,250      2,770,598
Walt Disney Co. (The)                             98,887      1,683,057        149,904      2,551,366         46,589        792,945
Washington Group
International, Inc. (NON)                          1,236         21,679             --             --            596         10,454
Whirlpool Corp.                                   15,432        756,631         23,838      1,168,777          5,400        264,762
Williams-Sonoma, Inc. (NON)                       18,400        401,120         32,500        708,500         14,100        307,380
WPP Group PLC (United
Kingdom)                                         167,429        902,417             --             --             --             --
Yahoo Japan Corp.
(Japan) (NON)                                        108        888,158            236      1,940,789             36        296,053
                                                          -------------                 -------------                 -------------
                                                             98,574,666                   139,654,801                    27,652,312

Consumer Finance                                                   0.2%                          0.2%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Acom Co., Ltd. (Japan)                            45,990      1,202,505         47,510      1,242,249          7,390        193,227
Acom Co., Ltd. 144A
(Japan)                                            2,531         66,178              2             52             --             --
Aiful Corp. (Japan)                                2,800         92,105             --             --             --             --
Cash America
International, Inc.                                   --             --             --             --         28,276        268,056
CompuCredit Corp. (NON)                               --             --             --             --         12,109         76,045
Countrywide Credit
Industries, Inc.                                   3,600        207,000          4,500        258,750             --             --
CVB Financial Corp.                                2,625         50,873          7,125        138,083             --             --
MBNA Corp.                                        77,098      1,160,325        116,588      1,754,649         27,507        413,980
World Acceptance Corp. (NON)                          --             --             --             --         35,958        323,622
WSFS Financial Corp.                               2,260         71,416          6,120        193,392             --             --
                                                          -------------                 -------------                 -------------
                                                              2,850,402                     3,587,175                     1,274,930

Consumer Staples                                                   6.5%                          5.1%                          2.7%
-----------------------------------------------------------------------------------------------------------------------------------
7-Eleven, Inc. (NON)                              12,230         85,121         32,940        229,262             --             --
Altadis SA (Spain)                                40,212        980,085             --             --             --             --
Altria Group, Inc.                               154,529      4,629,689        247,598      7,418,036         78,913      2,364,233
American Greetings Corp.
Class A (NON)                                     27,470        359,857         62,680        821,108             --             --
Anadolu Efes Biracilik
Ve Malt Sanayii AS
(Turkey)                                      16,795,992        240,503             --             --             --             --
Anheuser-Busch Cos.,
Inc.                                              17,050        794,701         23,650      1,102,327          3,800        177,118
AOL Time Warner, Inc. (NON)                      165,700      1,799,502        265,600      2,884,416         75,100        815,586
Apollo Group, Inc. Class
A (NON)                                            6,100        304,390         11,300        563,870          4,700        234,530
Archer Daniels Midland
Co.                                               21,958        237,146         31,051        335,351             --             --
Arden Group, Inc. (NON)                               --             --             --             --            734         38,873
Aurora Foods, Inc. (NON)                           8,234          3,129             --             --            354            135
Avon Products, Inc.                                3,000        171,150          3,750        213,938             --             --
BAT Industries PLC
(United Kingdom)                                 122,676      1,146,928             --             --             --             --
Blyth Industries, Inc.                                --             --             --             --         13,660        347,374
Boots Group PLC (United
Kingdom)                                          40,431        339,017             --             --             --             --
Boston Beer Co., Inc.
Class A (NON)                                     11,760        147,706         32,070        402,799             --             --
British American Tobacco
Malaysia Berhad
(Malaysia)                                        26,000        265,132             --             --             --             --
CBRL Group, Inc.                                  27,500        754,875         56,120      1,540,494             --             --
CDI Corp. (NON)                                   28,900        673,370         65,600      1,528,480             --             --
Chattem, Inc. (NON)                               22,000        338,580         51,380        790,738             --             --
Checkers Drive-In
Restaurant (NON)                                   4,860         27,605         13,120         74,522          7,879         44,753
Chiquita Brands
International, Inc. (NON)                             --             --             --             --         31,425        344,732
Clear Channel
Communications, Inc. (NON)                         5,900        200,128          7,300        247,616             --             --
Coca-Cola Co. (The)                               22,450        908,776         34,900      1,412,752          9,200        372,416
Coca-Cola Enterprises,
Inc.                                              59,896      1,119,456         99,985      1,868,720         28,257        528,123
Coca-Cola Femsa SA de CV
ADR (Mexico)                                      17,300        296,522             --             --             --             --
Colgate-Palmolive Co.                             39,410      2,145,480         65,339      3,557,055         25,636      1,395,624
Comcast Corp. Class A (NON)                       10,758        307,571         14,574        416,671             --             --
Comcast Corp. Class A
(Special) (NON)                                  119,230      3,277,633        182,949      5,029,268         52,911      1,454,523
Companhia Brasileira de
Distribuicao Grupo Pao
de Acucar ADR (Brazil)                            14,224        179,507             --             --             --             --
Companhia de Bebidas das
Americas (AmBev) ADR
(Brazil)                                          76,241      1,265,601             --             --             --             --
ConAgra, Inc.                                      3,200         64,256          3,300         66,264             --             --
CVS Corp.                                         12,600        300,510         20,200        481,770          8,800        209,880
Dean Foods Co. (NON)                               1,500         64,365          1,900         81,529             --             --
Deutsche Post AG
(Germany)                                        104,378      1,028,304         88,200        868,923         13,700        134,969
Deutsche Post AG 144A
(Germany)                                          4,238         41,752             --             --             --             --
Diageo PLC (United
Kingdom)                                         339,138      3,478,909        222,473      2,282,149         34,418        353,063
Dial Corp. (The)                                  24,913        483,312         46,256        897,366         18,353        356,048
Energizer Holdings, Inc.
(NON)                                              8,750        223,038         10,850        276,567         14,155        360,811
Fomento Economico
Mexicano SA de CV ADR
(Mexico)                                          28,600        951,522             --             --             --             --
Fortune Brands, Inc.                              18,579        796,482         30,829      1,321,639         13,472        577,545
Freemarkets, Inc. (NON)                            6,610         36,157         17,780         97,257             --             --
Fuji Photo Film Cos.,
Ltd. (Japan)                                      33,000      1,013,158             --             --             --             --
General Mills, Inc.                                9,100        414,505         12,950        589,873             --             --
H.J. Heinz Co.                                    24,494        715,225         39,935      1,166,102         17,457        509,744
Heineken NV Class A
(Netherlands)                                     34,513        978,996         83,111      2,357,527         12,793        362,886
Helen of Troy, Ltd. (NON)                             --             --             --             --         31,676        414,956
Hershey Foods Corp.                                3,200        200,512          4,000        250,640             --             --
Hindustan Lever, Ltd.
(India)                                           58,813        183,380             --             --             --             --
Interbrew (Belgium)                                7,405        149,944             --             --             --             --
International Flavors &
Fragrances, Inc.                                   2,700         83,943          2,850         88,607             --             --
International Multifoods
Corp. (NON)                                       12,100        233,772         30,950        597,954             --             --
Interstate Bakeries
Corp.                                             32,141        337,481         73,287        769,514             --             --
IOI Corp. Berhad
(Malaysia)                                       237,000        305,605             --             --             --             --
ITC, Ltd. (India)                                 22,291        295,726             --             --             --             --
ITT Educational
Services, Inc. (NON)                                  --             --             --             --         20,712        579,936
J&J Snack Foods Corp. (NON)                           --             --             --             --          3,846        116,611
Japan Tobacco, Inc.
(Japan)                                               52        310,088             97        578,433             15         89,448
KAO Corp. (Japan)                                110,000      2,222,082         97,000      1,959,472         15,000        303,011
Kimberly-Clark Corp.                              21,068        957,751         34,430      1,565,188         15,014        682,536
Kraft Foods, Inc. Class A                         16,683        470,461         27,094        764,051         11,875        334,875
Kroger Co. (NON)                                  31,850        418,828         55,950        735,743         22,400        294,560
KT&G Corp. 144A GDR
(South Korea)                                     47,020        331,491             --             --             --             --
KT&G Corp. 144A GDR
(London Exchange)
(South Korea)                                     73,103        515,376             --             --             --             --
Labor Ready, Inc. (NON)                           42,900        244,530         99,400        566,580             --             --
Lancaster Colony Corp.                               400         15,340            900         34,514             --             --
Liberty Media Corp.
Class A (NON)                                    216,537      2,106,905        339,294      3,301,331        122,933      1,196,138
Lone Star Steakhouse &
Saloon, Inc.                                      22,900        485,251         52,200      1,106,118             --             --
Longs Drug Stores, Inc.                           13,390        200,850         30,480        457,200             --             --
McDonald's Corp.                                  21,094        305,019         34,770        502,774         15,189        219,633
MemberWorks, Inc. (NON)                           36,150        755,174         88,710      1,853,152             --             --
Molson, Inc. Class A
(Canada)                                          67,175      1,537,790        161,983      3,708,164         24,933        570,774
Nature's Sunshine
Products, Inc.                                        --             --             --             --          4,052         35,536
Nestle SA (Switzerland)                           38,066      7,537,682         29,527      5,846,822          4,568        904,538
Nutreco Holding NV
(Netherlands)                                     15,969        246,175             --             --             --             --
Overstock.com, Inc. (NON)                         38,100        371,475        104,100      1,014,975             --             --
Papa John's
International, Inc. (NON)                         15,730        393,722         43,070      1,078,042         15,525        388,591
Parmalat Finanziaria SpA
(Italy)                                          221,150        442,739        404,000        808,802         62,500        125,124
Pepsi Bottling Group,
Inc. (The)                                        69,486      1,245,884        119,422      2,141,236         49,955        895,693
PepsiCo, Inc.                                     51,980      2,079,200         79,940      3,197,600         15,900        636,000
Procter & Gamble Co.                              36,250      3,228,063         56,950      5,071,398         11,500      1,024,075
PSF Group Holdings, Inc.
144A Class A (NON)                                   162        283,325             --             --             42         73,255
PT Hanjaya Mandala
Sampoerna Tbk
(Indonesia)                                      680,500        225,610             --             --             --             --
Ralcorp Holdings, Inc. (NON)                          --             --             --             --          3,520         91,661
Reckitt Benckiser PLC
(United Kingdom)                                 126,094      2,066,784        115,910      1,899,860         18,030        295,527
Rite Aid Corp. (NON)                              71,200        159,488        125,900        282,016         51,100        114,464
Royal Caribbean Cruises,
Ltd.                                              40,345        606,385         66,453        998,789         29,066        436,862
Ruddick Corp.                                      7,440         91,512         16,650        204,795             --             --
SABMiller PLC (United
Kingdom)                                         249,491      1,561,608        235,820      1,476,039         36,483        228,354
SABMiller PLC 144A
(United Kingdom)                                   5,480         34,300             --             --             --             --
Salton, Inc. (NON)                                    --             --             --             --         15,591        163,706
Sanderson Farms, Inc.                             11,770        225,631         27,280        522,958          9,230        176,939
Sara Lee Corp.                                    87,950      1,644,665        138,150      2,583,405         38,300        716,210
Schweitzer-Mauduit
International, Inc.                                6,410        144,225         17,230        387,675         10,202        229,545
SkillSoft PLC ADR (NON)                           33,806         90,161         91,017        242,742             --             --
Starbucks Corp. (NON)                             14,500        373,520         25,600        659,456         11,200        288,512
Supervalu, Inc.                                   11,650        180,575         14,400        223,200             --             --
Talx Corp.                                        24,200        313,874         66,000        856,020             --             --
Tate & Lyle PLC (United
Kingdom)                                          92,800        438,572        225,280      1,064,672         34,852        164,710
Tesco PLC (United
Kingdom)                                         169,588        477,801             --             --             --             --
TPI Paginas Amarillas
(Spain)                                           13,854         51,692             --             --             --             --
Tyson Foods, Inc. Class A                          7,854         60,869          8,164         63,271             --             --
Unilever Indonesia Tbk
(Indonesia)                                       75,500        152,731             --             --             --             --
Unilever PLC (United
Kingdom)                                          94,542        875,678        229,509      2,125,785         35,507        328,877
University of Phoenix
Online (NON)                                      21,900        934,035         33,950      1,447,968          9,900        422,235
Viacom, Inc. Class B (NON)                        36,967      1,350,035         51,606      1,884,651             --             --
Wal-Mart de Mexico SA de
CV Ser. C (Mexico)                               199,260        431,570             --             --             --             --
Wal-Mart de Mexico SA de
CV Ser. V (Mexico)                               184,119        447,857             --             --             --             --
Walgreen Co.                                      15,300        451,044         27,100        798,908         11,800        347,864
Weiss Markets, Inc.                                4,130        126,419          9,580        293,244             --             --
Whole Foods Market, Inc.
(NON)                                             10,100        561,964         16,550        920,842          6,000        333,840
William Morrison
Supermarkets PLC
(United Kingdom)                                 138,371        390,396        340,728        961,320         52,548        148,257
Winn Dixie Stores, Inc.                               --             --             --             --         20,986        277,435
Woolworths, Group PLC
(United Kingdom)                                 498,759        254,239             --             --             --             --
Woolworths, Ltd.
(Australia)                                       60,128        444,308         67,751        500,637         10,449         77,211
Yum! Brands, Inc. (NON)                           67,083      1,632,129        108,642      2,643,260         36,775        894,736
                                                          -------------                 -------------                 -------------
                                                             78,884,892                   101,964,212                    25,605,201

Energy                                                             5.5%                          4.1%                          1.8%
-----------------------------------------------------------------------------------------------------------------------------------
3TEC Energy Corp. (NON)                               --             --             --             --         11,616        174,937
Amerada Hess Corp.                                 5,500        243,430          6,800        300,968             --             --
Apache Corp.                                       7,155        441,750         12,600        777,924          5,145        317,652
Berry Petroleum Co.
Class A                                               --             --             --             --         12,406        186,090
BJ Services Co. (NON)                             12,600        433,314         19,550        672,325          6,900        237,291
BP PLC (United Kingdom)                          572,355      3,629,966        962,340      6,103,312        148,881        944,227
BP PLC ADR (United
Kingdom)                                          32,075      1,237,774         52,193      2,014,128         22,832        881,087
Burlington Resources,
Inc.                                              23,385      1,115,698         35,347      1,686,405          7,075        337,548
Cabot Oil & Gas Corp.
Class A                                           21,400        513,600         48,700      1,168,800             --             --
Canadian Natural
Resources, Ltd.
(Canada)                                          30,200      1,029,732         73,100      2,492,497         11,400        388,707
Chesapeake Energy Corp.                          108,200        850,452        275,300      2,163,858         67,955        534,126
Chevron Texaco Corp.                              15,391        995,028         19,821      1,281,428             --             --
China Petroleum &
Chemical Corp. (China)                         1,944,000        388,840             --             --             --             --
Cimarex Energy Co. (NON)                          26,310        511,730         71,970      1,399,817             --             --
CNOOC, Ltd. (Hong Kong)                          390,500        520,720             --             --             --             --
ConocoPhillips                                    45,044      2,414,358         70,482      3,777,835         25,506      1,367,122
Denbury Resources, Inc.
(Canada) (NON)                                        --             --             --             --         17,492        189,438
EnCana Corp. (Canada)                             32,065      1,041,001         52,126      1,692,288          8,126        263,813
Energy Partners, Ltd. (NON)                        2,000         20,400          4,600         46,920             --             --
ENI SpA (Italy)                                  148,217      1,977,649        106,750      1,424,358         16,617        221,719
Exco Resources, Inc. (NON)                         4,630         81,673         10,720        189,101             --             --
Exxon Mobil Corp.                                270,659      9,459,532        411,100     14,367,945        105,554      3,689,112
GlobalSantaFe Corp.
(Cayman Islands)                                  30,000        619,500         49,300      1,018,045         19,000        392,350
Halliburton Co.                                   24,150        500,630         29,900        619,827             --             --
Hindustan Petroleum
Corp., Ltd. (India)                               14,874         92,269             --             --             --             --
Holly Corp.                                       18,690        535,282         43,310      1,240,398             --             --
Houston Exploration Co.
(NON)                                             24,840        670,680         62,805      1,695,735          7,804        210,708
Hydril Co. (NON)                                   7,900        197,421         18,100        452,319             --             --
Lukoil ADR (Russia)                               19,755      1,093,933             --             --             --             --
Marathon Oil Corp.                                21,250        509,363         27,450        657,977             --             --
MOL Magyar Olaj- es
Gazipari Rt (Hungary)                             16,061        360,475             --             --             --             --
Newfield Exploration Co.
(NON)                                                 --             --             --             --            255          8,642
Noble Corp. (Cayman
Islands) (NON)                                    14,900        468,158         25,400        798,068         10,700        336,194
Norsk Hydro ASA (Norway)                          13,160        497,083         22,360        844,588          3,478        131,372
Nuevo Energy Co. (NON)                            17,610        238,616         40,810        552,976             --             --
OAO Gazprom ADR (Russia)                          29,657        355,884             --             --             --             --
Oceaneering
International, Inc. (NON)                             --             --             --             --         14,100        308,085
Patina Oil & Gas Corp.                            22,840        751,436         56,015      1,842,894          4,188        137,785
Petro-Canada (Canada)                             31,600      1,074,245         76,219      2,591,073         11,732        398,831
PetroChina Co., Ltd.
(Hong Kong)                                    2,898,000        609,386             --             --             --             --
Petroleo Brasileiro SA
ADR (Brazil)                                     144,923      2,195,583         59,582        902,667          9,200        139,380
Petroleo Brasileiro SA
ADR (Preference)
(Brazil)                                         106,950      1,471,632             --             --             --             --
Plains Exploration &
Production Co. (NON)                              16,030        132,248         43,140        355,905             --             --
Plains Resources, Inc. (NON)                      16,030        171,040         43,140        460,304             --             --
ProSafe ASA (Norway)                               5,000         73,063             --              -             --             --
PTT Exploration &
Production Public Co.,
Ltd. (Thailand)                                   68,100        204,967             --             --             --             --
PTT PCL (Thailand)                               203,200        215,716             --             --             --             --
Range Resources Corp. (NON)                       64,030        365,611        148,370        847,193         63,062        360,084
Royal Dutch Petroleum
Co. (Netherlands)                                 50,154      2,041,529         94,783      3,858,162         14,590        593,889
Royal Dutch Petroleum
Co. ADR (Netherlands)                             16,498        672,294         28,728      1,170,666         11,853        483,010
Sasol, Ltd. (South
Africa)                                          111,219      1,231,520             --             --             --             --
Shell Transport &
Trading Co. PLC (United
Kingdom)                                         978,662      5,916,790        630,317      3,810,767         97,514        589,550
Sibneft ADR (Russia)                              19,600        402,780             --             --             --             --
Southwestern Energy Co.
(NON)                                             39,000        510,900         90,370      1,183,847             --             --
Statoil ASA (Norway)                             206,377      1,607,430        500,859      3,901,094         77,095        600,478
Stone Energy Corp. (NON)                          15,000        503,700         37,730      1,266,973             --             --
Suncor Energy, Inc.
(Canada)                                          23,000        400,483             --             --             --             --
Talisman Energy, Inc.
(Canada)                                          17,550        696,845         43,200      1,715,311          6,700        266,032
Tenaris SA ADR
(Luxembourg) (NON)                                10,800        238,032             --             --             --             --
TotalFinaElf SA Class B
(France)                                          49,357      6,246,425          8,748      1,107,112          1,347        170,471
TotalFinaElf SA ADR
(France)                                          18,029      1,140,695         27,726      1,754,224         12,156        769,110
Unocal Corp.                                      48,124      1,266,142         75,094      1,975,723         25,816        679,219
USEC, Inc.                                        77,800        427,900        178,000        979,000             --             --
Vintage Petroleum, Inc.                           17,500        166,250         47,900        455,050             --             --
Westport Resources Corp.
(NON)                                             23,070        464,861         55,800      1,124,370             --             --
Woodside Petroleum, Ltd.
(Australia)                                       20,800        136,984             --             --             --             --
York Research Corp. 144A
(NON)                                                 --             --            927             58            340             21
YUKOS (Russia)                                   217,856      2,141,524             --             --             --             --
YUKOS ADR (Russia)                                 3,169        459,505          7,600      1,102,000          1,200        174,000
                                                          -------------                 -------------                 -------------
                                                             66,983,457                    81,844,235                    16,482,080

Financial                                                          4.4%                          3.9%                          2.1%
-----------------------------------------------------------------------------------------------------------------------------------
AMRESCO Creditor Trust (NON) (R)                 501,000         37,074             --             --        240,000         17,760
Archstone-Smith
Operating Trust (R)                               16,210        355,972         25,594        562,044         11,217        246,325
Bank of America Corp.                             67,312      4,499,134        101,036      6,753,246         27,775      1,856,481
Bank of New York Co.,
Inc. (The)                                        72,208      1,480,264        114,200      2,341,100         41,860        858,130
Bank One Corp.                                    26,800        927,816         33,200      1,149,384             --             --
Boston Properties, Inc. (R)                        5,400        204,660          6,700        253,930             --             --
Capital One Financial
Corp.                                             58,442      1,753,844         98,750      2,963,488         30,100        903,301
CIT Group, Inc.                                   21,963        370,296         34,800        586,728         15,170        255,766
Citigroup, Inc.                                  277,336      9,554,225        431,532     14,866,277        118,902      4,096,174
Contifinancial Corp.
Liquidating Trust Units                        1,878,703         32,877             --             --        500,683          8,762
Delta Funding Residual
Exchange Co., LLC                                    507         98,612             --             --             12          2,333
Delta Funding Residual
Management, Inc. (NON)                               507              5             --             --             12              1
Dexia (Brussels
Exchange) (Belgium)                               24,259        220,996         58,891        536,488          9,111         83,000
Dexia (Paris Exchange)
(Belgium)                                          5,171         47,389             --             --             --             --
Fannie Mae                                        87,453      5,715,054        139,498      9,116,194         43,959      2,872,721
FirstRand, Ltd. (South
Africa)                                          855,200        707,497             --             --             --             --
Freddie Mac                                       83,564      4,437,248        136,800      7,264,080         41,670      2,212,677
Friedman Billings Ramsey
Group, Inc. Class A                               18,800        170,140         51,300        464,265             --             --
Gjensidige NOR ASA
(Norway)                                           7,833        226,222             --             --             --             --
Haci Omer Sabanci
Holdings (Turkey) (NON)                      138,126,863        258,332             --             --             --             --
HSBC Holdings PLC
(London Exchange)
(United Kingdom)                                 410,028      4,206,106        489,321      5,019,501         75,701        776,548
HSBC Holdings PLC (Hong
Kong Exchange) (United
Kingdom)                                         190,624      1,961,429            600          6,174             --             --
HSBC Holdings PLC ADR
(United Kingdom)                                  14,905        761,944         21,721      1,110,378          9,416        481,346
JPMorgan Chase & Co.                              83,053      1,969,187        127,852      3,031,371         43,304      1,026,738
Lehman Brothers
Holdings, Inc.                                     8,185        472,684         12,200        704,550          3,690        213,098
LNR Property Corp.                                 9,300        313,410         21,250        716,125             --             --
Man Group PLC (United
Kingdom)                                         133,959      2,057,011        275,705      4,233,596         42,886        658,537
MGIC Investment Corp.                              8,900        349,503         12,250        481,058             --             --
Morgan Stanley Dean
Witter & Co.                                      11,250        431,438         13,912        533,525             --             --
New Century Financial
Corp.                                             35,650      1,111,603         92,600      2,887,361          7,637        238,129
Orix Corp. (Japan)                                25,700      1,322,284         28,900      1,486,926          4,500        231,528
Peapack Gladstone
Financial Corp.                                    1,560         39,078          4,140        103,707             --             --
PMI Group, Inc. (The)                             26,886        686,937         39,627      1,012,470         12,455        318,225
Sabanci Holding (Turkey)
(NON)                                         42,808,739         78,812             --             --             --             --
Shinhan Financial Group
Co., Ltd. (South Korea)                           44,880        368,514             --             --             --             --
Sovereign Bancorp, Inc.                            9,150        126,728          9,500        131,575             --             --
Travelers Property
Casualty Corp. Class A                             4,789         67,477          4,960         69,886             --             --
Travelers Property
Casualty Corp. Class B                            58,589        826,691         92,600      1,306,586         29,493        416,146
Washington Mutual, Inc.                           76,126      2,684,964        119,645      4,219,879         38,300      1,350,841
Wells Fargo & Co.                                 47,000      2,114,530         68,393      3,077,001         10,836        487,512
                                                          -------------                 -------------                 -------------
                                                             53,047,987                    76,988,893                    19,612,079

Health Care                                                        9.2%                          8.6%                          4.3%
-----------------------------------------------------------------------------------------------------------------------------------
aaiPharma, Inc. (NON)                             23,595        203,389         64,555        556,464             --             --
Abbott Laboratories                               82,356      3,097,409        126,796      4,768,798         39,248      1,476,117
Advanced Medical Optics,
Inc. (NON)                                           900         12,105          2,201         29,603             --             --
AdvancePCS (NON)                                  15,200        430,768         26,900        762,346         11,700        331,578
Albany Molecular
Research, Inc. (NON)                               5,540         82,601         14,960        223,054             --             --
Allergan, Inc.                                     5,200        354,692          7,200        491,112             --             --
Alpharma, Inc. Class A                            42,800        767,404        108,500      1,945,405             --             --
Altana AG (Germany)                               26,000      1,222,291         62,725      2,948,777          9,655        453,893
American Medical
Security Group, Inc. (NON)                        14,920        197,541         34,570        457,707             --             --
American Pharmaceutical
Partners, Inc. (NON)                              17,900        342,785         49,000        938,350             --             --
AMERIGROUP Corp. (NON)                                --             --             --             --          2,129         62,295
AmerisourceBergen Corp.                           18,500        971,250         30,350      1,593,375         10,900        572,250
Amgen, Inc. (NON)                                 60,400      3,476,020         97,250      5,596,738         26,550      1,527,953
Analogic Corp.                                    27,100      1,234,974         68,500      3,121,614          9,826        447,781
Anthem, Inc. (NON)                                    --             --          1,000         66,250             --             --
Antigenics, Inc. (NON)                            18,600        154,194         42,600        353,154             --             --
Applied Molecular
Evolution, Inc. (NON)                             26,200         72,574         71,280        197,446             --             --
Apria Healthcare Group,
Inc. (NON)                                        38,560        900,762        100,540      2,348,614         12,387        289,360
AstraZeneca PLC (London
Exchange) (United
Kingdom)                                         159,992      5,454,694         78,804      2,686,707         12,130        413,555
AstraZeneca PLC
(Stockholm Exchange)
(United Kingdom)                                   9,050        308,546             --             --             --             --
Avigen, Inc. (NON)                                 4,860         14,240         13,120         38,442             --             --
Barr Laboratories, Inc.
(NON)                                             15,600        889,200         27,450      1,564,650         12,000        684,000
Baxter International,
Inc.                                               4,700         87,608          8,300        154,712          3,600         67,104
Becton, Dickinson and
Co.                                                3,000        103,320          3,050        105,042             --             --
Beverly Enterprises,
Inc. (NON)                                            --             --             --             --         46,213         93,350
Bio-Rad Laboratories,
Inc. Class A (NON)                                16,090        575,218         44,030      1,574,073          2,120         75,790
Bioreliance Corp. (NON)                            3,010         58,153          8,130        157,072          4,610         89,065
Biosite Diagnostics,
Inc. (NON)                                         9,520        365,663         26,080      1,001,733          8,485        325,909
Boston Scientific Corp.
(NON)                                             18,600        758,136         31,950      1,302,282         11,500        468,740
Bradley Pharmaceuticals,
Inc. (NON)                                            --             --             --             --         24,639        332,134
Bristol-Myers Squibb Co.                           8,050        170,097          9,950        210,244             --             --
C.R. Bard, Inc.                                    1,400         88,284          1,400         88,284             --             --
Cantel Medical Corp. (NON)                            --             --             --             --          4,849         61,922
Cardinal Health, Inc.                             21,450      1,222,007         35,650      2,030,981          8,000        455,760
Centene Corp. (NON)                                5,900        172,339         15,900        464,439          7,140        208,559
Charles River
Laboratories
International, Inc. (NON)                         21,800        556,336         36,200        923,824         20,243        516,601
Chiron Corp. (NON)                                 2,700        101,250          3,350        125,625             --             --
Chronimed, Inc. (NON)                                 --             --             --             --         17,826        160,434
CIGNA Corp.                                       13,530        618,592         21,006        960,394          6,450        294,894
Cobalt Corp. (NON)                                46,130        666,579        109,560      1,583,142             --             --
Corixa Corp. (NON)                                38,600        264,024         89,400        611,496             --             --
Corvel Corp. (NON)                                    --             --             --             --          3,552        115,724
Coventry Health Care,
Inc. (NON)                                        13,400        440,860         27,200        894,880          4,800        157,920
Cyberonics, Inc. (NON)                            20,330        434,859         55,560      1,188,428             --             --
Cytyc Corp. (NON)                                     --             --             --             --         17,695        230,920
Daiichi Pharmaceutical
Co., Ltd. (Japan)                                  9,200        123,225         22,700        304,045          3,500         46,879
DaVita, Inc. (NON)                                24,400        505,812         66,800      1,384,764          4,775         98,986
DENTSPLY International,
Inc.                                               8,900        309,631         15,800        549,682          6,900        240,051
Dionex Corp. (NON)                                    --             --             --             --         11,902        393,123
Dr. Reddy's
Laboratories, Ltd. ADR
(India)                                           10,700        208,008             --             --             --             --
Endo Pharmaceuticals
Holdings, Inc. (NON)                              49,910        673,286        136,420      1,840,306         35,200        474,848
Enzon, Inc. (NON)                                 26,100        296,235         71,400        810,390             --             --
Eon Labs, Inc. (NON)                                  --             --             --             --          3,137         83,758
Express Scripts, Inc.
Class A (NON)                                      9,800        545,664         17,400        968,832          7,600        423,168
Fisher Scientific
International, Inc. (NON)                         35,870      1,002,925         84,170      2,353,393             --             --
Forest Laboratories,
Inc. (NON)                                        45,000      2,428,650         78,100      4,215,057         23,600      1,273,692
Genencor International,
Inc. (NON)                                            --             --             --             --          4,361         44,264
Gentiva Health Services,
Inc.                                             102,900        863,331        253,180      2,124,180         59,727        501,110
GlaxoSmithKline PLC
(United Kingdom)                                 261,798      4,605,571        140,781      2,476,630         21,860        384,563
Guidant Corp.                                     24,650        892,330         37,600      1,361,120         10,300        372,860
Guilford
Pharmaceuticals, Inc. (NON)                       17,440         64,528         47,620        176,194             --             --
H. Lundbeck A/S
(Denmark)                                          5,950        110,618             --             --             --             --
HCA, Inc.                                         45,079      1,864,467         73,589      3,043,641         24,174        999,837
Health Net, Inc. (NON)                            12,900        345,333         16,100        430,997             --             --
HealthTronics Surgical
Services, Inc. (NON)                              10,680         87,256         28,730        234,724             --             --
IDEC Pharmaceuticals
Corp. (NON)                                       15,600        536,936         27,600        949,964         12,000        413,028
IDEXX Laboratories, Inc.
(NON)                                              6,120        214,016         16,780        586,797         12,920        451,812
IDX Systems Corp. (NON)                            1,650         25,874          4,440         69,624             --             --
Immucor, Inc. (NON)                               15,735        344,597         43,020        942,138             --             --
Intermagnetics General
Corp. (NON)                                       15,154        270,347         41,460        739,646            574         10,240
InterMune, Inc. (NON)                              9,330        200,129         21,580        462,891             --             --
Invitrogen Corp. (NON)                             9,600        294,048         17,000        520,710          7,400        226,662
Johnson & Johnson                                148,572      8,597,862        240,263     13,904,020         65,310      3,779,490
Kendle International,
Inc. (NON)                                        23,800         80,206         65,000        219,050          8,482         28,584
King Pharmaceuticals,
Inc. (NON)                                       115,488      1,377,772        186,022      2,219,242         53,182        634,461
Kos Pharmaceuticals,
Inc. (NON)                                        24,100        421,027         65,800      1,149,526          9,227        161,196
Lilly (Eli) & Co.                                  2,350        134,303          2,898        165,621             --             --
Mariner Health Care,
Inc. (NON)                                         1,089          8,168             --             --            198          1,485
Maxygen, Inc. (NON)                               17,090        124,415         46,060        335,317             --             --
McKesson Corp.                                     4,800        119,664          5,900        147,087             --             --
Medicis Pharmaceutical
Corp. Class A (NON)                                   --             --             --             --          4,403        244,763
MedImmune, Inc. (NON)                              8,550        280,697         12,500        410,375             --             --
Mediq, Inc. (NON)                                    939             94             --             --            239             24
Medtronic, Inc.                                   33,350      1,504,752         56,200      2,535,744         18,750        846,000
Mentor Corp.                                      70,020      1,198,042        175,280      2,999,041             --             --
Merck & Co., Inc.                                 47,200      2,585,616         69,650      3,815,427         14,550        797,049
Merit Medical Systems,
Inc. (NON)                                            --             --             --             --          1,811         34,500
Mid Atlantic Medical
Services, Inc. (NON)                              46,280      1,876,654        105,330      4,271,132         19,037        771,950
Molecular Devices Corp.
(NON)                                              3,980         48,158         10,720        129,712             --             --
Mylan Laboratories, Inc.                          37,800      1,086,750         64,950      1,867,313         27,000        776,250
Novartis AG
(Switzerland)                                    248,623      9,211,327        209,852      7,774,885         32,466      1,202,845
Novo-Nordisk A/S
(Denmark)                                          3,250        107,230             --             --             --             --
Oxford Health Plans,
Inc. (NON)                                        13,050        396,198         16,110        489,100             --             --
PacifiCare Health
Systems, Inc. (NON)                               24,000        579,360         55,100      1,330,114             --             --
Pain Therapeutics, Inc.
(NON)                                              9,900         16,929         26,660         45,589             --             --
Perrigo Co.                                       37,580        446,450        102,820      1,221,502         35,975        427,383
Pfizer, Inc.                                     220,975      6,885,581        340,650     10,614,654         79,760      2,485,322
Pharmaceutical Product
Development, Inc. (NON)                           19,180        515,002         49,760      1,336,106             --             --
Pharmaceutical
Resources, Inc. (NON)                                 --             --             --             --          3,502        148,765
Pharmacia Corp.                                  148,260      6,419,658        250,651     10,853,188         87,438      3,786,065
Pharmacopeia, Inc. (NON)                          10,580         92,787         28,500        249,945         14,914        130,796
Pharmacyclics, Inc. (NON)                         20,100         67,335         54,090        181,202             --             --
PolyMedica Corp.                                   6,120        186,354         16,780        510,951             --             --
Possis Medical, Inc. (NON)                         6,270        101,323         17,190        277,790             --             --
Prime Medical Services,
Inc. (NON)                                        39,200        288,904         89,500        659,615         21,146        155,846
PSS World Medical, Inc.
(NON)                                             64,200        418,584        148,780        970,046             --             --
Quality Systems, Inc. (NON)                           --             --             --             --          6,082        155,152
Quintiles Transnational
Corp. (NON)                                       17,300        210,368         21,400        260,224         26,452        321,656
Ranbaxy Laboratories,
Ltd. (India)                                      37,224        489,835             --             --             --             --
RehabCare Group, Inc. (NON)                           --             --             --             --          1,628         29,060
Sankyo Co., Ltd. (Japan)                          22,800        301,923         55,300        732,296          8,600        113,883
Sanofi-Synthelabo SA
(France)                                          52,380      2,635,029             --             --             --             --
Schering AG (Germany)                              4,600        186,692             --             --             --             --
Select Medical Corp. (NON)                        23,400        333,450         64,043        912,613             --             --
Sepracor, Inc. (NON)                              18,520        250,761         42,100        570,034             --             --
Service Corp.
International (NON)                               63,900        177,642        146,200        406,436             --             --
Sierra Health Services,
Inc. (NON)                                        42,580        549,282        104,760      1,351,404             --             --
St. Jude Medical, Inc. (NON)                      13,600        663,000         24,100      1,174,875         10,500        511,875
Steris Corp. (NON)                                11,100        290,376         19,700        515,352         24,931        652,195
Sun Healthcare Group,
Inc. (NON)                                           122             20             --             --             --             --
Synthes-Stratec, Inc.
(Switzerland)                                      1,651        917,833          2,036      1,131,865            317        176,228
Takeda Chemical
Industries, Ltd.
(Japan)                                           72,800      2,720,175        100,400      3,751,451         15,400        575,422
Taro Pharmaceuticals
Industries, Ltd.
(Israel) (NON)                                     7,100        271,788             --             --             --             --
Terumo Corp. (Japan)                              32,200        464,151         78,000      1,124,342         12,100        174,417
Teva Pharmaceutical
Industries, Ltd. ADR
(Israel)                                          42,700      1,778,455             --             --             --             --
Theragenics Corp. (NON)                           12,920         44,703         34,790        120,373         32,713        113,187
United Therapeutics
Corp. (NON)                                       13,000        224,120         29,900        515,476             --             --
UnitedHealth Group, Inc.                          28,750      2,635,513         48,350      4,432,245         14,500      1,329,215
US Oncology, Inc. (NON)                           49,470        351,237        114,630        813,873         42,317        300,451
Varian Medical Systems,
Inc. (NON)                                        12,830        691,922         28,890      1,558,038          5,500        296,615
VitalWorks, Inc. (NON)                            38,160        146,534        102,740        394,522         30,952        118,856
Watson Pharmaceuticals,
Inc. (NON)                                        31,200        897,624         48,550      1,396,784         12,600        362,502
Wellpoint Health
Networks, Inc. (NON)                              22,000      1,688,500         38,300      2,939,525         12,400        951,700
Wyeth                                             15,950        603,229         25,650        970,083          5,500        208,010
Yamanouchi
Pharmaceutical Co.,
Ltd. (Japan)                                     106,200      2,767,864        144,700      3,771,280         22,300        581,199
Zimmer Holdings, Inc. (NON)                        9,300        452,259         16,500        802,395          7,200        350,136
                                                          -------------                 -------------                 -------------
                                                            111,605,068                   170,939,762                    40,087,022

Insurance                                                          2.4%                          2.1%                          1.0%
-----------------------------------------------------------------------------------------------------------------------------------
ACE, Ltd. (Bermuda)                               91,031      2,635,347        136,313      3,946,261         44,079      1,276,087
Aegon NV (Netherlands)                           113,225        849,876        233,927      1,755,875         36,077        270,797
Aksigorta A.S. (Turkey)                       53,444,000        124,942             --             --             --             --
AMBAC Financial Group,
Inc.                                               2,566        129,634          3,346        169,040            883         44,609
American International
Group, Inc.                                       80,435      3,977,511        121,362      6,001,351         29,766      1,471,929
AmerUs Group Co.                                  16,040        393,622         37,170        912,152             --             --
AON Corp.                                         14,100        291,588         21,900        452,892          9,500        196,460
Aviva PLC (United
Kingdom)                                          32,100        178,595             --             --             --             --
Cathay Financial Holding
Co., Ltd. (Taiwan)                               299,000        327,872             --             --             --             --
Commerce Group, Inc.                              14,560        497,952         33,730      1,153,566             --             --
Erie Indemnity Co. Class A                         1,600         58,080          1,600         58,080             --             --
FBL Financial Group,
Inc. Class A                                       8,763        173,069         20,303        400,984             --             --
Fidelity National
Financial, Inc.                                   38,050      1,299,408         78,350      2,675,653             --             --
First American Corp.                              31,490        768,356         59,980      1,463,512         13,661        333,328
Fortis (Amsterdam
Exchange) (Belgium)                               55,661        718,390        111,346      1,437,090         17,226        222,328
Fortis (Belgium)                                   2,980         38,754             --             --             --             --
FPIC Insurance Group,
Inc. (NON)                                            --             --             --             --         16,391        121,785
Hilb, Rogal & Hamilton
Co.                                               13,710        428,300         37,490      1,171,188             --             --
ING Groep NV
(Netherlands)                                    205,174      2,370,517        217,708      2,515,331         33,681        389,140
Jefferson-Pilot Corp.                              1,050         40,404          1,100         42,328             --             --
Landamerica Financial
Group, Inc.                                        9,900        393,525         22,600        898,350         15,811        628,487
Loews Corp.                                        2,700        107,568          4,000        159,360             --             --
Manulife Financial Corp.
(Canada)                                           2,000         47,797          4,900        117,103            800         19,119
MBIA, Inc.                                        17,566        678,750         26,665      1,030,336          9,471        365,959
Millea Holdings, Inc.
(Japan)                                              354      2,197,571            334      2,073,414             52        322,807
Mitsui Sumitomo
Insurance Co., Ltd.
(Japan)                                          139,000        595,580        194,400        832,955         30,300        129,828
Mony Group, Inc.                                  23,500        491,150         64,200      1,341,780             --             --
Muenchener
Rueckversicherungs-
Gesellschaft AG
(Germany)                                            700         40,629             --             --             --             --
Odyssey Re Holdings
Corp.                                                 --             --             --             --         24,700        445,835
Old Mutual PLC (United
Kingdom)                                         553,540        662,756             --             --             --             --
Old Republic
International Corp.                               14,300        382,525         17,700        473,475         15,799        422,623
Protective Life Corp.                              2,500         71,375          2,600         74,230             --             --
PXRE Group, Ltd.
(Bermuda)                                             --             --             --             --         11,554        248,064
QBE Insurance Group,
Ltd. (Australia)                                  35,633        180,632         86,439        438,180         13,305         67,446
Radian Group, Inc.                                43,296      1,445,220         71,711      2,393,713         18,518        618,131
Royal & Sun Alliance
Insurance Group PLC
(United Kingdom)                                  88,255         95,206             --             --             --             --
Samsung Fire & Marine
Insurance (South Korea)                           14,580        576,505         14,110        557,921          2,180         86,199
Sanlam, Ltd. (South
Africa)                                          751,900        581,844             --             --             --             --
Stancorp Financial Group                           2,300        118,565          2,850        146,918             --             --
Stewart Information
Services (NON)                                    16,960        393,642         38,850        901,709         25,900        601,139
Sun Life Financial
Services of Canada,
Inc. (Canada)                                      9,100        171,692         22,000        415,080          3,400         64,149
Swiss Reinsurance Co.
(Switzerland)                                     26,092      1,280,553         29,130      1,429,654          4,533        222,472
Topdanmark A/S (Denmark)
(NON)                                              2,500         72,748             --             --             --             --
Torchmark Corp.                                    1,600         57,280          1,600         57,280             --             --
Universal American
Financial Corp. (NON)                                 --             --             --             --          3,180         18,158
UnumProvident Corp.                               16,650        163,170         20,550        201,390             --             --
XL Capital, Ltd. Class A
(Bermuda)                                         34,988      2,476,451         42,685      3,021,244         14,039        993,680
Zurich Financial
Services AG
(Switzerland) (NON)                                8,157        694,393         13,818      1,176,305          2,138        182,005
                                                          -------------                 -------------                 -------------
                                                             29,279,344                    41,895,700                     9,762,564
Investment
Banking/Brokerage                                                  0.8%                          0.5%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
3i Group PLC (United
Kingdom)                                          69,601        458,197        171,387      1,128,275         26,432        174,007
Community Trust
Bancorp., Inc.                                        --             --             --             --          5,790        146,198
Dogan Yayin Holding
(Turkey) (NON)                               308,173,947        351,221             --             --             --             --
Goldman Sachs Group,
Inc. (The)                                         3,600        245,088          4,500        306,360             --             --
Investment Technology
Group, Inc. (NON)                                    600          8,382          1,400         19,558             --             --
Investors Group, Inc.
(Canada)                                          23,300        389,706         56,400        943,323          8,800        147,185
Julius Baer Holdings,
Ltd. AG Class B
(Switzerland)                                      1,552        254,473             --             --             --             --
LG Investment and
Securities                                        16,260        128,846             --             --             --             --
Merrill Lynch & Co.,
Inc.                                              31,842      1,127,207         51,775      1,832,835         21,913        775,720
Nikko Securities Co.,
Ltd. (Japan)                                      64,000        175,439          1,000          2,741             --             --
Nomura Securities Co.,
Ltd. (Japan)                                      40,000        416,667         96,000      1,000,000         14,000        145,833
Nuveen Investments, Inc.
Class A                                              500         11,175          1,100         24,585             --             --
Polaris Securities
Company, Ltd. (Taiwan)
(NON)                                            381,000        150,229             --             --             --             --
Power Financial Corp.
(Canada)                                          32,400        852,516         78,700      2,070,771         12,100        318,378
SEI Investments Co.                                2,700         70,740          2,800         73,360             --             --
Sinopac Holdings Co.
(Taiwan)                                         913,966        322,236             --             --             --             --
Student Loan Corp.                                 1,860        181,536          4,270        416,752             --             --
UBS AG (Switzerland)                              90,328      3,844,741         61,674      2,625,105          9,493        404,062
Waddell & Reed
Financial, Inc.                                    3,400         59,738          3,600         63,252             --             --
Yuanta Core Pacific
Securities Co. (Taiwan)                          349,000        164,732             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                              9,212,869                    10,506,917                     2,111,383

Other                                                              0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Russell 1000
Growth Index                                          --             --         20,506        735,140             --             --
Ishares Russell 1000
Value Index                                           --             --         16,639        722,133             --             --
Nasdaq-100 Index
Tracking Stock                                     4,100        103,525             --             --             --             --
S&P 500 Index Depositary
Receipts (SPDR Trust
Series 1)                                          5,000        423,700            567         48,048             --             --
                                                          -------------                 -------------                 -------------
                                                                527,225                     1,505,321                            --

Real Estate                                                        0.8%                          0.9%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Acadia Realty Trust (R)                               --             --             --             --          9,267         74,321
Alexandria Real Estate
Equities, Inc. (R)                                 4,130        173,667          9,580        402,839             --             --
Annaly Mortgage
Management, Inc. (R)                              33,550        586,119         65,490      1,144,110             --             --
Anthracite Capital, Inc. (R)                      54,300        621,192        123,800      1,416,272             --             --
Anworth Mortgage Asset
Corp. (R)                                         29,290        382,527         67,880        886,513             --             --
Apex Mortgage Capital,
Inc. (R)                                          49,650        298,397        135,850        816,459             --             --
Ayala Land, Inc.
(Philippines)                                  1,834,000        156,122             --             --             --             --
Brandywine Realty Trust (R)                        4,820        106,040         11,100        244,200             --             --
Capital Automotive (R)                             6,647        165,776         15,151        377,866             --             --
CBL & Associates
Properties (R)                                     6,760        274,388         15,340        622,651             --             --
CenterPoint Properties
Corp. (R)                                          2,700        156,060          6,100        352,580             --             --
Cheung Kong Holdings,
Ltd. (Hong Kong)                                 203,876      1,129,275         72,900        403,795         11,300         62,591
Developers Diversified
Realty Corp. (R)                                   6,500        156,975         14,800        357,420             --             --
Equity Office Properties
Trust (R)                                         42,104      1,071,547         65,581      1,669,036         24,231        616,679
Equity Residential
Properties Trust (R)                               7,647        184,063         12,319        296,518          5,412        130,267
Essex Property Trust,
Inc. (R)                                           3,640        190,190          8,430        440,468             --             --
FelCor Lodging Trust,
Inc. (R)                                          18,900        117,747         43,200        269,136             --             --
Glimcher Realty Trust (R)                         12,810        245,952         29,710        570,432             --             --
Health Care REIT, Inc.
(R)                                                6,650        174,230         15,410        403,742             --             --
IMPAC Mortgage Holdings,
Inc. (R)                                          43,449        564,403        118,937      1,544,992             --             --
Mack-Cali Realty
Corp.(R)                                           3,400        105,298          3,600        111,492             --             --
Meristar Hospitality
Corp. (R)                                         30,300        103,323         69,200        235,972             --             --
Mid-Atlantic Realty
Trust (R)                                          7,800        142,194         21,000        382,830             --             --
Mills Corp. (R)                                    5,200        162,240         11,900        371,280             --             --
Mission West Properties (R)                        6,824         64,146         18,374        172,716             --             --
Nationwide Health
Properties, Inc. (R)                               8,220        105,627         19,050        244,793             --             --
New World Development
Co., Ltd. (Hong Kong)                            231,000         79,229             --             --             --             --
Pan Pacific Retail
Properties, Inc. (R)                               3,900        147,615          8,900        336,865             --             --
Post Properties, Inc. (R)                          5,720        138,138         13,200        318,780             --             --
Prentiss Properties
Trust (R)                                          3,950        107,045          9,210        249,591             --             --
SL Green Realty Corp. (R)                          3,140         95,958          7,100        216,976             --             --
SM Prime Holdings
(Philippines)                                  1,346,000        125,912             --             --             --             --
St. Joe Co. (The)                                  2,900         78,880          3,600         97,920             --             --
Sun Communities, Inc. (R)                          3,700        132,460          8,600        307,880             --             --
Thornburg Mortgage, Inc. (R)                       6,800        140,284         18,600        383,718             --             --
Town & Country Trust
(The) (R)                                         12,520        252,904         34,260        692,052             --             --
Weingarten Realty
Investors (R)                                      8,000        312,880         18,100        707,891             --             --
                                                          -------------                 -------------                 -------------
                                                              9,048,803                    17,049,785                       883,858

Technology                                                         9.4%                          8.4%                          4.0%
-----------------------------------------------------------------------------------------------------------------------------------
3Com Corp. (NON)                                      --             --             --             --         26,694        131,601
Accenture, Ltd. Class A
(Bermuda) (NON)                                   10,400        161,200         12,893        199,842             --             --
Actuate Corp. (NON)                                   --             --             --             --         46,240         64,227
Acxiom Corp. (NON)                                 4,800         80,784          4,900         82,467             --             --
Adobe Systems, Inc.                                4,500        138,735          5,600        172,648             --             --
ADTRAN, Inc. (NON)                                 8,500        305,235         23,100        829,521          6,573        236,036
Advanced Fibre
Communications (NON)                               8,300        125,662         10,400        157,456             --             --
Advantech Co., Ltd.
(Taiwan)                                         104,000        184,084             --             --             --             --
Advantest Corp. (Japan)                            2,000         71,188             --             --             --             --
Affiliated Computer
Services, Inc. Class A
(NON)                                             13,900        615,214         24,600      1,088,796         10,700        473,582
AGFA-Gevaert NV
(Belgium)                                         21,286        418,014         51,674      1,014,774          7,994        156,986
Agilent Technologies,
Inc. (NON)                                        28,424        373,776         45,621        599,916         19,961        262,487
Alcatel SA (France)                                9,600         65,669             --             --             --             --
Allen Telecom, Inc. (NON)                             --             --             --             --          8,633         84,172
American Power
Conversion Corp. (NON)                            14,700        209,328         21,900        311,856             --             --
Analog Devices, Inc. (NON)                         5,900        162,250          8,500        233,750             --             --
Andrew Corp. (NON)                                 5,000         27,500          5,300         29,150             --             --
Anixter International,
Inc. (NON)                                        19,960        452,493         45,440      1,030,125             --             --
Ansys, Inc. (NON)                                  9,790        234,471         26,810        642,100             --             --
Apple Computer, Inc. (NON)                         3,600         50,904          3,750         53,025             --             --
Applied Materials, Inc.
(NON)                                             39,400        495,652         69,600        875,568         30,200        379,916
Arris Group, Inc. (NON)                          248,400        919,080        642,100      2,375,770         90,200        333,740
Arrow Electronics, Inc.
(NON)                                              4,500         66,150          4,700         69,090             --             --
Artisan Components, Inc.
(NON)                                              8,160        131,874         21,990        355,380          3,419         55,254
ASE Test, Ltd. (Taiwan)
(NON)                                             60,426        190,342             --             --             --             --
Aspect Communications
Corp. (NON)                                      187,100        576,268        427,000      1,315,160         45,509        140,168
Asustek Computer, Inc.
(Taiwan)                                         186,000        355,994             --             --             --             --
Automatic Data
Processing, Inc.                                  26,750        823,633         40,150      1,236,219         10,200        314,058
Avid Technology, Inc. (NON)                       63,300      1,401,462        157,800      3,493,692             --             --
Avnet, Inc. (NON)                                  8,250         86,460          8,550         89,604             --             --
Avocent Corp. (NON)                               14,180        330,961         38,850        906,759             --             --
BearingPoint, Inc. (NON)                         115,191        733,767        199,047      1,267,929         48,035        305,983
Benchmark Electronics,
Inc. (NON)                                        58,770      1,664,954        150,270      4,257,149          8,638        244,715
Benq Corp. (Taiwan)                              146,960        169,187             --             --             --             --
BMC Software, Inc. (NON)                          39,169        591,060         63,063        951,621         14,889        224,675
Broadcom Corp. Class A (NON)                       5,150         63,603          5,400         66,690             --             --
BYD Co., Ltd. (China)                            146,500        286,456             --             --             --             --
Cap Gemini SA (France)                            10,298        272,901             --             --             --             --
Celestica, Inc. (Canada)
(NON)                                             36,300        414,909         59,800        683,514         26,100        298,323
Celestica, Inc. (Toronto
Exchange) (Canada) (NON)                          32,577        371,220         79,100        901,357         12,200        139,021
Century Business
Services, Inc. (NON)                                  --             --             --             --         49,753        127,865
Check Point Software
Technologies, Ltd.
(Israel) (NON)                                    25,898        374,744             --             --             --             --
Checkfree Corp. (NON)                             30,150        677,772         52,150      1,172,332         13,500        303,480
Cisco Systems, Inc. (NON)                        330,750      4,293,135        548,850      7,124,073        180,450      2,342,241
CNET Networks, Inc. (NON)                         64,100        160,891        174,900        438,999             --             --
Cognizant Technology
Solutions Corp. (NON)                              3,200        215,520          8,650        582,578             --             --
Coinstar, Inc. (NON)                                  --             --             --             --          9,743        163,585
Compal Electronics, Inc.
(Taiwan)                                         324,400        323,046             --             --             --             --
Compucom Systems, Inc. (NON)                     130,200        455,700        296,800      1,038,800             --             --
Computer Associates
International, Inc.                              118,876      1,623,846        197,445      2,697,099         71,461        976,157
Computer Sciences Corp.
(NON)                                             14,850        483,368         19,950        649,373             --             --
Computer Task Group,
Inc. (NON)                                         5,970         11,522         12,420         23,971             --             --
Concerto Software, Inc.
(NON)                                             14,660         80,630         39,450        216,975             --             --
Concord Communications,
Inc. (NON)                                         6,600         56,562         17,800        152,546             --             --
Convergys Corp. (NON)                             20,000        264,000         24,800        327,360             --             --
Cree Research, Inc. (NON)                         23,000        425,960         62,600      1,159,352             --             --
Datastream Systems, Inc.
(NON)                                              4,760         32,463         12,790         87,228          9,092         62,007
Dell Computer Corp. (NON)                        146,750      4,007,743        245,050      6,692,316         75,100      2,050,981
Delta Electronic
Industrial (Taiwan)                              167,000        187,451             --             --             --             --
Digital River, Inc. (NON)                             --             --             --             --          6,386         87,424
Digitas, Inc. (NON)                               43,000        138,890        117,400        379,202             --             --
Electronic Arts, Inc. (NON)                       16,600        973,424         25,750      1,509,980          6,700        392,888
Electronic Data Systems
Corp.                                             14,850        261,360         22,150        389,840             --             --
EMC Corp. (NON)                                   26,100        188,703         42,400        306,552             --             --
Enterasys Networks, Inc.
(NON)                                                 --             --             --             --         28,825         53,326
ESS Technology (NON)                              48,400        288,464        110,500        658,580             --             --
Euronet Services, Inc. (NON)                      25,900        207,200         70,700        565,600          9,729         77,832
Factset Research
Systems, Inc.                                         --             --             --             --          8,500        275,825
Fair, Isaac and Co.,
Inc.                                               9,500        482,790         16,700        848,694          7,300        370,986
Fidelity National
Information Solutions,
Inc. (NON)                                         4,662         82,751         12,572        223,153             --             --
FileNET Corp. (NON)                               12,230        128,293         32,940        345,541             --             --
Flextronics
International, Ltd.
(Singapore) (NON)                                 69,408        605,238        113,594        990,540         49,668        433,105
Foundry Networks, Inc. (NON)                      53,600        430,944        146,700      1,179,468             --             --
FUNAI Electric Co., Ltd.
(Japan)                                            2,300        251,417          5,500        601,215            900         98,381
Gartner, Inc. Class A (NON)                        5,140         35,723         13,870         96,397             --             --
Genesis Microchip, Inc.
(NON)                                             19,500        243,360         53,400        666,432             --             --
Global Payments, Inc.                                 --             --             --             --              1             31
Harris Corp.                                       6,800        188,836          8,400        233,268             --             --
Hewlett-Packard Co.                              196,384      3,053,771        306,067      4,759,342         88,435      1,375,164
Hirose Electric Co.,
Ltd. (Japan)                                       5,900        387,163             --             --             --             --
Hon Hai Precision
Industry Co., Ltd.
(Taiwan)                                         174,028        553,464             --             --             --             --
Hutchinson Technology,
Inc. (NON)                                        15,720        388,598         37,820        934,910         19,002        469,729
Hyperion Solutions Corp.
(NON)                                             23,900        579,575         65,400      1,585,950          8,914        216,165
I-Flex Solutions, Ltd.
(India)                                            5,167         98,059             --             --             --             --
IBM Corp.                                         39,892      3,128,730         62,300      4,886,189         17,427      1,366,800
iGate Corp. (NON)                                     --             --             --             --         12,257         34,810
Ikon Office Solutions,
Inc.                                              65,260        463,346        142,200      1,009,620             --             --
Imagistics
International, Inc. (NON)                          8,800        163,856         20,000        372,400             --             --
Imation Corp. (NON)                               22,230        827,401         50,700      1,887,054          6,813        253,580
Inet Technologies, Inc.
(NON)                                                 --             --             --             --         19,437        114,678
Infosys Technologies,
Ltd. (India)                                      16,776      1,428,453             --             --             --             --
Ingram Micro, Inc. Class
A (NON)                                           18,250        201,298         22,550        248,727             --             --
Intel Corp.                                      327,750      5,335,770        532,750      8,673,170        157,750      2,568,170
Inter-Tel, Inc.                                   17,780        266,878         40,760        611,808         18,321        274,998
InterDigital
Communications Corp. (NON)                        11,070        250,547         30,300        685,780             --             --
Iomega Corp. (NON)                                54,280        602,508        123,410      1,369,851             --             --
Itron, Inc. (NON)                                 30,490        509,488         83,440      1,394,282             --             --
J.D. Edwards & Co. (NON)                          42,820        471,876        105,980      1,167,900             --             --
j2 Global
Communications, Inc. (NON)                            --             --             --             --         16,644        474,188
Jabil Circuit, Inc. (NON)                         33,500        586,250         57,150      1,000,125         20,800        364,000
Johnson Electric
Holdings, Ltd. (Hong
Kong)                                            162,500        178,143        400,000        438,507         61,000         66,872
KH Vatec Company, Ltd.
(South Korea)                                      4,270        224,665             --             --             --             --
KLA-Tencor Corp. (NON)                            10,700        384,579         16,100        578,666          3,900        140,174
Konica Corp. (Japan)                              40,000        316,802         97,000        768,244         15,000        118,801
Koninklijke (Royal)
Philips Electronics NV
(Netherlands)                                     51,981        816,075             --             --             --             --
Kyocera Corp. (Japan)                              1,900         94,231             --             --             --             --
LAM Research Corp. (NON)                           3,200         36,445          3,300         37,584             --             --
Lexmark International,
Inc. (NON)                                        18,502      1,238,709         29,523      1,976,565          8,379        560,974
LG Electronics, Inc.
(South Korea)                                     25,123        803,119             --             --             --             --
Linear Technology Corp.                            8,950        276,287         12,350        381,245             --             --
Lite-On Technology Corp.
(Taiwan)                                         198,000        214,270             --             --             --             --
Logica PLC (United
Kingdom)                                          12,373         17,797             --             --             --             --
Macromedia, Inc. (NON)                            29,500        356,360         52,200        630,576         22,800        275,424
Manufacturers' Services,
Ltd. (NON)                                            --             --             --             --         59,513        279,711
MAPICS, Inc. (NON)                                    --             --             --             --         21,412        141,319
Maxim Integrated
Products, Inc.                                    13,150        474,978         22,625        817,215          5,150        186,018
Maxtor Corp. (NON)                                57,400        323,162        141,400        796,082             --             --
Media Tek, Inc. (Taiwan)                          16,000        120,650             --             --             --             --
Mercury Computer
Systems, Inc. (NON)                                   --             --             --             --         13,442        365,622
Methode Electronics,
Inc. Class A                                          --             --             --             --            495          4,010
Microchip Technology,
Inc.                                               5,150        102,485          7,600        151,240             --             --
Microsoft Corp.                                  389,500      9,429,795        628,500     15,215,985        166,100      4,021,281
Misys PLC (United
Kingdom)                                         143,971        344,185        349,502        835,540         54,070        129,263
Motorola, Inc.                                   135,200      1,116,752        208,050      1,718,493         64,800        535,248
MRO Software, Inc. (NON)                           6,510         44,659         17,560        120,462             --             --
MTS Systems Corp.                                 42,890        463,212         98,350      1,062,180         46,147        498,388
Murata Manufacturing
Co., Ltd. (Japan)                                 12,300        477,227          9,400        364,710          1,400         54,318
Nanya Technology Corp.
(Taiwan) (NON)                                   417,000        232,834             --             --             --             --
NCR Corp. (NON)                                    3,900         71,526          4,100         75,194             --             --
NETIQ Corp. (NON)                                 12,800        142,848         29,500        329,220         14,358        160,235
Network Associates, Inc.
(NON)                                             50,217        693,497        110,387      1,524,444         12,800        176,768
Nokia OYJ (Finland)                              434,974      6,007,887        339,461      4,688,656         52,788        729,111
Novell, Inc. (NON)                               106,300        228,545        243,100        522,665         40,168         86,361
Oak Technology, Inc. (NON)                        24,910         87,932         68,150        240,570             --             --
Obic Co., Ltd. (Japan)                             2,000        291,498             --             --            100         14,575
Olympus Optical Co.,
Ltd. (Japan)                                     140,000      2,171,559        189,000      2,931,604         29,000        449,823
Oracle Corp. (NON)                               168,550      1,828,599        273,300      2,965,032         77,200        837,543
Overland Storage, Inc. (NON)                       8,640        124,157         23,290        334,677             --             --
Pegasystems, Inc. (NON)                               --             --             --             --          3,037         12,118
PeopleSoft, Inc. (NON)                            14,000        214,200         24,800        379,440         10,800        165,240
PerkinElmer, Inc.                                 41,000        364,490         68,200        606,298         26,900        239,141
Photronics, Inc. (NON)                            16,833        200,144         46,064        547,701             --             --
Planar Systems, Inc. (NON)                         6,990         82,202         18,850        221,676             --             --
PLX Technology, Inc. (NON)                        90,900        216,342        246,900        587,622         28,929         68,851
PMC -- Sierra, Inc. (NON)                         15,920         94,724         42,880        255,136             --             --
Pomeroy Computer
Resources, Inc. (NON)                                 --             --             --             --          1,865         12,999
Power Integrations, Inc.
(NON)                                                 --             --             --             --          6,764        140,218
Powerwave Technologies,
Inc. (NON)                                            --             --             --             --         14,859         50,521
QLogic Corp. (NON)                                27,300      1,013,922         45,650      1,695,441         17,009        631,714
QUALCOMM, Inc.                                    54,450      1,963,467         92,650      3,340,959         26,550        957,393
Quanta Computer, Inc.
(Taiwan)                                          99,887        175,366             --             --             --             --
Rainbow Technologies,
Inc. (NON)                                            --             --             --             --         21,857        206,112
Rambus, Inc. (NON)                                19,420        256,538         53,140        701,979             --             --
Rohm Co., Ltd. (Japan)                            11,100      1,203,062          9,700      1,051,324          1,500        162,576
Samsung Electronics Co.,
Ltd. (South Korea)                                38,799      8,784,212          4,857      1,099,640            750        169,802
Samsung Electronics Co.,
Ltd. (Preference)
(South Korea)                                      4,150        456,553             --             --             --             --
Samsung SDI Co., Ltd.
(South Korea)                                     11,900        739,955             --             --             --             --
SanDisk Corp. (NON)                               27,000        454,140         69,900      1,175,718             --             --
Sanmina Corp. (NON)                               51,500        208,060         91,000        367,640         36,900        149,076
SAP AG (Germany)                                  10,534        792,989         10,185        766,717          1,585        119,317
Scientific-Atlanta, Inc.                          11,950        164,193         14,800        203,352          7,826        107,529
SCM Microsystems, Inc. (NON)                          --             --             --             --         12,914         32,285
Seebeyond Technology
Corp. (NON)                                       49,700        100,394        135,600        273,912             --             --
Semitool, Inc. (NON)                              23,020         94,152         61,990        253,539             --             --
Sharp Corp. (Japan)                               70,000        690,789        172,000      1,697,368         26,000        256,579
Siebel Systems, Inc. (NON)                         1,600         12,816          3,800         30,438             --             --
Silicon Laboratories,
Inc. (NON)                                        13,200        345,180         36,140        945,061             --             --
Siliconware Precision
Industries Co. (Taiwan)
(NON)                                            369,000        178,420             --             --             --             --
Skyworks Solutions, Inc.
(NON)                                             36,510        227,457         99,900        622,377             --             --
Solectron Corp. (NON)                             70,400        212,608        124,400        375,688         50,500        152,510
SpectraLink Corp. (NON)                               --             --             --             --          6,600         48,378
SS&C Technologies, Inc.
(NON)                                              5,440         66,096         14,640        177,876         10,738        130,467
STMicroelectronics NV
(Switzerland)                                     27,893        527,982         67,492      1,277,546         10,498        198,715
Stoneridge, Inc. (NON)                                --             --             --             --         10,007         96,367
Storage Technology Corp.
(NON)                                             53,570      1,083,185        119,900      2,424,378         19,339        391,035
Sun Microsystems, Inc. (NON)                      95,403        311,014        150,487        490,588         65,816        214,560
SunGard Data Systems,
Inc. (NON)                                        23,300        496,290         39,350        838,155         15,900        338,670
Sybase, Inc. (NON)                                    --             --             --             --          4,753         61,551
Symantec Corp. (NON)                              14,500        568,110         23,650        926,607          8,200        321,276
Symmetricom, Inc. (NON)                           49,050        185,900        134,220        508,694             --             --
Synaptics, Inc. (NON)                                 --             --             --             --         16,803        126,023
Taiwan Semiconductor
Manufacturing Co., Ltd.
(Taiwan) (NON)                                 1,475,995      1,796,937             --             --             --             --
Take-Two Interactive
Software, Inc. (NON)                              25,400        567,690         69,500      1,553,325         14,109        315,336
Tandberg ASA (Norway) (NON)                       31,900         80,476             --             --             --             --
Tekelec (NON)                                     27,100        235,228         74,200        644,056             --             --
Telefonaktiebolaget LM
Ericsson AB Class B
(Sweden) (NON)                                 1,084,682        678,190             --             --          8,830          5,521
Telefonaktiebolaget LM
Ericsson AB ADR Class B
(Sweden) (NON)                                     5,022         31,940             --             --             --             --
Tellabs, Inc. (NON)                               18,200        105,378         18,900        109,431             --             --
Texas Instruments, Inc.                           69,450      1,136,897        113,150      1,852,266         39,500        646,615
Thomson Multimedia SA
(France)                                          58,564        656,823        130,622      1,464,988         20,145        225,936
TietoEnator OYJ
(Finland)                                         11,705        161,415             --             --             --             --
Transaction Systems
Architects, Inc. (NON)                            32,200        191,268         88,000        522,720         38,129        226,486
Trimble Navigation, Ltd.
(NON)                                              9,620        182,203         25,910        490,735             --             --
United Microelectronics
Corp. (Taiwan) (NON)                           1,466,351        814,522             --             --             --             --
United Online, Inc. (NON)                         23,550        406,002         53,360        919,926         22,115        381,263
Unova, Inc. (NON)                                 89,360        479,863        203,030      1,090,271             --             --
UTStarcom, Inc. (NON)                              5,400        107,946          5,700        113,943             --             --
Varian Semiconductor
Equipment (NON)                                    3,690         75,055          9,970        202,790             --             --
Venture Manufacturing,
Ltd. (Singapore)                                  19,000        150,717             --             --             --             --
Vishay Intertechnology,
Inc. (NON)                                         1,300         13,234          3,050         31,049             --             --
W.W. Grainger, Inc.                                5,853        251,094          9,060        388,674          3,539        151,823
Wanadoo (France) (NON)                           203,481      1,152,168        494,895      2,802,239         76,177        431,336
Western Digital Corp. (NON)                      167,712      1,519,471        440,679      3,992,552         31,978        289,721
X-Rite, Inc.                                          --             --             --             --          5,152         43,328
You Eal Electronics Co.,
Ltd. (South Korea)                                10,565        197,925             --             --             --             --
Zoran Corp. (NON)                                  7,700         99,407         20,700        267,237             --             --
                                                          -------------                 -------------                 -------------
                                                            114,413,487                   167,029,928                    37,283,567

Transportation                                                     1.0%                          1.0%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Air France (France)                               44,992        409,870        108,951        992,527         16,917        154,111
Airborne, Inc.                                    52,690      1,033,251        120,150      2,356,142             --             --
British Airways PLC
(United Kingdom) (NON)                            20,344         33,442             --             --             --             --
Burlington Northern
Santa Fe Corp.                                    11,050        275,145         13,700        341,130             --             --
Canadian National
Railway Co. (Canada)                              28,480      1,215,067         16,000        682,622          2,500        106,660
Canadian National
Railway Co. (Toronto
Exchange) (Canada)                                10,051        430,183         16,803        719,168          7,279        311,541
China Shipping
Development Co. (China)                        1,748,000        425,839             --             --             --             --
Cosco Pacific, Ltd.
(Hong Kong)                                      488,000        431,737             --             --             --             --
CSX Corp.                                          2,350         67,022          2,450         69,874             --             --
Deutsche Lufthansa AG
(Germany)                                         94,330        829,487        172,027      1,512,713         26,701        234,794
East Japan Railway Co.
(Japan)                                               92        401,957            194        847,605             30        131,073
EGL, Inc. (NON)                                   24,390        362,435         55,880        830,377             --             --
EVA Airways Corp.
(Taiwan)                                         474,142        139,875             --             --             --             --
ExpressJet Holdings,
Inc. (NON)                                        25,700        210,740         70,400        577,280         48,886        400,865
Grupo Aeroportuario del
Sureste SA de CV ADR
(Mexico)                                          18,735        208,895             --             --             --             --
Mesaba Holdings, Inc. (NON)                           --             --             --             --          3,643         20,510
Nippon Express Co., Ltd.
(Japan)                                          149,000        598,212        290,000      1,164,305         44,000        176,653
PLUS Expressways Berhad
(Malaysia) (NON)                                  98,000         55,447             --             --             --             --
PLUS Expressways Berhad
144A (Malaysia) (NON)                            247,000        139,750             --             --             --             --
Qantas Airways, Ltd.
(Australia)                                      575,693      1,033,066      1,224,239      2,196,865        190,095        341,121
Sinotrans, Ltd. (China)
(NON)                                            171,000         44,399             --             --             --             --
Sinotrans, Ltd. 144A
(China) (NON)                                    702,000        182,269             --             --             --             --
Southwest Airlines Co.                            30,950        444,442         42,700        613,172          7,600        109,136
TPG NV (Netherlands)                              21,591        328,839         52,414        798,284          8,109        123,503
Union Pacific Corp.                               40,288      2,215,840         67,171      3,694,405         26,848      1,476,640
US Xpress Enterprises,
Inc. (NON)                                            --             --             --             --          6,134         46,373
WAN HAI Lines, Ltd.
(Taiwan)                                         213,000        179,007             --             --             --             --
Yamato Transport Co.,
Ltd. (Japan)                                      56,000        631,511        138,000      1,556,225         21,000        236,817
                                                          -------------                 -------------                 -------------
                                                             12,327,727                    18,952,694                     3,869,797

Utilities & Power                                                  2.1%                          1.4%                          1.0%
-----------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                7,640        180,533         17,700        418,251             --             --
Allegheny Energy, Inc.                            18,800        116,748         23,300        144,693         42,017        260,926
Avista Corp.                                          --             --             --             --         45,738        484,365
Black Hills Corp.                                  9,390        258,131         21,760        598,182             --             --
CenterPoint Energy, Inc.                         142,428      1,004,117        206,407      1,455,169        101,601        716,287
Cinergy Corp.                                      9,897        333,034         16,267        547,385          7,137        240,160
Companhia Energetica de
Minas Gerais ADR
(Brazil)                                          31,677        235,994             --             --             --             --
Companhia Paranaense de
Energia-Copel ADR
(Brazil)                                         106,100        255,701             --             --             --             --
Constellation Energy
Group, Inc.                                        9,737        270,007         15,600        432,588          6,776        187,898
Dominion Resources, Inc.                          13,362        739,854         21,841      1,209,336          9,482        525,018
DPL, Inc.                                         39,815        496,095         63,682        793,478         27,868        347,235
DTE Energy Co.                                     5,962        230,431          9,740        376,451          4,182        161,634
E.On AG (Germany)                                 39,623      1,634,045         62,900      2,593,983          9,700        400,026
Edison International (NON)                        65,683        899,200         97,434      1,333,871         22,824        312,461
El Paso Corp.                                     32,700        197,835         34,600        209,330             --             --
Electrabel SA (Belgium)                            3,884        936,475          4,139        997,958            640        154,311
Electricidade de
Portugal SA (Portugal)                           241,003        412,807             --             --             --             --
Empresa Nacional de
Electricidad ADR
(Chile)                                           39,700        278,694             --             --             --             --
Energen Corp.                                     10,700        343,042         26,400        846,384             --             --
Entergy Corp.                                     24,230      1,166,675         37,056      1,784,246          9,535        459,110
Exelon Corp.                                       3,962        199,724          4,937        248,874             --             --
FirstEnergy Corp.                                 12,422        391,293         19,776        622,944          8,663        272,885
FPL Group, Inc.                                    1,800        106,074          2,247        132,416             --             --
Hong Kong Electric
Holdings, Ltd. (Hong
Kong)                                            277,000      1,104,562        292,500      1,166,370         45,500        181,435
Huaneng Power
International, Inc.
Class H (China)                                  624,000        588,060             --             --             --             --
Iberdrola SA (Spain)                             100,485      1,636,763             --             --             --             --
Jasper Energy 144A (NON)                              --             --          4,531            283          1,661            104
Kinder Morgan, Inc.                                1,400         63,000          1,400         63,000             --             --
Korea Electric Power
Corp. (South Korea)                              153,330      2,187,984         50,060        714,345          7,740        110,448
Korea Gas Corp. (South
Korea)                                            10,510        226,220             --             --             --             --
NiSource, Inc.                                     2,300         41,860          2,350         42,770             --             --
Northeast Utilities                               25,797        359,094         41,391        576,163         18,135        252,439
ONEOK, Inc.                                           --             --             --             --         29,930        548,916
Osaka Gas Co., Ltd.
(Japan)                                          250,000        660,003        604,000      1,594,568         94,000        248,161
PG&E Corp. (NON)                                  79,179      1,064,958        110,637      1,488,068         18,574        249,820
PPL Corp.                                          4,942        175,985          7,809        278,078          3,377        120,255
Progress Energy, Inc.                             20,517        803,241         34,000      1,331,100         14,891        582,983
Reliant Resources, Inc.
(NON)                                                 --             --             --             --        121,223        431,554
Scottish and Southern
Energy PLC (United
Kingdom)                                          64,254        645,921        155,982      1,568,027         24,131        242,580
Scottish Power PLC
(United Kingdom)                                 179,274      1,065,435             --             --             --             --
Sempra Energy                                      4,500        112,320          4,700        117,312             --             --
Severn Trent PLC (United
Kingdom)                                          21,929        248,173         53,234        602,454          8,236         93,208
Sierra Pacific Resources
(NON)                                             41,640        132,415         94,960        301,973             --             --
Texas Genco Holdings,
Inc.                                                   1             17             --             --             --             --
Tokyo Gas Co., Ltd.
(Japan)                                          606,000      1,881,002        578,000      1,794,062         89,000        276,248
UIL Holdings Corp.                                    --             --             --             --         13,773        477,923
Unified Energy Systems
ADR (Russia)                                      39,377        504,026             --             --             --             --
UniSource Energy Corp.                            18,420        318,666         42,690        738,537             --             --
Vivendi Environnement
(France)                                          85,641      1,411,793         42,398        698,931          6,559        108,125
Williams Cos., Inc.
(The)                                                 --             --             --             --        103,926        475,981
Wisconsin Energy Corp.                             1,600         40,640          1,600         40,640             --             --
                                                          -------------                 -------------                 -------------
                                                             25,958,647                    27,862,220                     8,922,496
                                                          -------------                 -------------                 -------------
Total Common Stocks
(cost $943,309,173, $1,209,439,975 and $261,150,156)       $835,432,956                $1,114,048,404                  $247,064,991
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                   8.6%                         13.0%                         20.3%
U.S. GOVERNMENT AND                            Principal                     Principal                     Principal
AGENCY OBLIGATIONS (a)                            Amount          Value         Amount          Value         Amount          Value

U.S. Government and
Agency Mortgage
Obligations                                                        6.8%                          8.5%                         12.6%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corporation
Pass-Through
Certificates
8 1/2s, July 1, 2028                                 $--            $--       $443,234       $481,733       $522,226       $567,586
7 1/2s, October 1, 2029                          543,206        579,299      2,902,087      3,094,916      1,866,815      1,990,856
6s, with due dates from
January 1, 2029 to
January 1, 2033                                   32,496         33,702        337,707        350,492        397,439        412,196
Federal National
Mortgage Association
Adjustable Rate
Mortgages 6.606s,
September 1, 2031                                634,183        658,326      2,185,420      2,268,619      1,464,551      1,520,307
Federal National
Mortgage Association
Pass-Through
Certificates
8 1/2s, with due dates
from March 1, 2030 to
April 1, 2030                                         --             --        112,604        121,309             --             --
8s, with due dates from
April 1, 2025 to
February 1, 2028                                      --             --        387,306        422,467        230,957        251,006
7 1/2s, with due dates
from April 1, 2024 to
October 1, 2032                                       --             --      6,653,371      7,089,626      2,406,455      2,566,912
7s, with due dates from
November 1, 2021 to
January 1, 2033                               30,118,279     31,769,994     71,684,947     75,625,583     55,710,220     58,757,624
6 1/2s, with due dates
from August 1, 2023 to
August 1, 2028                                        --             --             --             --        433,950        455,600
6 1/2s, with due dates
from August 1, 2010 to
December 1, 2011                                      --             --             --             --        226,023        240,005
6 1/2s, TBA, April 1,
2033                                          10,835,326     11,299,208     35,625,500     37,150,699     24,491,919     25,540,467
6s, with due dates from
March 1, 2017 to
November 1, 2028                                      --             --        385,979        403,891        149,557        156,321
6s, TBA, March 1, 2033                         1,963,000      2,035,356      5,000,000      5,184,300             --             --
5 1/2s, with due dates
from December 1, 2030
to December 1, 2032                                   --             --        348,241        356,557         93,459         95,558
5 1/2s, with due dates
from August 1, 2017 to
October 1, 2017                                1,226,967      1,274,603             --             --             --             --
5 1/2s, TBA, April 1,
2033                                           1,296,000      1,323,136      3,964,000      4,046,998      2,555,000      2,608,497
5 1/2s, TBA, April 1,
2015                                                  --             --             --             --        495,000        513,408
4 1/2s, TBA, May 1,
2018                                          12,008,000     12,109,324      9,230,000      9,307,883      6,622,000      6,677,876
4 1/2s, TBA, April 1,
2018                                          19,270,000     19,510,875     14,812,000     14,997,150     10,627,000     10,759,838
Government National
Mortgage Association
Pass-Through
Certificates
7 1/2s, with due dates
from May 20, 2030 to
October 20, 2030                                 248,386        263,943         66,834         71,019         34,320         36,469
7s, with due dates from
August 15, 2029 to
September 15, 2029                                    --             --             --             --         16,839         17,889
6 1/2s, with due dates
from September 15, 2031
to June 15, 2032                                 198,593        208,797        411,870        433,071        326,955        343,771
5 1/2s, TBA, April 1,
2033                                             881,000        904,126      6,434,000      6,602,893      4,000,000      4,105,000
                                                          -------------                 -------------                 -------------
                                                             81,970,689                   168,009,206                   117,617,186
U.S. Government and
Agency Obligations                                                 0.9%                          1.4%                          2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae
7 1/4s, May 15, 2030                             435,000        550,699      1,005,000      1,272,330        745,000        943,170
7 1/4s, January 15,
2010                                           3,380,000      4,103,641      2,475,000      3,004,885      4,980,000      6,046,193
6 5/8s, October 15,
2007                                                  --             --     12,935,000     14,977,501      9,455,000     10,947,992
6s, May 15, 2011                               5,775,000      6,570,726      4,840,000      5,506,894      5,500,000      6,257,834
Tennessee Valley
Authority 6 3/4s,
November 1, 2025                                      --             --      2,030,000      2,397,436      1,300,000      1,535,304
                                                          -------------                 -------------                 -------------
                                                             11,225,066                    27,159,046                    25,730,493
U.S. Treasury
Obligations                                                        0.9%                          3.1%                          5.0%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds
8s, November 15, 2021                         $3,705,000     $5,163,121            $--            $--            $--            $--
6 1/4s, May 15, 2030                           3,680,000      4,391,561     16,510,000     19,702,357     13,405,000     15,996,977
4s, November 15, 2012                                 --             --     18,563,000     18,831,291     13,911,000     14,112,056
U.S. Treasury Notes
6 1/2s, February 15, 2010                      1,110,000      1,324,412     19,727,000     23,537,546     13,991,000     16,693,558
3s, November 15, 2007                                 --             --         60,000         60,825             --             --
                                                          -------------                 -------------                 -------------
                                                             10,879,094                    62,132,019                    46,802,591
                                                          -------------                 -------------                 -------------
Total U.S. Government and
Agency Obligations (cost $103,272,781,
$256,131,985 and $189,258,735)                             $104,074,849                  $257,300,271                  $190,150,270
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                   8.0%                         14.8%                         26.3%
CORPORATE BONDS                                Principal                     Principal                     Principal
AND NOTES (a)                                     Amount          Value         Amount          Value         Amount          Value

Basic Materials                                                    1.0%                          1.1%                          2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated
Finance LP company
guaranty 7 7/8s, 2009                            $16,000        $16,951        $29,000        $30,723        $42,000        $44,495
Abitibi-Consolidated,
Inc. bonds 8.55s, 2010
(Canada)                                         220,000        241,591        340,000        373,368        315,000        345,915
Abitibi-Consolidated,
Inc. company guaranty
6.95s, 2006 (Canada)                                  --             --        635,000        653,806        435,000        447,883
Acetex Corp. sr. notes
10 7/8s, 2009 (Canada)                           250,000        270,000        110,000        118,800        265,000        286,200
Airgas, Inc. company
guaranty 9 1/8s, 2011                             25,000         27,438         40,000         43,900         35,000         38,413
AK Steel Corp. company
guaranty 7 7/8s, 2009                            277,000        254,840        435,000        400,200        376,000        345,920
Alcoa, Inc. notes 6
1/2s, 2011                                            --             --        845,000        945,831        595,000        666,000
Appleton Papers, Inc.
company guaranty Ser.
B, 12 1/2s, 2008                                 285,000        321,338        430,000        484,825        405,000        456,638
Avecia Group PLC company
guaranty 11s, 2009
(United Kingdom)                                 330,000        280,500        335,000        284,750        235,000        199,750
Avery Dennison Corp.
notes 4 7/8s, 2013                                    --             --        110,000        112,181         70,000         71,388
Better Minerals &
Aggregates Co. company
guaranty 13s, 2009                               450,000        164,250             --             --        300,000        109,500
Chevron Phillips
Chemical Co., LLC notes
5 3/8s, 2007                                          --             --        770,000        809,365        495,000        520,306
Compass Minerals Group,
Inc. company guaranty
10s, 2011                                        240,000        264,000             --             --        120,000        132,000
Domtar, Inc. notes 7
7/8s, 2011 (Canada)                                   --             --        490,000        578,285        310,000        365,854
Dow Chemical Co. (The)
debs. 8.55s, 2009                                     --             --        335,000        385,296        215,000        247,279
Dow Chemical Co. (The)
notes 6s, 2012                                        --             --        325,000        330,404        210,000        213,492
Dow Chemical Co. (The)
notes 5 3/4s, 2009                                    --             --        830,000        846,816        535,000        545,840
Equistar Chemicals
LP/Equistar Funding
Corp. company guaranty
10 1/8s, 2008                                    530,000        507,475        843,000        807,173        727,000        696,103
Four M Corp. sr. notes
Ser. B, 12s, 2006                                210,000        214,725        325,000        332,313        300,000        306,750
Georgia-Pacific Corp.
bonds 7 3/4s, 2029                               265,000        209,350        491,000        387,890        695,000        549,050
Georgia-Pacific Corp.
debs. 9 1/2s, 2011                                 8,000          7,920             --             --             --             --
Georgia-Pacific Corp.
notes 8 1/8s, 2011                                60,000         56,400        570,000        535,800        630,000        592,200
Hercules, Inc. company
guaranty 11 1/8s, 2007                           350,000        395,500        570,000        644,100        490,000        553,700
Huntsman ICI Chemicals,
Inc. company guaranty
10 1/8s, 2009                                    560,000        532,000        855,000        812,250        575,000        546,250
IMC Global, Inc. company
guaranty Ser. B, 10
7/8s, 2008                                       210,000        228,900        320,000        348,800        295,000        321,550
International Paper Co.
notes 6 3/4s, 2011                                    --             --      1,180,000      1,322,894        855,000        958,538
ISP Chemco, Inc. company
guaranty Ser. B, 10
1/4s, 2011                                       420,000        447,825        639,000        681,334        564,000        601,365
Kaiser Aluminum &
Chemical Corp. sr. sub.
notes 12 3/4s, 2003 (In
default) (NON) (DEF)                           1,695,000         67,800             --             --        845,000         33,800
Louisiana-Pacific Corp.
sr. notes 8 7/8s, 2010                                --             --        362,000        403,075        372,000        414,210
Louisiana-Pacific Corp.
sr. sub. notes 10 7/8s,
2008                                             331,000        364,100        452,000        497,200        448,000        492,800
Lyondell Chemical Co.
notes Ser. A, 9 5/8s,
2007                                                  --             --        983,000        983,000        559,000        559,000
Lyondell Chemical Co.
sec. notes Ser. B, 9
7/8s, 2007                                       925,000        925,000        441,000        441,000        709,000        709,000
MDP Acquisitions PLC
144A sr. notes 9 5/8s,
2012 (Ireland)                                   360,000        379,350        545,000        574,294        490,000        516,338
Millenium America, Inc.
company guaranty 9
1/4s, 2008                                       504,000        544,320        286,000        308,880        579,000        625,320
Millenium America, Inc.
company guaranty 7s,
2006                                                  --             --        914,000        902,575        505,000        498,688
Monsanto Co. sr. notes 7
3/8s, 2012                                            --             --        410,000        451,036        270,000        297,024
Norampac, Inc. sr. notes
9 1/2s, 2008 (Canada)                                 --             --        130,000        136,500        120,000        126,000
Norske Skog Canada, Ltd.
company guaranty 8
5/8s, 2011 (Canada)                              170,000        173,400        261,000        266,220        230,000        234,600
Noveon International
company guaranty Ser.
B, 11s, 2011                                     250,000        273,750             --             --        120,000        131,400
OM Group, Inc. company
guaranty 9 1/4s, 2011                            530,000        424,000             --             --        390,000        312,000
P&L Coal Holdings Corp.
company guaranty Ser.
B, 9 5/8s, 2008                                  120,000        126,150        115,000        120,894        123,000        129,304
PCI Chemicals Canada
sec. sr. notes 10s,
2008 (Canada)                                     73,818         56,840             --             --         19,672         15,147
Pioneer Cos., Inc. sec.
FRN 4.79s, 2006                                   24,606         18,208             --             --          6,557          4,852
Potlatch Corp. company
guaranty 10s, 2011                               420,000        454,650        295,000        319,338        295,000        319,338
Riverwood International
Corp. company guaranty
10 7/8s, 2008                                    435,000        450,225        665,000        688,275        535,000        553,725
Royster-Clark, Inc. 1st
mtge. 10 1/4s, 2009                              495,000        386,100             --             --        450,000        351,000
Smurfit Capital Funding
PLC notes 6 3/4s, 2005
(Ireland)                                        270,000        275,400        212,000        216,240        425,000        433,500
Solutia, Inc. company
guaranty 11 1/4s, 2009                           190,000        146,300        150,000        115,500        290,000        223,300
Steel Dynamics, Inc.
company guaranty 9
1/2s, 2009                                       210,000        215,250        320,000        328,000        300,000        307,500
Sterling Chemicals, Inc.
sec. notes 10s, 2007 (PIK)                        95,872         81,012             --             --         63,915         54,008
Stone Container Corp.
sr. notes 9 3/4s, 2011                           740,000        825,100      1,130,000      1,259,950      1,015,000      1,131,725
Tembec Industries, Inc.
company guaranty 8
5/8s, 2009 (Canada)                              220,000        225,225        340,000        348,075        315,000        322,481
Tembec Industries, Inc.
sr. notes 8 5/8s, 2009
(Canada)                                         185,000        187,775        285,000        289,275        270,000        274,050
Texas Petrochemical
Corp. sr. sub. notes
Ser. B, 11 1/8s, 2006                            140,000         81,200             --             --         70,000         40,600
Ucar Finance, Inc.
company guaranty 10
1/4s, 2012                                       170,000        151,300        255,000        226,950        240,000        213,600
WCI Steel, Inc. sr.
notes Ser. B, 10s, 2004                          700,000        210,000             --             --        350,000        105,000
Weyerhaeuser Co. notes 6
3/4s, 2012                                            --             --        530,000        581,039        380,000        416,594
Wheeling-Pittsburgh
Steel Corp. sr. notes 9
1/4s, 2007 (In default)
(NON)                                                 --             --             --             --        250,000          1,250
WHX Corp. sr. notes 10
1/2s, 2005                                       320,000        249,600             --             --        130,000        101,400
                                                          -------------                 -------------                 -------------
                                                             11,733,058                    21,728,420                    20,110,933

Capital Goods                                                      0.7%                          0.8%                          1.7%
-----------------------------------------------------------------------------------------------------------------------------------
AEP Industries, Inc. sr.
sub. notes 9 7/8s, 2007                          180,000        162,900        220,000        199,100        250,000        226,250
AGCO Corp. company
guaranty 9 1/2s, 2008                            222,000        240,315        295,000        319,338        283,000        306,348
Allied Waste North
America, Inc. company
guaranty Ser. B, 8
7/8s, 2008                                       105,000        110,644             --             --         75,000         79,031
Allied Waste North
America, Inc. company
guaranty Ser. B, 8
1/2s, 2008                                     1,295,000      1,354,894        705,000        737,606        205,000        214,481
Allied Waste North
America, Inc. company
guaranty Ser. B, 7
5/8s, 2006                                            --             --        466,000        472,407        325,000        329,469
Applied Extrusion
Technologies, Inc.
company guaranty Ser.
B, 10 3/4s, 2011                                 360,000        246,600             --             --        180,000        123,300
Argo-Tech Corp. company
guaranty 8 5/8s, 2007                            215,000        177,375        148,000        122,100        161,000        132,825
Argo-Tech Corp. company
guaranty Ser. D, 8
5/8s, 2007                                       100,000         82,500             --             --        230,000        189,750
Ball Corp. company
guaranty 8 1/4s, 2008                                 --             --        285,000        298,538        285,000        298,538
BE Aerospace, Inc. sr.
sub. notes 9 1/2s, 2008                          145,000         95,700             --             --        210,000        138,600
BE Aerospace, Inc. sr.
sub. notes Ser. B, 8s,
2008                                             285,000        183,825        610,000        393,450        250,000        161,250
Blount, Inc. company
guaranty 13s, 2009                               470,000        329,000        615,000        430,500        565,000        395,500
Boeing Co. (The) bonds 6
1/8s, 2033                                            --             --        260,000        245,086        185,000        174,388
Briggs & Stratton
company guaranty 8
7/8s, 2011                                        20,000         21,600         30,000         32,400         25,000         27,000
Browning-Ferris
Industries, Inc. debs.
7.4s, 2035                                            --             --      1,218,000      1,041,390      1,605,000      1,372,275
Buhrmann US, Inc.
company guaranty 12
1/4s, 2009                                       400,000        372,000             --             --        200,000        186,000
Case Corp. notes 7 1/4s,
2016                                             410,000        325,950        790,000        628,050        860,000        683,700
Caterpillar Financial
Services Corp. notes 6
7/8s, 2004                                            --             --        360,000        384,587        235,000        251,050
Crown Holdings SA 144A
sec. notes 9 1/2s, 2011
(France)                                         420,000        419,475        655,000        654,181        585,000        584,269
Decrane Aircraft
Holdings Co. company
guaranty Ser. B, 12s,
2008                                                  --             --             --             --        150,000         76,500
Earle M. Jorgensen Co.
sec. notes 9 3/4s, 2012                          170,000        175,100        170,000        175,100        120,000        123,600
Emerson Electric Co.
notes 4 5/8s, 2012                                    --             --        290,000        292,534        185,000        186,617
FIMEP SA 144A sr. notes
10 1/2s, 2013 (France)                           285,000        302,100        435,000        461,100        405,000        429,300
Flowserve Corp. company
guaranty 12 1/4s, 2010                           232,000        257,520        260,000        288,600        235,000        260,850
Hexcel Corp. sr. sub.
notes 9 3/4s, 2009                               390,000        351,000        205,000        184,500        235,000        211,500
Insilco Holding Co. sr.
disc. notes
stepped-coupon zero %
(14s, 8/15/03), 2008
(In default) (NON) (STP)                         320,000          6,400             --             --        150,000          3,000
John Deere Capital Corp.
notes 3.9s, 2008                                      --             --        485,000        493,931        320,000        325,892
John Deere Capital Corp.
sr. notes Ser. D, 3
1/8s, 2005                                            --             --        330,000        335,990        215,000        218,903
L-3 Communications Corp.
company guaranty 7
5/8s, 2012                                       290,000        307,400        553,000        586,180        496,000        525,760
L-3 Communications Corp.
company guaranty Ser.
B, 8s, 2008                                       75,000         78,656             --             --             --             --
Litton Industries, Inc.
sr. notes 8s, 2009                                    --             --        390,000        465,803        250,000        298,592
Lockheed Martin Corp.
bonds 8 1/2s, 2029                                    --             --        895,000      1,171,721        635,000        831,332
Manitowoc Co., Inc.
(The) company guaranty
10 1/2s, 2012                                    200,000        208,000        305,000        317,200        290,000        301,600
Moog, Inc. sr. sub.
notes Ser. B, 10s, 2006                          195,000        195,975        160,000        160,800        155,000        155,775
Motors and Gears, Inc.
sr. notes Ser. D, 10
3/4s, 2006                                       435,000        380,625             --             --        305,000        266,875
Northrop Grumman Corp.
company guaranty 7
1/8s, 2011                                            --             --        705,000        815,199        580,000        670,660
Owens-Brockway Glass
company guaranty 8
7/8s, 2009                                            --             --      1,193,000      1,216,860      1,148,000      1,170,960
Owens-Brockway Glass
144A sec. sr. notes 8
3/4s, 2012                                       850,000        862,750        110,000        111,650             --             --
Parker-Hannifin Corp.
notes 4 7/8s, 2013                                    --             --        175,000        176,728        125,000        126,235
Pliant Corp. company
guaranty 13s, 2010                                    --             --             --             --        160,000        145,600
Raytheon Co. bonds 5
3/8s, 2013                                            --             --         25,000         24,994         45,000         44,989
Raytheon Co. notes 6
3/4s, 2007                                            --             --        495,000        547,031        330,000        364,688
Roller Bearing Company
of America company
guaranty Ser. B, 9
5/8s, 2007                                       370,000        310,800             --             --        230,000        193,200
Sequa Corp. sr. notes
9s, 2009                                         480,000        475,200        657,000        650,430        654,000        647,460
Sequa Corp. sr. notes
Ser. B, 8 7/8s, 2008                                  --             --             --             --         10,000          9,825
Tekni-Plex, Inc. company
guaranty Ser. B, 12
3/4s, 2010                                       335,000        301,500        305,000        274,500        350,000        315,000
Terex Corp. company
guaranty 8 7/8s, 2008                            130,000        127,725             --             --         60,000         58,950
Terex Corp. company
guaranty Ser. B, 10
3/8s, 2011                                       120,000        123,600             --             --         60,000         61,800
Terex Corp. company
guaranty Ser. D, 8
7/8s, 2008                                        75,000         74,250        450,000        445,500        320,000        316,800
Timken Co. notes 5 3/4s,
2010                                                  --             --        195,000        198,631        140,000        142,607
Trimas Corp. 144A
company guaranty 9
7/8s, 2012                                       165,000        166,650        250,000        252,500        235,000        237,350
Waste Management, Inc.
sr. notes 7 3/8s, 2010                           355,000        400,856      1,105,000      1,247,734        850,000        959,795
                                                          -------------                 -------------                 -------------
                                                              9,228,885                    16,853,949                    15,556,039

Communication Services                                             0.7%                          1.5%                          2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Airgate PCS, Inc. sr.
sub. notes
stepped-coupon zero %
(13 1/2s, 10/1/04),
2009 (STP)                                       860,000        154,800             --             --        520,000         93,600
Alamosa Delaware, Inc.
company guaranty 13
5/8s, 2011                                       185,000         92,500        210,000        105,000        220,000        110,000
Alamosa Delaware, Inc.
company guaranty 12
1/2s, 2011                                        80,000         37,600             --             --         40,000         18,800
Alamosa PCS Holdings,
Inc. company guaranty
stepped-coupon zero %
(12 7/8s, 2/15/05),
2010 (STP)                                       230,000         71,300             --             --        120,000         37,200
Allegiance Telecom, Inc.
sr. notes 12 7/8s, 2008                          220,000         49,500             --             --        110,000         24,750
American Cellular Corp.
company guaranty 9
1/2s, 2009                                       600,000        147,000             --             --        400,000         98,000
American Tower Corp. sr.
notes 9 3/8s, 2009                               645,000        580,500        560,000        504,000        680,000        612,000
Ameritech Capital
Funding company
guaranty 6 1/4s, 2009                                 --             --        450,000        497,583        295,000        326,193
Asia Global Crossing,
Ltd. sr. notes 13 3/8s,
2010 (Bermuda) (In
default) (NON)                                   190,000         22,800             --             --        100,000         12,000
AT&T Corp. notes 6s,
2009                                                  --             --        176,000        176,778        112,000        112,495
AT&T Corp. sr. notes FRN
8 1/2s, 2031                                          --             --        355,000        381,610        235,000        252,615
AT&T Corp. sr. notes FRN
7.8s, 2011                                            --             --        495,000        532,736        325,000        349,776
AT&T Wireless Services,
Inc. sr. notes 8 3/4s,
2031                                                  --             --        185,000        212,151        135,000        154,813
AT&T Wireless Services,
Inc. sr. notes 7 7/8s,
2011                                                  --             --        485,000        542,449        315,000        352,312
Bell Atlantic Financial
Services notes Ser. A,
7.6s, 2007                                            --             --        860,000        981,367        750,000        855,843
Bellsouth Capital
Funding notes 7 3/4s,
2010                                                  --             --        270,000        324,804        190,000        228,566
British
Telecommunications PLC
bonds 8 7/8s, 2030
(United Kingdom)                                      --             --      1,355,000      1,738,667        985,000      1,263,902
British
Telecommunications PLC
notes 8 3/8s, 2010
(United Kingdom)                                      --             --             --             --         60,000         72,501
Cingular Wireless, LLC
sr. notes 5 5/8s, 2006                                --             --      1,240,000      1,325,467        900,000        962,032
Citizens Communications
Co. notes 9 1/4s, 2011                                --             --        445,000        558,918        290,000        364,239
Citizens Communications
Co. sr. notes 7 5/8s,
2008                                                  --             --        495,000        575,901        315,000        366,483
Crown Castle
International Corp. sr.
notes 10 3/4s, 2011                              330,000        318,450             --             --        160,000        154,400
Crown Castle
International Corp. sr.
notes 9 3/8s, 2011                                70,000         64,050        500,000        457,500        340,000        311,100
Deutsche Telekom
International Finance
BV bonds 8s, 2010
(Netherlands)                                         --             --        530,000        621,934        320,000        375,508
Deutsche Telekom
International Finance
BV company guaranty 8
3/4s, 2030
(Netherlands)                                         --             --        805,000        955,841        585,000        694,617
Deutsche Telekom
International Finance
BV company guaranty 8
1/4s, 2005
(Netherlands)                                         --             --        630,000        690,902        530,000        581,235
Dobson Communications
Corp. sr. notes 10
7/8s, 2010                                        76,000         75,620        345,000        343,275             --             --
Dobson/Sygnet
Communications, Inc.
sr. notes 12 1/4s, 2008                          300,000        285,000             --             --        540,000        513,000
Firstworld Communication
Corp. sr. disc. notes
stepped-coupon zero %
(13s, 4/15/03), 2008
(In default) (NON) (STP)                         520,000             52             --             --        359,640             36
France Telecom notes
10s, 2031 (France)                                    --             --        520,000        677,228        375,000        488,385
France Telecom notes 7
3/4s, 2011 (France)                                   --             --        880,000      1,057,786        630,000        757,279
Globix Corp. company
guaranty 11s, 2008 (PIK)                          79,671         56,566             --             --         41,311         29,331
Horizon PCS, Inc.
company guaranty 13
3/4s, 2011                                       170,000         20,400             --             --        180,000         21,600
iPCS, Inc. sr. disc.
notes stepped-coupon
zero % (14s, 7/15/05),
2010 (In default) (NON) (STP)                    500,000         25,000             --             --        260,000         13,000
IWO Holdings, Inc.
company guaranty 14s,
2011                                             259,000         46,620             --             --        126,000         22,680
Koninklijke (Royal) KPN
NV sr. unsub. notes 8
3/8s, 2030
(Netherlands)                                         --             --        290,000        357,585        190,000        234,280
Koninklijke (Royal) KPN
NV sr. unsub. notes 8s,
2010 (Netherlands)                                    --             --         95,000        111,962         65,000         76,606
Leap Wireless
International, Inc.
company guaranty 12
1/2s, 2010                                       335,000         46,900             --             --        180,000         25,200
Metrocall, Inc. sr. sub.
notes 9 3/4s, 2007 (In
default) (NON)                                    70,000          1,400             --             --         30,000            600
Metromedia Fiber
Network, Inc. sr. notes
10s, 2009 (In default)
(NON)                                             90,000          2,700             --             --         20,000            600
Metromedia Fiber
Network, Inc. sr. notes
Ser. B, 10s, 2008 (In
default) (NON)                                   820,000         24,600             --             --        440,000         13,200
Microcell
Telecommunications sr.
disc. notes Ser. B,
14s, 2006 (Canada) (In
default) (NON)                                   520,000         29,900             --             --        260,000         14,950
Millicom International
Cellular SA sr. disc.
notes 13 1/2s, 2006
(Luxembourg)                                     190,000        131,100        230,000        158,700        209,000        144,210
New England Telephone &
Telegraph Co. debs. 7
7/8s, 2029                                            --             --      1,080,000      1,317,058        770,000        939,013
Nextel Communications,
Inc. sr. notes 12s,
2008                                             110,000        118,250        435,000        467,625        570,000        612,750
Nextel Communications,
Inc. sr. notes 9 1/2s,
2011                                             400,000        422,000      1,055,000      1,113,025        485,000        511,675
Nextel Communications,
Inc. sr. notes 9 3/8s,
2009                                              65,000         68,250        815,000        855,750        425,000        446,250
Nextel Partners, Inc.
sr. disc. notes
stepped-coupon zero %
(14s, 2/1/04), 2009 (STP)                        250,000        230,000        795,000        731,400        595,000        547,400
Nextel Partners, Inc.
sr. notes 12 1/2s, 2009                          240,000        246,000             --             --        120,000        123,000
Orbital Imaging Corp.
sr. notes Ser. B, 11
5/8s, 2005 (In default)
(NON)                                            415,000         91,300             --             --        100,000         22,000
PanAmSat Corp. company
guaranty 8 1/2s, 2012                            180,000        185,400        270,000        278,100        220,000        226,600
Qwest Corp. 144A notes 8
7/8s, 2012                                     1,235,000      1,312,188      1,165,000      1,237,813      1,365,000      1,450,313
Qwest Services Corp.
144A notes 13 1/2s,
2010                                             250,000        263,750      1,130,000      1,192,150        775,000        817,625
Rhythms NetConnections,
Inc. sr. notes Ser. B,
14s, 2010 (In default)
(NON)                                                 --             --             --             --        149,835          2,997
Rogers Cantel, Ltd. sr.
sub. notes 8.8s, 2007
(Canada)                                         355,000        353,225        535,000        532,325        470,000        467,650
Rural Cellular Corp. sr.
sub. notes Ser. B, 9
5/8s, 2008                                       505,000        364,863             --             --        370,000        267,325
Sprint Capital Corp.
company guaranty 7.9s,
2005                                                  --             --        130,000        136,500        115,000        120,750
Sprint Capital Corp.
company guaranty 6
7/8s, 2028                                            --             --        700,000        612,500        470,000        411,250
Sprint Capital Corp.
company guaranty 6
1/8s, 2008                                            --             --        300,000        297,000        195,000        193,050
Telus Corp. notes 8s,
2011 (Canada)                                  1,240,000      1,314,400      1,905,000      2,019,300      1,695,000      1,796,700
Telus Corp. notes 7
1/2s, 2007 (Canada)                                   --             --        195,000        205,725        130,000        137,150
Time Warner Telecom,
Inc. sr. notes 9 3/4s,
2008                                             455,000        359,450        285,000        225,150        405,000        319,950
Triton PCS, Inc. company
guaranty 9 3/8s, 2011                            295,000        252,225        470,000        401,850        280,000        239,400
Triton PCS, Inc. company
guaranty zero %, 2008                            110,000        100,650             --             --         50,000         45,750
TSI Telecommunication
Services, Inc. company
guaranty Ser. B, 12
3/4s, 2009                                       190,000        175,275             --             --        120,000        110,700
UbiquiTel Operating Co.
144A company guaranty
stepped-coupon zero %
(14s, 4/15/05), 2010 (STP)                       213,000         53,250             --             --        137,000         34,250
US UnWired, Inc. company
guaranty stepped-coupon
Ser. B, zero % (13
3/8s, 11/1/04), 2009 (STP)                       700,000        115,500             --             --        350,000         57,750
Verizon Global Funding
Corp. notes 7 3/4s,
2030                                                  --             --        440,000        529,090        315,000        378,780
Verizon Global Funding
Corp. notes 7 1/4s,
2010                                                  --             --      1,155,000      1,342,309        460,000        534,599
Verizon Wireless, Inc.
notes 5 3/8s, 2006                                    --             --        130,000        138,501         90,000         95,885
Vodafone Group PLC bonds
6 1/4s, 2032 (United
Kingdom)                                              --             --        160,000        163,595        100,000        102,247
Vodafone Group PLC notes
7 3/4s, 2010 (United
Kingdom)                                              --             --      1,135,000      1,357,923        740,000        885,342
Vodafone Group PLC notes
7 5/8s, 2005 (United
Kingdom)                                              --             --        295,000        324,861        195,000        214,738
Voicestream Wireless
Corp./Voicestream
Wireless Capital Corp.
sr. disc. notes
stepped-coupon zero %
(11 7/8s, 11/15/04),
2009 (STP)                                            --             --        180,000        171,000        110,000        104,500
                                                          -------------                 -------------                 -------------
                                                              8,310,334                    29,540,694                    23,357,326

Conglomerates                                                      0.1%                          0.2%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Textron Financial Corp.
notes 6s, 2009                                        --             --        630,000        669,560        415,000        441,060
Tyco International Group
SA company guaranty 6
3/4s, 2011 (Luxembourg)                               --             --        435,000        415,425         35,000         33,425
Tyco International Group
SA company guaranty 6
3/8s, 2005 (Luxembourg)                               --             --        390,000        386,100             --             --
Tyco International Group
SA notes 6 3/8s, 2011
(Luxembourg)                                   1,265,000      1,182,775      1,845,000      1,725,075      2,105,000      1,968,175
                                                          -------------                 -------------                 -------------
                                                              1,182,775                     3,196,160                     2,442,660

Consumer Cyclicals                                                 1.9%                          2.3%                          4.4%
-----------------------------------------------------------------------------------------------------------------------------------
Affinity Group Holdings
sr. notes 11s, 2007                              200,000        201,500        125,000        125,938        244,000        245,830
Amazon.com, Inc. sr.
sub. notes
stepped-coupon zero %
(10s, 5/1/03), 2008 (STP)                        470,000        482,338        180,000        184,725        270,000        277,088
American Axle &
Manufacturing, Inc.
company guaranty 9
3/4s, 2009                                       224,000        240,800        376,000        404,200        556,000        597,700
American Standard Cos.,
Inc. company guaranty 7
5/8s, 2010                                       145,000        158,050        560,000        610,400        490,000        534,100
Ameristar Casinos, Inc.
company guaranty 10
3/4s, 2009                                       140,000        151,900        175,000        189,875        170,000        184,450
Argosy Gaming Co.
company guaranty 10
3/4s, 2009                                       275,000        298,375        350,000        379,750        340,000        368,900
Argosy Gaming Co. sr.
sub. notes 9s, 2011                               20,000         21,200             --             --             --             --
Asbury Automotive Group,
Inc. company guaranty
9s, 2012                                         210,000        179,025             --             --        150,000        127,875
Atrium Cos., Inc.
company guaranty Ser.
B, 10 1/2s, 2009                                 180,000        186,750             --             --         50,000         51,875
Autonation, Inc. company
guaranty 9s, 2008                                280,000        295,400        450,000        474,750        400,000        422,000
AutoZone, Inc. notes 5
7/8s, 2012                                            --             --        290,000        301,446        185,000        192,302
Beazer Homes USA, Inc.
company guaranty 8
5/8s, 2011                                       430,000        449,350        298,000        311,410        511,000        533,995
Boyd Gaming Corp. 144A
sr. sub. notes 7 3/4s,
2012                                             230,000        231,725        350,000        352,625        325,000        327,438
Building Materials Corp.
company guaranty 8s,
2008                                             155,000        124,000             --             --        110,000         88,000
CanWest Media, Inc. sr.
sub. notes 10 5/8s,
2011 (Canada)                                    250,000        275,625        135,000        148,838        210,000        231,525
Cendant Corp. sr. notes
7 3/8s, 2013                                          --             --        425,000        444,010        305,000        318,642
Coinmach Corp. sr. notes
9s, 2010                                         270,000        284,850        390,000        411,450        380,000        400,900
Collins & Aikman
Products, Inc. company
guaranty 11 1/2s, 2006                           230,000        198,375             --             --        240,000        207,000
Collins & Aikman
Products, Inc. company
guaranty 10 3/4s, 2011                           150,000        145,500        555,000        538,350        280,000        271,600
D.R. Horton, Inc.
company guaranty 10s,
2006                                                  --             --        500,000        501,875             --             --
D.R. Horton, Inc.
company guaranty 8s,
2009                                             597,000        625,358        100,000        104,750        420,000        439,950
DaimlerChrysler NA
Holding Corp. company
guaranty 8 1/2s, 2031                                 --             --        500,000        589,832        315,000        371,594
DaimlerChrysler NA
Holding Corp. company
guaranty 7.3s, 2012                                   --             --        945,000      1,050,231        740,000        822,403
DaimlerChrysler NA
Holding Corp. company
guaranty Ser. D, 3.4s,
2004                                                  --             --        360,000        365,531        235,000        238,610
Dana Corp. notes 9s,
2011                                             285,000        279,300        555,000        543,900        495,000        485,100
Dana Corp. notes 7s,
2029                                              70,000         53,550             --             --             --             --
Dayton Superior Corp.
company guaranty 13s,
2009                                             475,000        394,250             --             --        240,000        199,200
Del Webb Corp. sr. sub.
debs. 9 3/8s, 2009                               150,000        157,500        535,000        561,750        495,000        519,750
Delco Remy
International, Inc.
company guaranty 11s,
2009                                             250,000        132,500             --             --        120,000         63,600
Delco Remy
International, Inc.
company guaranty 10
5/8s, 2006                                        20,000         10,200             --             --         20,000         10,200
Deluxe Corp. notes 5s,
2012                                                  --             --        140,000        144,100         90,000         92,636
Dillards, Inc. notes
6.43s, 2004                                           --             --        185,000        185,925        190,000        190,950
Dura Operating Corp.
company guaranty Ser.
D, 9s, 2009                                      450,000        364,500        695,000        562,950        650,000        526,500
Federal Mogul Corp.
notes 7 3/4s, 2006 (In
default) (NON)                                   290,000         37,700             --             --        170,000         22,100
Federal Mogul Corp.
notes 7 3/8s, 2006 (In
default) (NON)                                    90,000         11,700             --             --             --             --
Federated Department
Stores sr. notes 8
1/2s, 2010                                            --             --        275,000        330,228        175,000        210,145
FelCor Lodging LP
company guaranty 9
1/2s, 2008 (R)                                   295,000        269,925        440,000        402,600        410,000        375,150
Ford Motor Co. notes
7.45s, 2031                                           --             --        580,000        443,924        410,000        313,809
Ford Motor Credit Corp.
notes 7 7/8s, 2010                                    --             --        495,000        473,287        320,000        305,964
Ford Motor Credit Corp.
notes 7 3/8s, 2009                                    --             --        805,000        761,086        580,000        548,360
Ford Motor Credit Corp.
notes 6 1/2s, 2007                                    --             --      1,670,000      1,615,940      1,215,000      1,175,669
Galey & Lord, Inc.
company guaranty 9
1/8s, 2008 (In default)
(NON)                                            370,000          6,475             --             --        180,000          3,150
Gap, Inc. (The) notes
6.9s, 2007                                       273,000        281,873        759,000        783,668        982,000      1,013,915
Garden State Newspapers,
Inc. sr. sub. notes 8
5/8s, 2011                                        50,000         51,313             --             --         90,000         92,363
Garden State Newspapers,
Inc. sr. sub. notes
Ser. B, 8 3/4s, 2009                             115,000        116,725        230,000        233,450        145,000        147,175
General Motors
Acceptance Corp. bonds
8s, 2031                                              --             --        330,000        321,309        225,000        219,075
General Motors
Acceptance Corp. notes
6 1/8s, 2006                                          --             --      1,735,000      1,776,224      1,155,000      1,182,443
Goodyear Tire & Rubber
Co. (The) notes 7.857s,
2011                                             310,000        227,850        797,000        585,795      1,045,000        768,075
Herbst Gaming, Inc. sec.
notes Ser. B, 10 3/4s,
2008                                             185,000        197,950             --             --        110,000        117,700
Herbst Gaming, Inc. 144A
sec. sr. notes 10 3/4s,
2008                                              95,000        101,650        425,000        454,750        290,000        310,300
Hilton Hotels Corp.
notes 8 1/4s, 2011                                    --             --        645,000        665,963        575,000        593,688
Hilton Hotels Corp.
notes 7 5/8s, 2012                               520,000        522,600        655,000        658,275        550,000        552,750
HMH Properties, Inc.
company guaranty Ser.
B, 7 7/8s, 2008                                1,215,000      1,142,100      1,940,000      1,823,600      1,685,000      1,583,900
Hollinger Participation
Trust 144A sr. notes 12
1/8s, 2010 (Canada) (PIK)                        296,316        299,279        415,000        419,150        142,230        143,652
Hollywood Casino Corp.
company guaranty 11
1/4s, 2007                                       350,000        376,250        175,000        188,125        280,000        301,000
Hollywood Park, Inc.
company guaranty Ser.
B, 9 1/4s, 2007                                  280,000        242,900        270,000        234,225        260,000        225,550
Horseshoe Gaming
Holdings company
guaranty 8 5/8s, 2009                            320,000        337,600        415,000        437,825        450,000        474,750
Interact Operating Co.
notes 14s, 2003 (In
default) (NON) (PIK)                             280,509             28             --             --         63,112              6
International Game
Technology sr. notes 8
3/8s, 2009                                            --             --        515,000        614,319        365,000        435,391
ITT Corp. notes 6 3/4s,
2005                                             195,000        197,925        750,000        761,250        310,000        314,650
J. Crew Operating Corp.
144A sr. sub. notes 10
3/8s, 2007                                       280,000        238,700             --             --        135,000        115,088
JC Penney Co., Inc.
debs. 7.4s, 2037                                      --             --        125,000        127,500        275,000        280,500
JC Penney Co., Inc.
notes 9s, 2012                                   440,000        464,200             --             --        320,000        337,600
JC Penney Co., Inc.
notes 8s, 2010                                    80,000         82,800        720,000        745,200        160,000        165,600
John Q. Hammons Hotels
LP/John Q. Hammons
Hotels Finance Corp.
III 1st mtge. Ser. B, 8
7/8s, 2012                                       410,000        402,825        615,000        604,238        580,000        569,850
K. Hovnanian
Enterprises, Inc.
company guaranty 10
1/2s, 2007                                        80,000         88,400             --             --         50,000         55,250
K. Hovnanian
Enterprises, Inc.
company guaranty 9
1/8s, 2009                                       130,000        138,450        325,000        346,125        100,000        106,500
KB Home sr. sub. notes 9
1/2s, 2011                                       130,000        140,075        225,000        242,437        195,000        210,112
Key3media Group, Inc.
company guaranty 11
1/4s, 2011 (In default)
(NON)                                            240,000          3,600             --             --        120,000          1,800
Lear Corp. company
guaranty Ser. B, 8.11s,
2009                                                  --             --        108,000        116,910        111,000        120,158
Lear Corp. company
guaranty Ser. B, 7.96s,
2005                                             770,000        806,575        800,000        838,000        615,000        644,213
Lear Corp. sr. notes 8
1/8s, 2008                                       EUR  --             --    EUR 250,000        282,978    EUR 349,000        395,037
Lennar Corp. notes
5.95s, 2013                                          $--             --       $285,000        290,921       $200,000        204,155
Levi Strauss & Co. sr.
notes 11 5/8s, 2008                              600,000        567,000        835,000        789,075        840,000        793,800
Limited, Inc. (The)
notes 6 1/8s, 2012                                    --             --        290,000        301,853        190,000        197,766
Mail-Well I Corp.
company guaranty 9
5/8s, 2012                                       180,000        175,050        265,000        257,713        250,000        243,125
Majestic Investor
Holdings/Capital Corp.
company guaranty
11.653s, 2007                                    265,000        254,400        280,000        268,800        375,000        360,000
Mandalay Resort Group
sr. notes 9 1/2s, 2008                                --             --        655,000        717,225        680,000        744,600
Mandalay Resort Group
sr. sub. notes Ser. B,
10 1/4s, 2007                                    395,000        427,094             --             --             --             --
Masco Corp. notes 6
3/4s, 2006                                            --             --        305,000        334,982        215,000        236,135
MGM Mirage, Inc. company
guaranty 8 3/8s, 2011                            585,000        625,950        946,000      1,012,220        831,000        889,170
Mohegan Tribal Gaming
Authority sr. sub.
notes 8 3/4s, 2009                               425,000        447,313        305,000        321,013        601,000        632,553
Mohegan Tribal Gaming
Authority sr. sub.
notes 8 3/8s, 2011                                    --             --        346,000        361,138             --             --
NBTY, Inc. sr. sub.
notes Ser. B, 8 5/8s,
2007                                              95,000         97,138        130,000        132,925        130,000        132,925
Nortek, Inc. sr. notes
Ser. B, 8 7/8s, 2008                             280,000        289,800        320,000        331,200        235,000        243,225
Nortek, Inc. sr. sub.
notes Ser. B, 9 7/8s,
2011                                              40,000         41,300             --             --         20,000         20,650
Nortek, Inc. 144A sr.
notes Ser. B, 9 1/8s,
2007                                             140,000        144,550             --             --         70,000         72,275
Outsourcing Solutions,
Inc. sr. sub. notes
Ser. B, 11s, 2006 (In
default) (NON)                                   420,000          4,200             --             --        215,000          2,150
Owens Corning notes 7
1/2s, 2005 (In default)
(NON)                                            670,000        160,800      1,020,000        244,800        960,000        230,400
Park Place Entertainment
Corp. sr. sub. notes 9
3/8s, 2007                                            --             --      1,110,000      1,187,700      1,145,000      1,225,150
Park Place Entertainment
Corp. sr. sub. notes 8
7/8s, 2008                                       550,000        584,375        280,000        297,500             --             --
Penn National Gaming,
Inc. company guaranty
Ser. B, 11 1/8s, 2008                            300,000        324,000             --             --        200,000        216,000
Penn National Gaming,
Inc. sr. sub. notes 8
7/8s, 2010                                        50,000         51,000        540,000        550,800        290,000        295,800
PRIMEDIA, Inc. company
guaranty 8 7/8s, 2011                            370,000        372,775        600,000        604,500        300,000        302,250
PRIMEDIA, Inc. company
guaranty 7 5/8s, 2008                                 --             --        425,000        409,063        260,000        250,250
PRIMEDIA, Inc. company
guaranty Ser. B, 8
1/2s, 2006                                       265,000        262,350             --             --        305,000        301,950
Pulte Homes, Inc. notes
6 1/4s, 2013                                          --             --        285,000        294,393        200,000        206,592
Quebecor Media, Inc. sr.
notes 11 1/8s, 2011
(Canada)                                         340,000        368,900        520,000        564,200        485,000        526,225
RH Donnelley Finance
Corp. I 144A sr. notes
8 7/8s, 2010                                     385,000        424,463        585,000        644,963        525,000        578,813
Russell Corp. company
guaranty 9 1/4s, 2010                            170,000        183,600        130,000        140,400        240,000        259,200
Ryland Group, Inc. sr.
notes 9 3/4s, 2010                               115,000        129,088        179,000        200,928        160,000        179,600
Saks, Inc. company
guaranty 8 1/4s, 2008                                 --             --        758,000        771,265        681,000        692,918
Saks, Inc. company
guaranty 7 1/2s, 2010                            525,000        502,688             --             --             --             --
Schuler Homes, Inc.
company guaranty 9
3/8s, 2009                                            --             --        468,000        504,270        469,000        505,347
Sealy Mattress Co. sr.
sub. notes Ser. B, 9
7/8s, 2007                                       341,000        351,230        450,000        463,500        457,000        470,710
Standard Pacific Corp.
sr. notes 8 1/2s, 2007                                --             --        125,000        128,281        140,000        143,675
Starwood Hotels &
Resorts Worldwide, Inc.
144A notes 7 7/8s, 2012                          325,000        325,000        620,000        620,000        565,000        565,000
Starwood Hotels &
Resorts Worldwide, Inc.
144A notes 7 3/8s, 2007                           70,000         69,738        240,000        239,100        455,000        453,294
Station Casinos, Inc.
sr. notes 8 3/8s, 2008                           305,000        325,588        460,000        491,050        420,000        448,350
Toll Corp. company
guaranty 8 1/8s, 2009                            220,000        227,700        540,000        558,900        780,000        807,300
Tommy Hilfiger USA, Inc.
company guaranty 6.85s,
2008                                             140,000        136,150        150,000        145,875        110,000        106,975
Tommy Hilfiger USA, Inc.
company guaranty 6
1/2s, 2003                                       150,000        150,750             --             --         70,000         70,350
Trump Atlantic City
Associates company
guaranty 11 1/4s, 2006                           515,000        401,700        385,000        300,300        385,000        300,300
Trump Casino Holdings,
LLC 144A mtge. 11 5/8s,
2010                                             280,000        268,100        425,000        406,938        405,000        387,788
Trump Castle Funding,
Inc. sr. sub. notes 11
3/4s, 2003                                        30,000         30,113             --             --         25,000         25,094
United Auto Group, Inc.
company guaranty 9
5/8s, 2012                                       230,000        224,250        255,000        248,625        250,000        243,750
United Rentals (North
America), Inc. company
guaranty Ser. B, 10
3/4s, 2008                                       210,000        217,350        240,000        248,400        135,000        139,725
Venetian Casino Resort,
LLC company guaranty
11s, 2010                                        325,000        340,031        495,000        517,894        465,000        486,506
Vertis, Inc. company
guaranty Ser. B, 10
7/8s, 2009                                       225,000        234,000         85,000         88,400        230,000        239,200
Visteon Corp. sr. notes
8 1/4s, 2010                                          --             --        330,000        334,169        240,000        243,032
Von Hoffman Press, Inc.
company guaranty 10
1/4s, 2009                                        60,000         60,450        315,000        317,363        120,000        120,900
Von Hoffman Press, Inc.
company guaranty FRN 10
3/8s, 2007                                        60,000         52,200             --             --         30,000         26,100
Von Hoffman Press, Inc.
debs. 13s, 2009 (PIK)                            157,486        110,240             --             --         37,445         26,212
WCI Communities, Inc.
company guaranty 10
5/8s, 2011                                            --             --        490,000        499,800        510,000        520,200
WCI Communities, Inc.
company guaranty 9
1/8s, 2012                                       230,000        220,800             --             --        160,000        153,600
Westpoint Stevens, Inc.
sr. notes 7 7/8s, 2008                            50,000         15,000             --             --             --             --
William Carter Holdings
Co. (The) company
guaranty Ser. B, 10
7/8s, 2011                                       170,000        188,700        230,000        255,300        220,000        244,200
Williams Scotsman, Inc.
company guaranty 9
7/8s, 2007                                       460,000        447,350        735,000        714,788        655,000        636,988
                                                          -------------                 -------------                 -------------
                                                             23,563,663                    44,889,522                    41,176,424

Consumer Staples                                                   1.5%                          2.3%                          4.1%
-----------------------------------------------------------------------------------------------------------------------------------
Acme Television company
guaranty 10 7/8s, 2004                           850,000        873,375             --             --        420,000        431,550
Adelphia Communications
Corp. sr. notes 10
7/8s, 2010 (In default)
(NON)                                            530,000        214,650      1,140,000        461,700        360,000        145,800
Adelphia Communications
Corp. sr. notes Ser. B,
9 7/8s, 2007 (In
default) (NON)                                   345,000        138,000             --             --        615,000        246,000
Adelphia Communications
Corp. sr. notes Ser. B,
7 3/4s, 2009 (In
default) (NON)                                    70,000         28,000             --             --         30,000         12,000
AMC Entertainment, Inc.
sr. sub. notes 9 1/2s,
2009                                             355,000        354,113        555,000        553,613        233,000        232,418
AOL Time Warner, Inc.
bonds 7 5/8s, 2031                                    --             --      2,165,000      2,297,411      1,425,000      1,512,153
AOL Time Warner, Inc.
notes 6 3/4s, 2011                                    --             --        225,000        238,817        160,000        169,826
AOL Time Warner, Inc.
notes 5 5/8s, 2005                                    --             --        280,000        291,827        165,000        171,969
Archer Daniels Midland
Co. notes 5.935s, 2032                                --             --        900,000        915,182        570,000        579,615
Armkel, LLC/Armkel
Finance sr. sub. notes
9 1/2s, 2009                                     195,000        214,013        285,000        312,788        260,000        285,350
AT&T Broadband Corp.
company guaranty 8
3/8s, 2013                                            --             --      1,770,000      2,097,107      1,127,000      1,335,276
Aurora Foods, Inc. 144A
sr. sub. notes Ser. D,
9 7/8s, 2007                                     470,000        220,900        495,000        232,650        435,000        204,450
British Sky Broadcasting
PLC company guaranty
8.2s, 2009 (United
Kingdom)                                         250,000        280,000             --             --             --             --
British Sky Broadcasting
PLC company guaranty 6
7/8s, 2009 (United
Kingdom)                                         210,000        224,700        704,000        753,280        640,000        684,800
Campbell Soup Co. notes
6 3/4s, 2011                                          --             --        840,000        969,347        535,000        617,382
Chancellor Media Corp.
company guaranty 8s,
2008                                             280,000        316,050        455,000        513,581        385,000        434,569
Charter Communications
Holdings, LLC/Capital
Corp. sr. disc. notes
stepped-coupon zero %
(11 3/4s, 5/15/06),
2011 (STP)                                       870,000        269,700             --             --        440,000        136,400
Charter Communications
Holdings, LLC/Capital
Corp. sr. notes 11
1/8s, 2011                                       290,000        129,050        405,000        180,225        705,000        313,725
Charter Communications
Holdings, LLC/Capital
Corp. sr. notes 10
3/4s, 2009                                       120,000         55,500             --             --         60,000         27,750
Charter Communications
Holdings, LLC/Capital
Corp. sr. notes 8 5/8s,
2009                                             460,000        212,750      1,880,000        869,500      1,000,000        462,500
Cinemark USA, Inc. sr.
sub. notes Ser. B, 8
1/2s, 2008                                       295,000        300,900        315,000        321,300        290,000        295,800
Clear Channel
Communications, Inc.
sr. notes 5 3/4s, 2013                                --             --        480,000        495,497        315,000        325,170
Comcast Corp. company
guaranty 5.85s, 2010                                  --             --        120,000        125,229         85,000         88,704
ConAgra, Inc. notes 7
7/8s, 2010                                            --             --        480,000        579,683        315,000        380,417
ConAgra, Inc. notes 6s,
2006                                                  --             --        430,000        469,951        275,000        300,550
Constellation Brands,
Inc. company guaranty
Ser. B, 8s, 2008                                 170,000        179,775             --             --        240,000        253,800
Constellation Brands,
Inc. sr. sub. notes
Ser. B, 8 1/8s, 2012                                  --             --        270,000        282,150             --             --
Cox Communications, Inc.
notes 7 3/4s, 2010                                    --             --        490,000        572,796        305,000        356,536
Cox Communications, Inc.
notes 7 1/8s, 2012                                    --             --        155,000        178,756        190,000        219,121
Cox Enterprises, Inc.
144A notes 8s, 2007                                   --             --        215,000        241,669        115,000        129,265
CSC Holdings, Inc. debs.
7 5/8s, 2018                                     185,000        178,988        690,000        667,575        425,000        411,188
CSC Holdings, Inc. sr.
notes Ser. B, 7 5/8s,
2011                                             615,000        616,538        580,000        581,450        725,000        726,813
CVS Corp. 144A
pass-through
certificates 6.117s,
2013                                                  --             --        184,030        197,218        119,371        127,925
Dean Foods Co. sr. notes
8.15s, 2007                                      175,000        187,250        270,000        288,900        236,000        252,520
Del Monte Corp. company
guaranty Ser. B, 9
1/4s, 2011                                       295,000        312,700        490,000        519,400        430,000        455,800
Delhaize America, Inc.
company guaranty 8
1/8s, 2011                                       340,000        345,100        500,000        507,500        480,000        487,200
Diageo PLC company
guaranty 8s, 2022
(United Kingdom)                                      --             --        890,000      1,112,891        560,000        700,246
DirecTV Holdings, LLC
144A sr. notes 8 3/8s,
2013                                             705,000        777,263      1,065,000      1,174,163      1,005,000      1,108,013
Diva Systems Corp. sr.
disc. notes Ser. B,
zero %, 2008 (In
default) (NON)                                 1,829,000         50,298             --             --      1,123,000         30,883
Doane Pet Care Co. sr.
sub. debs. 9 3/4s, 2007                          300,000        270,000        455,000        409,500        430,000        387,000
Dole Food Co. sr. notes
7 1/4s, 2009                                     129,000        134,160        258,000        268,320        360,000        374,400
Domino's, Inc. company
guaranty Ser. B, 10
3/8s, 2009                                       230,000        246,675             --             --        140,000        150,150
Eagle Family Foods
company guaranty Ser.
B, 8 3/4s, 2008                                   80,000         53,600             --             --         40,000         26,800
Echostar DBS Corp. sr.
notes 10 3/8s, 2007                              430,000        473,000        895,000        984,500      1,250,000      1,375,000
Echostar DBS Corp. sr.
notes 9 1/8s, 2009                               750,000        817,500        920,000      1,002,800        280,000        305,200
Elizabeth Arden, Inc.
sec. notes Ser. B, 11
3/4s, 2011                                        90,000         96,750         85,000         91,375        140,000        150,500
Emmis Communications
Corp. company guaranty
Ser. B, 8 1/8s, 2009                              90,000         93,825             --             --         50,000         52,125
Emmis Communications
Corp. sr. disc. notes
stepped-coupon zero %
(12 1/2s, 3/15/06),
2011 (STP)                                        44,000         37,620        135,000        115,425        100,000         85,500
Fred Meyer Inc. Holding
Co. company guaranty
7.45s, 2008                                           --             --        985,000      1,122,402        655,000        746,369
French Fragrances, Inc.
company guaranty Ser.
D, 10 3/8s, 2007                                  35,000         34,300         95,000         93,100         20,000         19,600
General Mills, Inc.
notes 6s, 2012                                        --             --        270,000        296,221        170,000        186,510
General Mills, Inc.
notes 5 1/8s, 2007                                    --             --        250,000        267,468        170,000        181,878
Granite Broadcasting
Corp. sr. sub. notes 9
3/8s, 2005                                       230,000        221,375        285,000        274,313        140,000        134,750
Granite Broadcasting
Corp. sr. sub. notes 8
7/8s, 2008                                            --             --             --             --        150,000        129,750
Hormel Foods Corp. notes
6 5/8s, 2011                                          --             --        480,000        548,286        310,000        354,101
Icon Health & Fitness
company guaranty 11
1/4s, 2012                                       295,000        303,850        440,000        453,200        420,000        432,600
Insight Communications
Co., Inc. sr. disc.
notes stepped-coupon
zero % (12 1/4s,
2/15/06), 2011 (STP)                             390,000        276,900        600,000        426,000         30,000         21,300
Johnson (SC) & Son, Inc.
144A bonds 5 3/4s, 2033                               --             --        365,000        356,319        260,000        253,816
Jones Intercable, Inc.
sr. notes 8 7/8s, 2007                                --             --        330,000        350,756        340,000        361,385
Jostens, Inc. sr. sub.
notes 12 3/4s, 2010                              330,000        377,025        335,000        382,738        330,000        377,025
Knology, Inc. 144A sr.
notes 12s, 2009 (PIK)                             26,000         18,980             --             --         11,000          8,030
Kraft Foods, Inc. notes
5 5/8s, 2011                                          --             --      1,380,000      1,385,051        880,000        883,221
Kraft Foods, Inc. notes
4 5/8s, 2006                                          --             --        335,000        343,647        240,000        246,195
Kroger Co. company
guaranty 6.8s, 2011                                   --             --        700,000        774,909        440,000        487,086
Land O'Lakes, Inc. sr.
notes 8 3/4s, 2011                               150,000         90,000        230,000        138,000        220,000        132,000
Liberty Media Corp.
debs. 8 1/2s, 2029                                    --             --        225,000        245,448        145,000        158,178
LIN Television Corp.
company guaranty 8
3/8s, 2008                                       190,000        197,600        210,000        218,400         55,000         57,200
LIN Television Corp.
company guaranty 8s,
2008                                             120,000        127,800             --             --         90,000         95,850
McDonald's Corp. debs. 6
3/8s, 2028                                            --             --        585,000        616,152        380,000        400,236
Mediacom LLC/Mediacom
Capital Corp. sr. notes
9 1/2s, 2013                                     140,000        145,250             --             --         70,000         72,625
News America Holdings,
Inc. debs. 7.7s, 2025                                 --             --      1,685,000      1,864,355      1,200,000      1,327,730
News America, Inc. 144A
bonds 6.55s, 2033                                     --             --             --             --        200,000        192,633
News America, Inc. 144A
notes 4 3/4s, 2010                                    --             --             --             --         85,000         82,110
Paxson Communications
Corp. company guaranty
10 3/4s, 2008                                    300,000        325,500        455,000        493,675        425,000        461,125
Pegasus Satellite sr.
notes 12 3/8s, 2006                              145,000        114,550        225,000        177,750        200,000        158,000
PepsiAmericas, Inc.
notes Ser. MTN, 3 7/8s,
2007                                                  --             --        195,000        198,642        120,000        122,241
Philip Morris Cos., Inc.
notes 7.65s, 2008                                     --             --        800,000        846,310        620,000        655,890
Playtex Products, Inc.
company guaranty 9
3/8s, 2011                                       295,000        320,075        265,000        287,525        250,000        271,250
Premier International
Foods PLC sr. notes
12s, 2009 (United
Kingdom)                                         165,000        179,850        220,000        239,800        210,000        228,900
Premier Parks, Inc. sr.
notes 10s, 2007                                  460,000        446,200        190,000        184,300        230,000        223,100
Premium Standard Farms,
Inc. sr. notes 9 1/4s,
2011                                             710,000        617,700        295,000        256,650        565,000        491,550
Quorum Broadcast
Holdings, LLC notes
stepped-coupon zero %
(15s, 5/15/06), 2009 (STP)                     1,298,450        892,425             --             --        638,920        439,130
RAB Enterprises, Inc.
company guaranty 10
1/2s, 2005 (In default)
(NON)                                            700,000        280,000             --             --        160,000         64,000
Regal Cinemas, Inc.
company guaranty Ser.
B, 9 3/8s, 2012                                  350,000        378,000        380,000        410,400        350,000        378,000
Revlon Consumer Products
sr. notes 9s, 2006                               250,000        150,000        270,000        162,000        235,000        141,000
Rite Aid Corp. notes 7
1/8s, 2007                                       130,000        114,563        715,000        630,094        505,000        445,031
Rite Aid Corp. 144A
notes 6 1/8s, 2008                               405,000        318,938        105,000         82,688        265,000        208,688
Rogers Cablesystems,
Ltd. sr. notes Ser. B,
10s, 2005 (Canada)                                70,000         74,200             --             --         40,000         42,400
Royal Caribbean Cruises,
Ltd. sr. notes 8 3/4s,
2011 (Liberia)                                        --             --        595,000        563,763        605,000        573,238
Safeway, Inc. notes 7
1/2s, 2009                                            --             --        260,000        303,641        170,000        198,535
Samsonite Corp. sr. sub.
notes 10 3/4s, 2008                              430,000        377,325        650,000        570,375        610,000        535,275
Sbarro, Inc. company
guaranty 11s, 2009                               200,000        183,000        110,000        100,650        235,000        215,025
Scotts Co. (The) company
guaranty 8 5/8s, 2009                            215,000        227,900             --             --        150,000        159,000
Silver Cinemas, Inc. sr.
sub. notes 10 1/2s,
2005 (In default) (NON)                          450,000             45             --             --        110,000             11
Sinclair Broadcast
Group, Inc. company
guaranty 8s, 2012                                260,000        268,450        390,000        402,675        365,000        376,863
Six Flags, Inc. sr.
notes 9 1/2s, 2009                                80,000         76,000             --             --        150,000        142,500
Six Flags, Inc. sr.
notes 8 7/8s, 2010                               125,000        115,938        865,000        802,288        590,000        547,225
Southland Corp. debs.
Ser. A, 4 1/2s, 2004                              45,000         44,550        115,000        113,850        465,000        460,350
Southland Corp. sr. sub.
debs. 5s, 2003                                   135,000        135,000        350,000        350,000        165,000        165,000
Stater Brothers Holdings
sr. notes 10 3/4s, 2006                          340,000        346,800             --             --        170,000        173,400
TCI Communications, Inc.
debs. 7 7/8s, 2013                                    --             --        365,000        417,983        405,000        463,789
TeleWest Communications
PLC debs. 11s, 2007
(United Kingdom) (In
default) (NON)                                   700,000        133,000        485,000         92,150        580,000        110,200
Tyson Foods, Inc. notes
8 1/4s, 2011                                          --             --        445,000        502,191        285,000        321,628
Tyson Foods, Inc. notes
6 5/8s, 2004                                          --             --        380,000        397,472        250,000        261,495
Unilever Capital Corp.
company guaranty 7
1/8s, 2010                                            --             --      1,090,000      1,289,382        710,000        839,872
United Pan-Europe NV sr.
disc. notes 12 1/2s,
2009 (Netherlands) (In
default) (NON)                                        --             --             --             --        654,000         42,510
United Pan-Europe NV sr.
disc. notes
stepped-coupon zero %
(13 3/4s, 2/1/05), 2010
(Netherlands) (In
default) (NON) (STP)                           2,890,000        187,850             --             --        810,000         52,650
United Rentals, Inc.
company guaranty Ser.
B, 8.8s, 2008                                         --             --        266,000        226,100        373,000        317,050
Viacom, Inc. company
guaranty 7.7s, 2010                                   --             --        110,000        132,643         70,000         84,409
Viacom, Inc. company
guaranty 6.4s, 2006                                   --             --      1,340,000      1,477,362        855,000        942,645
Vlasic Foods
International, Inc. sr.
sub. notes Ser. B, 10
1/4s, 2009 (In default)
(NON)                                                 --             --             --             --        240,000         52,800
Walt Disney Co. notes 5
3/8s, 2007                                            --             --        465,000        489,806        300,000        316,004
Young Broadcasting, Inc.
company guaranty 10s,
2011                                             370,000        392,200        575,000        609,500        354,000        375,240
Yum! Brands, Inc. sr.
notes 8 7/8s, 2011                               140,000        157,850             --             --         50,000         56,375
Yum! Brands, Inc. sr.
notes 7.65s, 2008                                408,000        438,600      1,619,000      1,740,425      1,280,000      1,376,000
                                                          -------------                 -------------                 -------------
                                                             17,792,332                    46,583,931                    38,391,731

Energy                                                             0.5%                          0.9%                          1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp. notes
7 1/8s, 2033                                          --             --        495,000        511,559        345,000        356,541
Amerada Hess Corp. notes
5.9s, 2006                                            --             --        800,000        860,554        510,000        548,603
AmeriGas Partners
LP/AmeriGas Eagle
Finance Corp. sr. notes
8 7/8s, 2011                                     240,000        254,400        201,000        213,060        369,000        391,140
Belco Oil & Gas Corp.
sr. sub. notes Ser. B,
8 7/8s, 2007                                     470,000        492,325             --             --        340,000        356,150
BRL Universal Equipment
sec. notes 8 7/8s, 2008                          275,000        294,250        520,000        556,400        716,000        766,120
Canadian Natural
Resources, Ltd. notes
7.2s, 2032 (Canada)                                   --             --        250,000        286,378        160,000        183,282
Canadian Natural
Resources, Ltd. sr.
notes 6.45s, 2033
(Canada)                                              --             --        510,000        539,223        325,000        343,623
Chesapeake Energy Corp.
company guaranty 9s,
2012                                                  --             --        665,000        723,187        285,000        309,938
Chesapeake Energy Corp.
company guaranty 8
1/8s, 2011                                       495,000        522,225         55,000         58,025        390,000        411,450
Comstock Resources, Inc.
company guaranty 11
1/4s, 2007                                       195,000        208,650        110,000        117,700        220,000        235,400
Conoco Funding Co.
company guaranty 6.35s,
2011                                                  --             --        190,000        214,820        140,000        158,288
Conoco Funding Co.
company guaranty 5.45s,
2006                                                  --             --      1,350,000      1,470,211        860,000        936,579
Devon Financing Corp.
ULC company guaranty 7
7/8s, 2031                                            --             --        205,000        244,702        145,000        173,082
Devon Financing Corp.
ULC company guaranty 6
7/8s, 2011                                            --             --        455,000        517,827        280,000        318,663
Dresser, Inc. company
guaranty 9 3/8s, 2011                            205,000        202,950        275,000        272,250        275,000        272,250
El Paso Energy Partners
LP company guaranty
Ser. B, 8 1/2s, 2011                             160,000        162,800        240,000        244,200        225,000        228,938
Encore Acquisition Co.
company guaranty 8
3/8s, 2012                                        95,000         99,750         85,000         89,250        135,000        141,750
Forest Oil Corp. company
guaranty 7 3/4s, 2014                            165,000        165,825        265,000        266,325        240,000        241,200
Hanover Equipment Trust
secd. notes Ser. A, 8
1/2s, 2008                                            --             --        325,000        318,500        330,000        323,400
Kerr-McGee Corp. company
guaranty 5 3/8s, 2005                                 --             --        715,000        749,467        515,000        539,826
Magnum Hunter Resources,
Inc. company guaranty
9.6s, 2012                                       225,000        241,313        105,000        112,613        170,000        182,325
MidAmerican Energy
Holdings Co. sr. notes
4 5/8s, 2007                                          --             --        920,000        938,212        590,000        601,679
Motiva Enterprises, LLC
144A sr. notes 5.2s,
2012                                                  --             --        160,000        162,010        100,000        101,256
Newfield Exploration Co.
sr. notes 7 5/8s, 2011                           215,000        231,125        345,000        370,875        515,000        553,625
Occidental Petroleum
Corp. debs. 10 1/8s,
2009                                                  --             --        390,000        512,743        250,000        328,681
Parker Drilling Co.
company guaranty Ser.
B, 10 1/8s, 2009                                 190,000        198,550        285,000        297,825        250,000        261,250
Pioneer Natural
Resources Co. company
guaranty 9 5/8s, 2010                            550,000        655,843      1,345,000      1,603,833      1,105,000      1,317,647
Plans Exploration &
Production Co. company
guaranty Ser. B, 8
3/4s, 2012                                       170,000        178,500         90,000         94,500        200,000        210,000
Pogo Producing Co. sr.
sub. notes Ser. B, 8
1/4s, 2011                                       240,000        258,000        430,000        462,250        600,000        645,000
Pride Petroleum
Services, Inc. sr.
notes 9 3/8s, 2007                               113,000        117,238        166,000        172,225        135,000        140,063
Seven Seas Petroleum,
Inc. sr. notes Ser. B,
12 1/2s, 2005 (In
default) (NON)                                        --             --             --             --         60,000          6,600
Star Gas Partners
LP/Star Gas Finance Co.
144A sr. notes 10 1/4s,
2013                                             215,000        212,850        330,000        326,700        310,000        306,900
Stone Energy Corp.
company guaranty 8
3/4s, 2007                                       210,000        218,400         90,000         93,600        150,000        156,000
Swift Energy Co. sr.
sub. notes 9 3/8s, 2012                          130,000        130,000             --             --         90,000         90,000
Transocean Sedco Forex,
Inc. notes 6 5/8s, 2011                               --             --        560,000        628,939         45,000         50,540
Trico Marine Services,
Inc. company guaranty 8
7/8s, 2012                                       230,000        211,600             --             --        160,000        147,200
Union Oil Co. of
California company
guaranty 7.35s, 2009                                  --             --         80,000         93,117         50,000         58,198
Union Oil Co. of
California company
guaranty 5.05s, 2012                                  --             --        850,000        855,032        550,000        553,256
Vintage Petroleum, Inc.
sr. notes 8 1/4s, 2012                           145,000        152,069        615,000        644,981        555,000        582,056
Vintage Petroleum, Inc.
sr. sub. notes 9 3/4s,
2009                                             264,000        279,840        300,000        318,000        200,000        212,000
Western Oil Sands, Inc.
sec. notes 8 3/8s, 2012
(Canada)                                              --             --        280,000        288,400        285,000        293,550
Westport Resources Corp.
company guaranty 8
1/4s, 2011                                            --             --        684,000        730,170        324,000        345,870
XTO Energy, Inc. sr.
notes 7 1/2s, 2012                               209,000        225,198        314,000        338,335        269,000        289,848
XTO Energy, Inc. 144A
sr. sub. notes Ser. B,
8 3/4s, 2009                                     210,000        219,450             --             --        100,000        104,500
                                                          -------------                 -------------                 -------------
                                                              5,933,151                    17,297,998                    14,774,267

Financial                                                          0.2%                          3.1%                          4.6%
-----------------------------------------------------------------------------------------------------------------------------------
Advanta Corp. 144A
company guaranty Ser.
B, 8.99s, 2026                                        --             --        100,000         47,712         85,000         40,556
Allstate Corp. debs. 6
3/4s, 2018                                            --             --        150,000        169,137        110,000        124,034
American Express Co.
notes 3 3/4s, 2007                                    --             --        555,000        568,320        365,000        373,760
American General Finance
notes Ser. F, 5 7/8s,
2006                                                  --             --      1,880,000      2,047,939      1,200,000      1,307,195
Archstone-Smith
Operating Trust notes
5s, 2007 (R)                                          --             --        985,000      1,003,581        625,000        636,790
ASIF Global Financing
144A notes 3.85s, 2007                                --             --        215,000        217,846        150,000        151,986
Associates Corp. NA sr.
notes Ser. 8, 7 3/8s,
2007                                                  --             --        690,000        799,538        460,000        533,025
Bank of America Corp.
sub. notes 7.4s, 2011                                 --             --      2,800,000      3,335,892      1,805,000      2,150,459
Bank of New York Co.,
Inc. (The) sr. sub.
notes FRN 3.4s, 2013                                  --             --        260,000        256,932        185,000        182,817
Bank One Corp. notes 6s,
2008                                                  --             --        690,000        770,197        450,000        502,302
Bank One Corp. sub.
notes 7.6s, 2007                                      --             --        465,000        538,559        325,000        376,412
Bear Stearns Cos., Inc.
(The) notes 3s, 2006                                  --             --         55,000         55,518         65,000         65,612
Bear Stearns Cos., Inc.
(The) sr. notes 7 1/4s,
2006                                                  --             --        435,000        495,614        285,000        324,713
Boston Properties, Inc.
144A notes 6 1/4s, 2013
(R)                                                   --             --        485,000        507,626        315,000        329,695
Capital One Financial
Corp. notes 7 1/4s,
2006                                                  --             --        150,000        145,500        310,000        300,700
Chevy Chase Savings
Bank, Inc. sub. debs. 9
1/4s, 2008                                       330,000        330,825             --             --             --             --
Chevy Chase Savings
Bank, Inc. sub. debs. 9
1/4s, 2005                                       100,000        100,250             --             --        300,000        300,750
CIT Group, Inc. sr.
notes 5 1/2s, 2007                                    --             --        285,000        290,034        185,000        188,268
CIT Group, Inc. sr.
notes Ser. MTN, 6 7/8s,
2009                                                  --             --        450,000        481,930        305,000        326,642
Citigroup, Inc. bonds 5
7/8s, 2033                                            --             --        775,000        773,308        895,000        893,046
Citigroup, Inc. debs. 6
5/8s, 2028                                            --             --      1,770,000      1,951,604        970,000      1,069,523
Citigroup, Inc. notes 6
1/2s, 2011                                            --             --      1,700,000      1,941,325      1,015,000      1,159,085
Citigroup, Inc. sub.
notes 7 1/4s, 2010                                    --             --         10,000         11,848         45,000         53,315
Conseco, Inc. 144A
company guaranty 10
3/4s, 2009 (In default)
(NON)                                            490,000        132,300             --             --        400,000        108,000
Countrywide Home Loans,
Inc. company guaranty
6.85s, 2004                                           --             --        870,000        921,591        555,000        587,912
Countrywide Home Loans,
Inc. company guaranty
Ser. J, 5 1/4s, 2004                                  --             --             --             --         20,000         20,808
Countrywide Home Loans,
Inc. company guaranty
Ser. K, 5 5/8s, 2007                                  --             --        990,000      1,064,613        630,000        677,481
Crescent Real Estate
Equities LP sr. notes 9
1/4s, 2009 (R)                                   145,000        152,250        226,000        237,300        209,000        219,450
CTI Group, Inc. (The)
sr. notes 4 1/8s, 2006                                --             --        775,000        775,969        625,000        625,781
EOP Operating LP sr.
notes 7s, 2011                                        --             --      1,110,000      1,231,852        805,000        893,370
Executive Risk Capital
Trust company guaranty
Class B, 8.675s, 2027                                 --             --        430,000        483,829        300,000        337,555
Fairfax Financial
Holdings, Ltd. notes 6
7/8s, 2008 (Canada)                                   --             --      1,355,000        880,750        930,000        604,500
Finova Group, Inc. notes
7 1/2s, 2009                                   1,625,000        572,813      1,070,000        377,175      1,365,000        481,163
First Chicago NBD Corp.
sub. notes 6 3/8s, 2009                               --             --        505,000        580,324        310,000        356,238
First Union National
Bank sub. notes 7.8s,
2010                                                  --             --      1,555,000      1,899,140      1,010,000      1,233,525
Franchise Finance Corp.
of America sr. notes 8
3/4s, 2010 (R)                                        --             --        665,000        842,636        465,000        589,212
General Electric Capital
Corp. company guaranty
7 7/8s, 2006                                          --             --        585,000        678,419        380,000        440,682
General Electric Capital
Corp. notes Ser. A, 6
3/4s, 2032                                            --             --        150,000        168,951        105,000        118,266
General Electric Capital
Corp. notes Ser. A, 6s,
2012                                                  --             --      2,505,000      2,731,677      1,610,000      1,755,689
General Electric Capital
Corp. notes Ser. A, 4
5/8s, 2009                                            --             --        545,000        565,925        615,000        638,613
General Electric Capital
Corp. notes Ser. A,
3.667s, 2006                                          --             --        380,000        389,162        245,000        250,907
Goldman Sachs Group,
Inc. (The) notes 6.65s,
2009                                                  --             --      1,765,000      1,998,433      1,140,000      1,290,773
Goldman Sachs Group,
Inc. (The) notes 6
1/8s, 2033                                            --             --        870,000        871,138        615,000        615,805
Goldman Sachs Group,
Inc. (The) notes 4
1/8s, 2008                                            --             --         10,000         10,283          5,000          5,141
Heller Financial, Inc.
notes 8s, 2005                                        --             --        355,000        398,780        250,000        280,831
Heller Financial, Inc.
notes 7 3/8s, 2009                                    --             --         70,000         82,458         40,000         47,119
Hospitality Properties
Trust notes 6 3/4s,
2013                                                  --             --        390,000        399,463        255,000        261,187
Household Finance Corp.
notes 7s, 2012                                        --             --      1,165,000      1,327,888        750,000        854,864
Household Finance Corp.
notes 6 3/8s, 2012                                    --             --        305,000        333,813        205,000        224,366
HRPT Properties Trust
notes 6 1/2s, 2013 (R)                                --             --        180,000        186,159        120,000        124,106
HSBC Holdings PLC sub.
notes Ser. *, 5 1/4s,
2012 (United Kingdom)                                 --             --      1,070,000      1,112,697        695,000        722,733
Imperial Credit
Industries, Inc. sec.
notes 12s, 2005 (In
default) (NON)                                   244,000            610             --             --        128,000            320
iStar Financial, Inc.
sr. notes 8 3/4s, 2008
(R)                                              361,000        388,978        466,000        502,115        694,000        747,785
John Hancock Financial
Services Inc. sr. notes
5 5/8s, 2008                                          --             --        385,000        413,716        275,000        295,511
JPMorgan Chase & Co.
notes 5.35s, 2007                                     --             --      1,605,000      1,724,935      1,020,000      1,096,221
JPMorgan Chase & Co.
sub. notes 5 3/4s, 2013                               --             --        880,000        921,956        595,000        623,368
Lehman Brothers
Holdings, Inc. notes 7
3/4s, 2005                                            --             --        445,000        488,359        290,000        318,256
Lehman Brothers
Holdings, Inc. notes 6
5/8s, 2006                                            --             --      1,605,000      1,781,935      1,040,000      1,154,650
Lehman Brothers
Holdings, Inc. notes
Ser. F, 7 1/2s, 2006                                  --             --        255,000        290,532        180,000        205,082
Liberty Property LP sr.
notes 7 3/4s, 2009                                    --             --        355,000        412,601        225,000        261,508
Liberty Property LP sr.
notes 7 1/4s, 2011                                    --             --        290,000        328,259        190,000        215,066
LNR Property Corp. sr.
sub. notes Ser. B, 9
3/8s, 2008                                            --             --        330,000        335,775        340,000        345,950
Mack-Cali Realty LP
notes 7 3/4s, 2011 (R)                                --             --        525,000        602,387        340,000        390,117
Mercantile Bancorp. sub.
notes 7.3s, 2007                                      --             --        949,000      1,103,452        620,000        720,906
Merrill Lynch & Company,
Inc. notes Ser. B,
7.08s, 2005                                           --             --        985,000      1,091,231        645,000        714,563
Merrill Lynch & Company,
Inc. notes Ser. B, 4
3/4s, 2009                                            --             --        640,000        665,002        415,000        431,212
Metlife, Inc. debs.
3.911s, 2005                                          --             --        315,000        324,102        220,000        226,357
Morgan Stanley Dean
Witter & Co. bonds
5.8s, 2007                                            --             --      1,085,000      1,181,062        710,000        772,861
National City Bank sub.
notes Ser. BKNT, 6
1/4s, 2011                                            --             --      1,175,000      1,314,610        775,000        867,083
National Westminster
Bank sub. notes 7 3/8s,
2009 (United Kingdom)                                 --             --        950,000      1,143,999        610,000        734,567
NationsBank Corp. sub.
notes 6 1/2s, 2006                                    --             --        545,000        601,296        390,000        430,285
Nationwide Credit, Inc.
sr. notes Ser. A, 10
1/4s, 2008 (In default)
(NON)                                            405,000          2,025             --             --         98,000            490
Nationwide Financial
Services, Inc. notes 5
5/8s, 2015                                            --             --        125,000        127,500        425,000        433,499
Nationwide Mutual
Insurance Co. 144A
notes 8 1/4s, 2031                                    --             --        210,000        223,498             --             --
Ocwen Federal Bank sub.
debs. 12s, 2005                                   50,000         50,500             --             --         28,000         28,280
Ocwen Financial Corp.
notes 11 7/8s, 2003                               74,000         74,740             --             --         41,000         41,410
Principal Life Global
Funding I 144A sec.
notes 5 1/4s, 2013                                    --             --        405,000        412,098        285,000        289,995
Prudential Funding LLC
144A notes Ser. MTN,
6.6s, 2008                                            --             --        225,000        250,150        200,000        222,356
Prudential Insurance Co.
144A notes 8.3s, 2025                                 --             --        380,000        450,327        235,000        278,492
Sovereign Bancorp, Inc.
sr. notes 10 1/2s, 2006                          268,000        320,930        435,000        520,913        369,000        441,878
Sovereign Bank sub.
notes 5 1/8s, 2013                                    --             --        175,000        174,563        125,000        124,688
St. Paul Co., Inc. (The)
sr. notes 5 3/4s, 2007                                --             --        845,000        899,450        530,000        564,152
State Street Capital
Trust II FRN 1.869s,
2008                                                  --             --        390,000        389,863        255,000        254,910
Travelers Property
Casualty Corp. 144A
notes 3 3/4s, 2008                                    --             --        150,000        150,079        105,000        105,055
Washington Mutual, Inc.
sr. notes 5 5/8s, 2007                                --             --      1,875,000      2,033,080      1,220,000      1,322,858
Wells Fargo & Co. notes
5.9s, 2006                                            --             --      2,560,000      2,822,106      1,665,000      1,835,471
Wells Fargo Financial,
Inc. notes 6 1/8s, 2006                               --             --        165,000        181,622        105,000        115,577
Western Financial Bank
sub. debs. 9 5/8s, 2012                          260,000        260,000        620,000        620,000        810,000        810,000
                                                          -------------                 -------------                 -------------
                                                              2,386,221                    61,442,958                    43,177,541

Health Care                                                        0.5%                          0.6%                          1.2%
-----------------------------------------------------------------------------------------------------------------------------------
ALARIS Medical Systems,
Inc. company guaranty 9
3/4s, 2006                                       125,000        128,750             --             --             --             --
ALARIS Medical, Inc. sr.
disc. notes
stepped-coupon zero %
(11 1/8s, 8/1/03), 2008
(STP)                                            245,000        249,900        560,000        571,200        525,000        535,500
Alderwoods Group, Inc.
company guaranty 12
1/4s, 2009                                       235,000        212,675        350,000        316,750        335,000        303,175
Alliance Imaging, Inc.
sr. sub. notes 10 3/8s,
2011                                             323,000        308,465        495,000        472,725        464,000        443,120
American Home Products
Corp. notes 6.7s, 2011                                --             --        720,000        815,171        470,000        532,126
American Home Products
Corp. notes 7.9s, 2005                                --             --        105,000        115,737         70,000         77,158
AmerisourceBergen Corp.
sr. notes 8 1/8s, 2008                           310,000        334,800        470,000        507,600        415,000        448,200
Baxter International,
Inc. 144A notes 4 5/8s,
2015                                                  --             --        180,000        173,960        130,000        125,638
Bayer Corp. 144A FRB
6.2s, 2008                                            --             --        220,000        238,869        160,000        173,723
Beverly Enterprises,
Inc. sr. notes 9 5/8s,
2009                                             250,000        210,000             --             --        170,000        142,800
Bio-Rad Labs Corp. sr.
sub. notes 11 5/8s,
2007                                              90,000         99,450        135,000        149,175        120,000        132,600
Biovail Corp. sr. sub.
notes 7 7/8s, 2010
(Canada)                                         260,000        271,050        778,000        811,065        699,000        728,708
Extendicare Health
Services, Inc. company
guaranty 9 1/2s, 2010                            240,000        237,600             --             --        170,000        168,300
Hanger Orthopedic Group,
Inc. company guaranty
10 3/8s, 2009                                    260,000        278,200        390,000        417,300        370,000        395,900
HCA, Inc. notes 8 3/4s,
2010                                             450,000        522,230             --             --             --             --
HCA, Inc. notes 6 1/4s,
2013                                                  --             --        245,000        251,319        175,000        179,513
HCA, Inc. sr. notes 7
7/8s, 2011                                       196,000        219,415      1,060,000      1,186,634        955,000      1,069,090
Healthsouth Corp. sr.
sub. notes 10 3/4s,
2008 (In default) (NON)                          481,000         60,125        835,000        104,375        735,000         91,875
Integrated Health
Services, Inc. sr. sub.
notes Ser. A, 9 1/2s,
2007 (In default) (NON)                          810,000         17,213             --             --        220,000          4,675
Integrated Health
Services, Inc. sr. sub.
notes Ser. A, 9 1/4s,
2008 (In default) (NON)                          250,000          5,625             --             --         60,000          1,350
Kinetic Concepts, Inc.
company guaranty Ser.
B, 9 5/8s, 2007                                  465,000        483,600             --             --        240,000        249,600
Magellan Health
Services, Inc. sr. sub.
notes 9s, 2008 (In
default) (NON)                                   565,000        146,900        855,000        222,300        810,000        210,600
Manor Care, Inc. company
guaranty 8s, 2008                                     --             --        435,000        453,488        445,000        463,913
Mediq, Inc. debs.
stepped-coupon zero %
(13s, 6/1/03), 2009 (In
default) (NON) (STP)                             410,000             41             --             --        100,000             10
MedPartners, Inc. sr.
notes 7 3/8s, 2006                                    --             --        525,000        543,375        535,000        553,725
MedQuest, Inc. company
guaranty Ser. B, 11
7/8s, 2012                                       164,000        152,520        100,000         93,000        203,000        188,790
Multicare Cos., Inc. sr.
sub. notes 9s, 2007 (In
default) (NON)                                 1,410,000         28,200             --             --        330,000          6,600
Omnicare, Inc. company
guaranty Ser. B, 8
1/8s, 2011                                       380,000        409,450        445,000        479,487        610,000        657,275
Owens & Minor, Inc.
company guaranty 8
1/2s, 2011                                       340,000        365,500             --             --        170,000        182,750
PacifiCare Health
Systems, Inc. company
guaranty 10 3/4s, 2009                           385,000        417,725        575,000        623,875        550,000        596,750
Rotech Healthcare, Inc.
144A sr. sub. notes 9
1/2s, 2012                                        50,000         49,375             --             --         35,000         34,563
Service Corp.
International notes 6s,
2005                                             580,000        577,825        920,000        916,550        810,000        806,963
Stewart Enterprises,
Inc. notes 10 3/4s,
2008                                             215,000        237,575        210,000        232,050        230,000        254,150
Tenet Healthcare Corp.
notes 7 3/8s, 2013                                    --             --        135,000        135,675         90,000         90,450
Triad Hospitals Holdings
company guaranty Ser.
B, 11s, 2009                                     540,000        595,350        820,000        904,050        715,000        788,288
Triad Hospitals, Inc.
company guaranty Ser.
B, 8 3/4s, 2009                                       --             --             --             --         60,000         64,800
Ventas Realty LP/Capital
Corp. company guaranty
8 3/4s, 2009                                          --             --        130,000        137,313        145,000        153,156
Wyeth notes 5 1/4s, 2013                              --             --        535,000        547,001        430,000        439,646
                                                          -------------                 -------------                 -------------
                                                              6,619,559                    11,420,044                    11,295,480

Technology                                                         0.3%                          0.3%                          0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc.
sr. notes 9 1/4s, 2006                           130,000        127,400        530,000        519,400        380,000        372,400
Amkor Technologies, Inc.
Structured Notes
12.58s, 2005 (issued by
STEERS Credit Linked
Trust 2000)                                      270,000        240,300             --             --        140,000        124,600
Avaya, Inc. sec. sr.
notes 11 1/8s, 2009                                   --             --        240,000        246,000        250,000        256,250
Fairchild Semiconductor
International, Inc.
company guaranty 10
3/8s, 2007                                       220,000        232,100        255,000        269,025        245,000        258,475
Flextronics
International, Ltd. sr.
sub. notes 9 7/8s, 2010
(Singapore)                                      305,000        338,169        405,000        449,044        600,000        665,250
Flextronics
International, Ltd. sr.
sub. notes Ser. B, 8
3/4s, 2007 (Singapore)                                --             --        110,000        115,225        149,000        156,078
Hewlett-Packard Co.
notes 5 1/2s, 2007                                    --             --        125,000        134,060         80,000         85,798
Hewlett-Packard Co.
notes 3 5/8s, 2008                                    --             --        210,000        207,533        160,000        158,120
IBM Canada Credit 144A
company guaranty 3
3/4s, 2007 (Canada)                                   --             --        975,000        981,727        640,000        644,416
Iron Mountain, Inc.
company guaranty 8
5/8s, 2013                                        15,000         15,825             --             --        340,000        358,700
Iron Mountain, Inc.
company guaranty 8
1/8s, 2008 (Canada)                              180,000        187,200             --             --         90,000         93,600
Iron Mountain, Inc. sr.
sub. notes 8 1/4s, 2011                          215,000        226,825        485,000        511,675         40,000         42,200
Lucent Technologies,
Inc. debs. 6.45s, 2029                           620,000        396,800        990,000        633,600        890,000        569,600
Nortel Networks Corp.
notes 6 1/8s, 2006
(Canada)                                         440,000        401,500        630,000        574,875        580,000        529,250
ON Semiconductor Corp.
company guaranty 13s,
2008                                             335,000        316,575        505,000        477,225        490,000        463,050
SCG Holding &
Semiconductor Corp.
company guaranty 12s,
2009                                             125,000         88,750        185,000        131,350        150,000        106,500
Seagate Technology Hdd
Holdings company
guaranty 8s, 2009
(Cayman Islands)                                 200,000        209,500        305,000        319,488        285,000        298,538
Solectron Corp. sr.
notes 9 5/8s, 2009                                    --             --        515,000        538,175        540,000        564,300
Unisys Corp. sr. notes 8
1/8s, 2006                                       145,000        154,244        222,000        236,153        208,000        221,260
Xerox Corp. 144A sr.
notes 9 3/4s, 2009                               190,000        203,063             --             --        250,000        267,188
Xerox Credit Corp. sr.
notes 6.1s, 2003                                 195,000        193,538        375,000        372,188        290,000        287,825
                                                          -------------                 -------------                 -------------
                                                              3,331,789                     6,716,743                     6,523,398

Transportation                                                     0.2%                          0.4%                          0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Air Canada Corp. sr.
notes 10 1/4s, 2011
(Canada)                                          60,000         14,100             --             --         30,000          7,050
Air2 US 144A sinking
fund Ser. D, 12.266s,
2020                                             192,819         17,354        530,253         47,723        433,843         39,046
Airbus Industries 144A
sinking fund 8.027s,
2020                                                  --             --        149,148         74,574         98,012         49,006
Calair, LLC/Calair
Capital Corp. company
guaranty 8 1/8s, 2008                            750,000        300,000        610,000        244,000        970,000        388,000
Canadian National
Railway Co. bonds 7
3/8s, 2031 (Canada)                                   --             --        970,000      1,191,617        690,000        847,645
CSX Corp. notes 6 1/4s,
2008                                                  --             --        590,000        656,492        380,000        422,826
CSX Corp. notes 4 7/8s,
2009                                                  --             --        230,000        236,032        150,000        153,934
Delta Air Lines, Inc.
notes 7.9s, 2009                                      --             --      1,170,000        608,400      1,205,000        626,600
Delta Air Lines, Inc.
pass-through
certificates Ser. 00-1,
Class C, 7.779s, 2005                            250,000        161,375             --             --        130,000         83,915
Kansas City Southern
Railway Co. company
guaranty 9 1/2s, 2008                            350,000        385,875        550,000        606,375        485,000        534,713
Navistar International
Corp. company guaranty
Ser. B, 9 3/8s, 2006                              70,000         70,700             --             --             --             --
Navistar International
Corp. sr. notes Ser. B,
8s, 2008                                         250,000        227,500        490,000        445,900        435,000        395,850
Norfolk Southern Corp.
notes 7.35s, 2007                                     --             --        495,000        565,561        320,000        365,615
Norfolk Southern Corp.
sr. notes 7 1/4s, 2031                                --             --        330,000        376,680        240,000        273,949
Northwest Airlines, Inc.
company guaranty 8.52s,
2004                                                  --             --        710,000        497,000        140,000         98,000
Northwest Airlines, Inc.
company guaranty 7
5/8s, 2005                                            --             --             --             --        170,000         95,200
Northwest Airlines, Inc.
sr. notes 9 7/8s, 2007                           780,000        401,700             --             --        370,000        190,550
Teekay Shipping Corp.
company guaranty 8.32s,
2008 (Bahamas)                                    55,000         57,819        545,000        572,931        610,000        641,263
Transportation
Manufacturing
Operations, Inc.
company guaranty 11
1/4s, 2009                                            --             --             --             --         45,000         27,900
Travel Centers of
America, Inc. company
guaranty 12 3/4s, 2009                           130,000        139,750             --             --         60,000         64,500
Union Pacific Corp.
notes 7 3/8s, 2009                                    --             --      1,726,000      2,046,627      1,115,000      1,322,126
United AirLines, Inc.
debs. 9 1/8s, 2012 (In
default) (NON)                                   580,000         22,475        815,000         31,581        770,000         29,838
US Air, Inc.
pass-through
certificates Ser.
93-A2, 9 5/8s, 2003 (In
default) (NON)                                   100,000         40,000             --             --             --             --
US Air, Inc.
pass-through
certificates Ser.
93-A3, 10 3/8s, 2013
(In default) (NON)                               460,000        184,000        300,000        120,000        530,000        212,000
                                                          -------------                 -------------                 -------------
                                                              2,022,648                     8,321,493                     6,869,526

Utilities & Power                                                  0.4%                          1.3%                          2.5%
-----------------------------------------------------------------------------------------------------------------------------------
AEP Texas Central Co.
144A notes 5 1/2s, 2013                               --             --        125,000        127,665         90,000         91,919
AES Corp. (The) sr.
notes 8 7/8s, 2011                                80,000         64,600        445,000        359,338        290,000        234,175
AES Corp. (The) sr.
notes 8 3/4s, 2008                               220,000        180,950             --             --        100,000         82,250
Alabama Power Co. notes
5 1/2s, 2017                                          --             --        120,000        127,794         80,000         85,196
Alabama Power Co. notes
2.65s, 2006                                           --             --        120,000        120,999        130,000        131,082
Alabama Power Co. sr.
notes Ser. S, 5 7/8s,
2022                                                  --             --        195,000        202,877        125,000        130,049
Allegheny Energy Supply
144A bonds 8 1/4s, 2012                          225,000        171,000        340,000        258,400        315,000        239,400
Allegheny Energy, Inc.
notes 7 3/4s, 2005                                85,000         82,875        130,000        126,750        125,000        121,875
American Electric Power
Co., Inc. notes Ser. A,
6 1/8s, 2006                                          --             --         75,000         79,749         55,000         58,483
American Electric Power
Co., Inc. sr. notes
Ser. C, 5 3/8s, 2010                                  --             --        105,000        106,174         75,000         75,839
Arizona Public Service
Co. sr. notes 6 3/4s,
2006                                                  --             --             --             --      2,165,000      2,391,162
Avista Corp. sr. notes 9
3/4s, 2008                                            --             --        411,000        443,880        418,000        451,440
Calpine Corp. sr. notes
10 1/2s, 2006                                    150,000         96,375             --             --             --             --
Calpine Corp. sr. notes
8 5/8s, 2010                                     350,000        194,250             --             --             --             --
Calpine Corp. sr. notes
8 1/2s, 2011                                     335,000        187,600      1,495,000        837,200      1,010,000        565,600
Calpine Corp. sr. notes
7 7/8s, 2008                                     145,000         76,485        255,000        134,513        600,000        316,500
Calpine Corp. sr. notes
7 3/4s, 2009                                     280,000        155,400             --             --             --             --
CenterPoint Energy
Resources Corp. 144A
general ref. mtge. 7
7/8s, 2013                                       215,000        228,975        335,000        356,775        310,000        330,150
Cleveland Electric
Illuminating Co. (The)
1st mtge. Ser. B, 9
1/2s, 2005                                            --             --             --             --        150,000        151,165
CMS Energy Corp.
pass-through
certificates 7s, 2005                            360,000        316,800             --             --             --             --
CMS Energy Corp. sr.
notes 8.9s, 2008                                      --             --             --             --         60,000         52,800
CMS Energy Corp. sr.
notes 7 5/8s, 2004                                    --             --        120,000        111,000             --             --
CMS Energy Corp. sr.
notes Ser. B, 6 3/4s,
2004                                                  --             --             --             --        110,000        104,500
CMS Panhandle Holding
Corp. sr. notes 6 1/2s,
2009                                             156,000        152,880        309,000        302,820        570,000        558,600
CMS Panhandle Holding
Corp. sr. notes 6 1/8s,
2004                                                  --             --        720,000        723,600        475,000        477,375
Conectiv, Inc. notes
Ser. B, 5.3s, 2005                                    --             --      1,200,000      1,266,958        760,000        802,407
Consolidated Edison Co.
of New York debs. Ser.
B, 7.15s, 2009                                        --             --        120,000        141,761         80,000         94,508
Consolidated Natural Gas
Co. sr. notes 5 3/8s,
2006                                                  --             --             --             --        600,000        649,037
Constellation Energy
Group, Inc. sr. notes 6
1/8s, 2009                                            --             --      1,345,000      1,430,493        870,000        925,300
Dominion Resources, Inc.
notes 5 1/8s, 2009                                    --             --        595,000        608,296        400,000        408,938
Dominion Resources, Inc.
unsub. notes 5.7s, 2012                               --             --        960,000      1,006,210             --             --
DTE Energy Co. sr. notes
7.05s, 2011                                           --             --        285,000        326,343        200,000        229,013
Duke Energy Corp. 144A
1st mtge. 3 3/4s, 2008                                --             --        125,000        124,840         90,000         89,885
Duke Energy Field
Services, LLC notes 5
3/4s, 2006                                            --             --        305,000        316,639        215,000        223,204
Dynegy Holdings, Inc.
sr. notes 6 7/8s, 2011                           350,000        222,250        540,000        342,900        495,000        314,325
El Paso Corp. sr. notes
7s, 2011                                         290,000        229,100        445,000        351,550        415,000        327,850
Exelon Corp. sr. notes 6
3/4s, 2011                                            --             --        635,000        713,775        435,000        488,964
FirstEnergy Corp. notes
Ser. A, 5 1/2s, 2006                                  --             --        875,000        912,130        550,000        573,339
Gemstone Investor, Ltd.
144A company guaranty
7.71s, 2004                                      180,000        167,365        270,000        251,047        255,000        237,100
Georgia Power Co. sr.
notes Ser. G, 6.2s,
2006                                                  --             --        410,000        452,596        270,000        298,051
Midland Funding II Corp.
debs. Ser. A, 11 3/4s,
2005                                             475,000        496,375        220,000        229,900        790,000        825,550
Midland Funding II Corp.
debs. Ser. B, 13 1/4s,
2006                                                  --             --        395,000        430,550         80,000         87,200
Mirant Americas
Generation, Inc. sr.
notes 8.3s, 2011                                  75,000         38,250         75,000         38,250         30,000         15,300
Mission Energy Holding
Co. sec. notes 13 1/2s,
2008                                           1,280,000        467,200      1,975,000        720,875      1,915,000        698,975
National Fuel Gas Co.
notes 5 1/4s, 2013                                    --             --        145,000        146,111        100,000        100,766
National Rural Utilities
Cooperative Finance
Corp. coll. trust 6s,
2006                                                  --             --        585,000        640,727        380,000        416,198
National Rural Utilities
Cooperative Finance
Corp. coll. trust 3
7/8s, 2008                                            --             --        595,000        602,806        505,000        511,625
National Rural Utilities
Cooperative Finance
Corp. coll. trust 3s,
2006                                                  --             --        425,000        430,248        380,000        384,692
Nisource Finance Corp.
company guaranty Ser.
B, 7 5/8s, 2005                                       --             --      1,705,000      1,883,409      1,110,000      1,226,149
Northeast Utilities
notes Ser. A, 8.58s,
2006                                                  --             --            385            433            441            495
Northern States Power
Co. mtge. Ser. B, 8s,
2012                                                  --             --        575,000        710,896        370,000        457,446
Oncor Electric Delivery
Co. sec. notes 6 3/8s,
2012                                                  --             --        225,000        248,726        145,000        160,290
Oncor Electric Delivery
Co. 144A sec. sr. notes
6 3/8s, 2015                                          --             --        310,000        341,167        205,000        225,610
Pacific Gas & Electric
Co. 144A sr. notes 7
3/8s, 2005 (In default)
(NON)                                            185,000        186,850        155,000        156,550        180,000        181,800
Peco Energy Co. 1st
mtge. 4 3/4s, 2012                                    --             --        630,000        641,036        400,000        407,007
Pepco Holdings, Inc.
144A notes 5 1/2s, 2007                               --             --        395,000        417,875        255,000        269,767
Progress Energy, Inc.
sr. notes 6.05s, 2007                                 --             --        550,000        593,283        390,000        420,691
PSEG Power, LLC company
guaranty 8 5/8s, 2031                                 --             --         50,000         61,373        105,000        128,883
PSEG Power, LLC company
guaranty 6.95s, 2012                                  --             --        195,000        215,811        130,000        143,874
Public Service Electric
& Gas Co. 1st mtge. FRN
6 3/8s, 2008                                          --             --        760,000        851,771        490,000        549,168
Public Services Co. of
Colorado sr. notes Ser.
A, 6 7/8s, 2009                                       --             --        215,000        236,382        205,000        225,387
Sempra Energy notes
7.95s, 2010                                           --             --        440,000        511,876        290,000        337,373
Sierra Pacific Resources
notes 8 3/4s, 2005                               215,000        199,950        340,000        316,200        320,000        297,600
South Carolina Electric
& Gas Co. 1st mtge.
5.8s, 2032                                            --             --        585,000        595,951        385,000        392,207
Southern California Gas
Co. 1st mtge. 4.8s,
2012                                                  --             --        370,000        376,467        230,000        234,020
Tiverton/Rumford Power
Associates, LP 144A
pass-through
certificates 9s, 2018                            145,000         94,250        345,000        224,250        290,000        188,500
Virginia Electric &
Power Co. sr. notes 4
3/4s, 2013                                            --             --        305,000        306,982        425,000        427,761
Western Resources, Inc.
sr. notes 9 3/4s, 2007                           275,000        292,875        420,000        447,300        375,000        399,375
Williams Cos., Inc.
(The) notes 9 1/4s,
2004                                             160,000        157,200        240,000        235,739        230,000        225,975
Williams Cos., Inc.
(The) notes 6 1/2s,
2006                                             635,000        568,480        960,000        868,800        870,000        787,316
York Power Funding 144A
notes 12s, 2007 (Cayman
Islands) (In default) (NON)                           --             --        561,958        393,371        206,051        144,236
                                                          -------------                 -------------                 -------------
                                                              5,028,335                    26,540,187                    23,182,717
                                                          -------------                 -------------                 -------------
Total Corporate Bonds and Notes
(cost $114,836,327, $287,049,739
and $253,791,068)                                           $97,132,750                  $294,532,099                  $246,858,042
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                   3.2%                          5.4%                          8.1%
COLLATERALIZED                                 Principal                     Principal                     Principal
MORTGAGE OBLIGATIONS (a)                          Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
Arc Net Interest Margin
Trust Ser. 02-2, Class
A, 7 3/4s, 2032                                      $--            $--       $144,958       $144,716            $--            $--
Arc Net Interest Margin
Trust 144A
Ser. 02-6, Class A, 7
3/4s, 2032                                        68,492         67,988        301,365        299,145        197,257        195,804
Ser. 01-6A, Class A, 7
1/4s, 2031                                            --             --        135,828        135,341         90,552         90,227
Asset Securitization
Corp.
Ser. 97-MD7, Class A1B,
7.41s, 2030                                    1,572,500      1,763,674        485,500        544,524        303,000        339,837
Ser. 96-D3, Class A1C,
7.4s, 2026                                       415,000        467,902      2,540,000      2,863,786      1,815,000      2,046,367
Ser. 96-D3, Class A1B,
7.21s, 2026                                      472,096        477,808             --             --             --             --
Ser. 95-MD4, Class A1,
7.1s, 2029                                       188,932        207,472        395,137        433,913        266,124        292,239
Ser. 96-MD6, Class A1C,
7.04s, 2029                                      470,000        521,333        640,000        709,900        400,000        443,688
Ser. 96-MD6, Class A1B,
6.88s, 2026                                      123,000        126,352      2,495,000      2,562,997      1,610,000      1,653,878
Bear Stearns Commercial
Mortgage Securitization
Corp. Ser. 02-TOP8,
Class X2, IO, 2.127s,
2038                                             760,587         88,837      4,639,584        541,903      3,297,466        385,144
Chase Commercial
Mortgage Securities
Corp. Ser. 00-1, Class
A1, 7.656s, 2032                                 167,573        182,353      2,707,221      2,945,998      1,941,419      2,112,653
Chase Manhattan
Bank-First Union
National Ser. 99-1,
Class A1, 7.134s, 2007                           168,174        185,839        940,247      1,039,009        607,720        671,555
Commercial Mortgage
Acceptance Corp.
Ser. 97-ML1, Class A3,
6.57s, 2007                                           --             --        397,000        437,693        251,000        276,728
Ser. 97-ML1, Class A2,
6.53s, 2007                                      250,000        266,055      1,000,000      1,064,219        600,000        638,531
Ser. 97-ML1, Class IO,
0.931s, 2017                                   3,584,894        106,847     13,535,160        403,411      8,791,733        262,035
Commercial Mortgage
Asset Trust Ser. 99-C1,
Class A3, 6.64s, 2010                            545,000        622,946      3,355,000      3,834,835      2,405,000      2,748,965
Commercial Mortgage
Pass-Through
Certificates Ser.
00-C1, Class A1,
7.206s, 2033                                     510,404        563,438      2,892,288      3,192,815      2,041,615      2,253,752
Countrywide Home Loan
Ser. 98-3, Class A5, 6
3/4s, 2028                                        60,870         62,106        224,460        229,014        140,763        143,619
Countrywide Mortgage
Backed Securities, Inc.
Ser. 93-C, Class A8, 6
1/2s, 2024                                        87,303         89,475        321,432        329,432        202,383        207,420
Criimi Mae Commercial
Mortgage Trust 144A
Ser. 98-C1, Class B,
7s, 2011                                         280,000        294,062             --             --             --             --
CS First Boston Mortgage
Securities Corp.
Ser. 97-C1, Class A1C,
7.24s, 2029                                      429,000        484,491      2,632,000      2,972,450      1,886,000      2,129,955
Ser. 97-C2, Class A2,
6.52s, 2035                                    1,130,000      1,207,078        860,000        918,661        660,000        705,019
Ser. 98-C1, Class A1B,
6.48s, 2008                                      180,000        202,435      1,955,000      2,198,667      1,300,000      1,462,029
Ser. 01-CK3, Class A1,
5.26s, 2006                                           --             --        137,687        143,409         91,791         95,606
Ser. 03-CK2, Class A4,
4.801s, 2036                                   2,531,000      2,559,327      2,325,000      2,351,021      2,638,000      2,667,525
Ser. 02-HE16, Class M2,
FRN, 2.805s, 2032                                     --             --        584,000        574,209        367,000        360,847
Ser. 01-26, Class 4A,
IO, 7 1/2s, 2031                               2,677,329        100,818             --             --             --             --
CS First Boston Mortgage
Securities Corp. 144A
Ser. 03-CPN1, Class
ASP, IO, 1.81s, 2035                                  --             --     25,613,000      2,025,963     18,375,000      1,453,444
Ser. 01-CK1, Class ACP,
IO, 1.026s, 2035                               4,157,000        190,313     17,736,000        811,976     14,412,000        659,799
Deutsche Mortgage &
Asset Receiving Corp.
Ser. 98-C1, Class X,
IO, 0.801s, 2023                               5,046,146        180,953     19,555,279        701,246     14,643,277        525,103
DLJ Commercial Mortgage
Corp.
Ser. 00-CKP1, Class
A1A, 6.93s, 2009                                 743,705        822,069        497,547        549,972        328,987        363,651
Ser. 98-CF1, Class A1A,
6.14s, 2006                                      457,180        479,068        545,873        572,007        611,250        640,514
DLJ Commercial Mortgage
Corp. 144A Ser.
00-CKP1, Class S, IO,
1.086s, 2010                                   1,843,103        110,218             --             --             --             --
Fannie Mae
Ser. 02-36, Class SJ,
16.744s, 2029                                     77,113         86,529        288,816        324,081        181,942        204,158
Ser. 02-26, Class A2, 7
1/2s, 2048                                            --             --        535,807        584,867        381,247        416,155
Ser. 02-T18, Class A4,
7 1/2s, 2042                                      27,135         29,840        116,962        128,620         76,727         84,375
Ser. 02-T16, Class A3,
7 1/2s, 2042                                     346,240        380,751      1,512,762      1,663,542        994,308      1,093,412
Ser. 02-T19, Class A3,
7 1/2s, 2042                                      95,700        105,239             --             --             --             --
Ser. 03-W2, Class 1A3,
7 1/2s, 2042                                   4,632,823      5,094,583             --             --             --             --
Ser. 02-14, Class A2, 7
1/2s, 2042                                        10,852         11,934        441,051        485,012        400,744        440,687
Ser. 01-T10, Class A2,
7 1/2s, 2041                                          --             --             --             --         12,304         13,530
Ser. 02-T4, Class A3, 7
1/2s, 2041                                        91,320        100,422        854,756        939,950        609,287        670,016
Ser. 02-T6, Class A2, 7
1/2s, 2041                                        36,098         39,696      2,562,977      2,818,433        700,532        770,355
Ser. 01-T8, Class A1, 7
1/2s, 2041                                     1,166,912      1,283,220      9,191,214     10,107,316      9,015,333      9,913,906
Ser. 01-T7, Class A1, 7
1/2s, 2041                                            --             --             --             --         48,182         52,984
Ser. 01-T3, Class A1, 7
1/2s, 2040                                            --             --             --             --          7,361          8,094
Ser. 01-T1, Class A1, 7
1/2s, 2040                                            --             --             --             --         21,166         23,275
Ser. 99-T2, Class A1, 7
1/2s, 2039                                        11,682         12,847        109,467        120,377         86,535         95,160
Ser. 02-T1, Class A3, 7
1/2s, 2031                                            --             --      1,951,810      2,146,350             --             --
Ser. 00-T6, Class A1, 7
1/2s, 2030                                            --             --             --             --          4,746          5,219
Ser. 01-T5, Class A3, 7
1/2s, 2030                                            --             --      1,001,537      1,101,362             --             --
Ser. 01-T4, Class A1, 7
1/2s, 2028                                            --             --        337,202        370,811        239,574        263,452
Ser. 02-W3, Class A5, 7
1/2s, 2028                                         5,689          6,256      5,825,613      6,406,260      5,240,451      5,762,774
Ser. 02-T18, Class A3,
7s, 2042                                          52,003         56,269        232,157        251,200        145,795        157,753
Ser. 02-T16, Class A2,
7s, 2042                                         498,270        539,140      2,244,049      2,428,112      1,413,293      1,529,215
Ser. 02-36, Class QL,
IO, 6.845s, 2029                                 741,501         30,609      2,790,498        115,191      1,743,387         71,966
Ser. 02-36, Class QH,
IO, 6.745s, 2029                                 167,079         10,833        625,762         40,572        394,205         25,559
Ser. 98-1, Class SA,
IO, 13.2s, 2024                                       --             --        319,679         13,187        160,069          6,603
Ser. 03-22, IO, 6s,
2033                                           1,165,300        213,032             --             --             --             --
Ser. 03-5, Class PI,
PO, 5 1/2s, 2027                               1,122,597        162,777             --             --             --             --
Ser. 03-T2, Class 2,
IO, 2.093s, 2042                               3,117,825        117,030     30,009,064      1,126,416     21,337,614        800,926
Fannie Mae
Ser. 01-T12, IO,
0.574s, 2041                                   5,807,309        103,443      6,688,272        119,135      4,450,626         79,277
Ser. 01-50, Class B1,
IO, 0.49s, 2041                                3,261,583         50,453     11,189,974        173,095      7,491,695        115,887
Ser. 03-W2, Class 1,
IO, 0.47s, 2042                                1,725,935         25,697     60,599,489        902,233     48,517,945        722,358
Ser. 02-T4, IO, 0.445s,
2041                                          34,041,921        473,395     35,780,408        497,571     22,625,509        314,636
Ser. 02-T1, IO, 0.425s,
2031                                           5,264,598         70,743      6,537,277         87,845      4,151,004         55,779
Ser. 01-79, Class BI,
IO, 0.345s, 2045                               4,938,087         42,437     33,654,963        289,222     23,930,730        205,655
Ser. 02-T18, PO, zero
%, 2042                                           45,387         33,813        190,419        141,862        127,897         95,283
Ser. 02-W9, PO, zero %,
2042                                              58,140         43,315        243,927        181,726        163,836        122,058
Ser. 02-W4, PO, zero %,
2042                                               7,060          5,259         51,475         38,349         40,105         29,878
Ser. 01-T10, PO, zero
%, 2041                                          114,737         85,479        430,259        320,543        272,488        203,003
Ser. 01-T4, PO, zero %,
2041                                             117,179         87,298        144,522        107,669         91,791         68,384
Ser. 01-T8, PO, zero %,
2041                                             118,636         88,384        443,034        330,060        279,908        208,531
Ser. 01-T7, PO, zero %,
2041                                              39,497         29,425         48,712         36,290         30,939         23,049
Ser. 01-T3, PO, zero %,
2040                                              22,486         16,752         27,732         20,660         17,613         13,122
Ser. 01-T1, PO, zero %,
2040                                               8,046          5,994          9,923          7,393          6,302          4,695
Ser. 02-T4, PO, zero %,
2031                                               6,051          4,508         44,119         32,869         34,374         25,609
Ser. 02-T1, PO, zero %,
2031                                              15,821         11,787        115,360         85,943         89,880         66,960
Ser. 02-T6, PO, zero %,
2031                                               4,633          3,452         33,783         25,169         26,322         19,610
Ser. 01-T12, PO, zero %,
2031                                               2,268          1,689         16,533         12,317         12,881          9,596
Ser. 00-T6, PO, zero %,
2030                                              33,135         24,686         40,867         30,446         25,957         19,338
Ser. 02-W7, PO, zero %,
2029                                               5,690          4,239         41,486         30,907         32,323         24,081
Ser. 02-W3, PO, zero %,
2028                                               7,411          5,521         54,038         40,258         42,102         31,366
Federal Home Loan
Mortgage Corp.
Structured Pass-Through
Securities Ser. T-42,
PO, zero %, 2042                                   7,780          5,796         32,641         24,318         21,924         16,333
Federal Home Loan
Mortgage Corp.
Structured Pass-Through
Securities Ser. T-42,
Class A5, 7 1/2s, 2042                            35,596         39,144        333,312        366,534        237,849        261,555
FFCA Secured Lending
Corp.
Ser. 99-1A, Class C1,
7.59s, 2025                                      100,000         98,462             --             --             --             --
Ser. 00-1, IO, 1.694s,
2020                                           1,380,583        108,599      5,337,638        419,869      3,411,286        268,338
FFCA Secured Lending
Corp. 144A Ser. 00-1,
Class A2, 7.77s, 2027                            470,000        539,984      2,035,000      2,338,015      1,345,000      1,545,273
First Union National
Bank Commercial
Mortgage 144A Ser.
02-C1, IO, 1.205s, 2034                          885,000         49,059      5,425,000        300,731      3,870,000        214,531
First Union-Lehman
Brothers Commercial
Mortgage Trust II
Ser. 97-C1, Class A3,
7.38s, 2029                                      890,000      1,007,836             --             --             --             --
Ser. 97-C1, Class A2,
7.3s, 2029                                            --             --        204,288        212,875        134,907        140,578
Freddie Mac
Ser. 2412, Class GS,
FRN, 17.602s, 2032                               149,200        179,786        649,900        783,130        431,200        519,596
Ser. 2028, Class SG,
IO, 13.844s, 2023                                     --             --        574,610         21,548        449,185         16,844
Ser. 2032, Class SK,
IO, 13.2s, 2024                                  186,107          1,861             --             --             --             --
Ser. 1717, Class L, 6
1/2s, 2024                                            --             --         59,813         60,357             --             --
Ser. 2579, Class DI,
IO, 5 1/2s, 2023                                 536,800         98,919             --             --             --             --
Ser. 2553, Class IJ,
IO, 5 1/2s, 2020                                 171,700         16,982             --             --             --             --
Ser. 2422, Class CI,
IO, 6 1/2s, 2028                               1,653,249         41,848      6,166,277        156,084      3,885,599         98,354
Ser. 1208, Class F,
zero %, 2022                                      38,313         34,480             --             --             --             --
GE Capital Mortgage Services, Inc.
Ser. 98-11, Class 2A4,
6 3/4s, 2028                                          --             --         75,000         75,683             --             --
General Growth Properties-Mall
Properties Trust FRB Ser. 01-C1A,
Class D3, 3.53s, 2014                            161,226        161,308        576,504        576,797        381,079        381,273
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 02-C2, Class X2,
IO, 1.698s, 2038                                 235,000         16,535      1,430,000        100,620      1,020,000         71,771
Ser. 02-C1, Class X2,
IO, 1.133s, 2039                                 700,000         36,272      4,290,000        222,296      3,060,000        158,560
Government National
Mortgage Association
Ser. 97-13, Class PI,
IO, 8s, 2027                                     480,040         76,545             --             --             --             --
Ser. 99-31, Class MP,
PO, zero %, 2029                                 151,484        141,921        715,672        670,492        357,836        335,246
Ser. 98-2, Class EA,
PO, zero %, 2028                                 131,496        120,004         25,088         22,895             --             --
IStar Asset Receivables
Trust Ser. 02-1A, Class
E, 2.573s, 2020                                  133,000        132,839        501,000        500,393        314,000        313,620
JP Morgan Chase
Commercial Mortgage
Securities Corp. 144A
Ser. 02-C1, Class X2,
IO, 1.711s, 2037                                 620,000         48,664      3,795,000        297,873      2,705,000        212,318
Ser. 02-C2, Class X2,
IO, 1.305s, 2034                                 812,025         46,818      4,953,342        285,591      3,520,466        202,977
JP Morgan Commercial
Mortgage Finance Corp.
Ser. 00-C9, Class A1,
7.59s, 2032                                      213,043        233,150      1,544,199      1,689,933      1,223,164      1,338,600
LB Commercial Conduit
Mortgage Trust
Ser. 96-C2, Class A,
7.481s, 2026                                     275,044        290,171      1,034,689      1,091,597        652,684        688,581
Ser. 98-C1, Class A2,
6.4s, 2007                                       705,000        753,599             --             --             --             --
Ser. 98-C4, Class A1A,
5.87s, 2006                                      485,281        511,440      2,759,105      2,907,838      1,960,800      2,066,500
LB-UBS Commercial
Mortgage Trust
Ser. 00-C3, Class A1,
7.95s, 2009                                      914,091      1,036,909      1,863,338      2,113,700      1,236,057      1,402,137
Ser. 00-C4, Class A1,
7.18s, 2009                                      248,478        279,065      1,498,827      1,683,331        963,847      1,082,496
Ser. 02-C7, Class A2,
3.899s, 2026                                     500,000        509,515             --             --             --             --
LB-UBS Commercial
Mortgage Trust 144A
Ser. 02-C4, Class XCP,
IO, 1.695s, 2035                               2,137,112        166,012     13,054,885      1,014,110      9,287,225        721,436
Merit Securities Corp.
Ser. 11PA, Class 3A1,
FRB, 1.93s, 2027                                 360,876        350,797        723,483        703,276        474,245        460,999
Merrill Lynch Mortgage
Investors, Inc.
Ser. 96-C2, IO, 3.005s,
2028                                             820,403         54,686      1,500,736        100,035        572,598         38,168
Ser. 99-C1, Class A1,
7.37s, 2031                                      681,284        737,941        524,589        568,214        330,423        357,901
Ser. 95-C3, Class A3,
7.089s, 2025                                      80,305         82,915        341,944        353,057        229,258        236,709
Ser. 97-C1, Class A2,
7.03s, 2029                                      366,320        372,602        535,390        544,572        352,230        358,271
Merrill Lynch Mortgage
Trust 144A Ser. 02-MW1,
Class XP, IO, 1.674s,
2034                                           1,015,000         76,482      6,225,000        469,063      4,440,000        334,561
Morgan Stanley Capital I
Ser. 99-CAM1, Class A2,
6.76s, 2008                                      437,101        480,964             --             --             --             --
Ser. 98-CF1, Class A1,
6.33s, 2007                                      301,320        318,869      1,187,555      1,256,722        440,568        466,227
Morgan Stanley Capital I
144A Ser. 97-WF1, Class
A2, 7.22s, 2029                                       --             --      1,060,000      1,190,062        760,000        853,252
Morgan Stanley Dean
Witter Capital I
Ser. 03-TOP9, Class X2,
IO, 1.679s, 2036                               2,310,000        194,509             --             --             --             --
Ser. 02-HQ, Class X1,
IO, 0.572s, 2034                               2,698,516         68,364     10,119,434        256,363      6,408,975        162,363
Morgan Stanley Dean
Witter Capital I 144A
FRB Ser. 01-XLF, Class
D, 2.858s, 2013                                  111,153        111,152        193,461        193,461        130,147        130,147
FRB Ser. 01-XLF, Class
E, 2.808s, 2013                                  141,843        141,842        149,096        149,096        100,740        100,740
Mortgage Capital
Funding, Inc.
Ser. 97-MC2, Class X,
IO, 1.545s, 2012                               1,683,495         74,969        466,411         20,770             --             --
Ser. 97-MC1, Class A3,
7.288s, 2027                                     182,000        194,740        675,000        722,250        426,000        455,820
Nomura Asset Securities
Corp.
Ser. 95-MD3, Class A1B,
8.15s, 2020                                      606,317        666,209        221,354        243,219        149,173        163,909
Ser. 96-MD5, Class A1B,
7.12s, 2039                                      548,600        606,090        375,200        414,519        234,100        258,632
Prudential Commercial
Mortgage Trust 144A
Ser. 03-PWR1, Class X2,
IO, 1.732s, 2036                               4,355,000        380,382     17,059,000      1,489,997     12,284,000      1,072,931
Prudential Home Mortgage
Securities Ser. 93-57,
Class A4, 5.9s, 2023                                  --             --            348            350             --             --
Prudential Mortgage
Capital Funding, LLC
144A IO, 0.821s, 2034                          1,295,338         49,104      7,905,660        299,689      5,626,932        213,306
Prudential Securities
Secured Financing Corp.
Ser. 99-C2, Class A1,
6.955s, 2031                                     437,290        478,977      2,690,570      2,947,062      1,935,119      2,119,593
Residential Asset
Mortgage Products, Inc.
Ser. 02-SL1, Class AI3,
7s, 2032                                         171,000        176,638        639,000        660,067        402,000        415,253
Ser. 02-RZ1, Class AIO,
IO, 0.482s, 2004                                 403,810         23,077             --             --             --             --
Saco I, Inc. Ser. 01-1A,
Class AIO, IO, 0.762s,
2004                                           1,882,842        134,741             --             --             --             --
Salomon Brothers
Mortgage Securities VII
Ser. 00-C2, Class A1,
7.298s, 2033                                      42,233         46,509        155,763        171,534         98,090        108,022
Sasco Arc Net Interest
Margin Notes Ser.
02-BC10, Class A, 7
3/4s, 2033                                       146,014        144,687         63,242         62,667             --             --
Strategic Hotel Capital,
Inc. Ser. 03-1, Class
A, 1.89s, 2013                                   763,000        763,000      2,970,000      2,970,000      2,113,000      2,113,000
Strategic Hotel Capital,
Inc. 144A Ser. 03-1,
Class I, 3.741s, 2013                          1,000,000      1,000,000      1,500,000      1,500,000      1,100,000      1,100,000
Structured Asset
Securities Corp.
Ser. 03-12XS, Class A,
IO, 5s, 2005                                   4,881,000        191,999             --             --             --             --
Ser. 02-HF1, Class A,
IO, 6s, 2005                                   1,063,636         57,217      3,995,182        214,917      2,519,182        135,517
Ser. 02-HF2, Class A,
IO, 6s, 2004                                          --             --      1,679,000         95,127             --             --
Structured Asset
Security Corp. Ser.
00-1, Class A1, 1.595s,
2024                                                  --             --        291,971        291,971        175,182        175,182
TIAA Commercial Real
Estate Securitization
Ser. 01-C1A, Class A1,
5.77s, 2016                                      111,469        118,244             --             --             --             --
TIAA Retail Commercial
Mortgage Trust Ser.
99-1, Class A, 7.17s,
2032                                           1,280,023      1,410,841      1,328,892      1,464,705        955,945      1,053,642
                                                          -------------                 -------------                 -------------
Total Collateralized
Mortgage Obligations
(cost $38,564,409, $109,466,739
and $76,823,836)                                            $38,222,103                  $107,504,828                   $75,634,725
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                   1.6%                          4.3%                          5.5%
                                               Principal                     Principal                     Principal
ASSET-BACKED SECURITIES (a)                       Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp.
Ser. 01-HE1, Class M2,
FRN, 2.684s, 2031                               $375,000       $364,219       $280,000       $271,950       $195,000       $189,394
AFC Home Equity Loan
Trust Ser. 99-2, Class
1A, 1.746s, 2029                               1,487,612      1,487,612      2,768,435      2,768,435      1,969,415      1,969,415
Ameriquest Mortgage
Securities, Inc. Ser.
03-3, Class S, IO, 5s,
2005                                           2,603,000        186,684     16,010,000      1,148,217     11,481,000        823,403
Amortizing Residential
Collateral Trust
Ser. 01-BC6, Class A,
IO, 6s, 2004                                   2,210,091         91,413      3,031,636        125,393      1,998,818         82,674
Ser. 02-BC1, Class A,
IO, 6s, 2005                                          --             --      3,566,182        216,306      2,237,455        135,713
Ser. 02-BC4, Class A,
IO, 6s, 2004                                     826,364         40,695      3,403,636        167,614      2,180,455        107,378
Ser. 02-BC1, Class M2,
FRN, 2.405s, 2032                                     --             --        510,000        493,246        320,000        309,488
Ser. 02-BC3, Class A,
IO, 6s, 2005                                     883,636         53,211      3,321,818        200,034      2,094,545        126,130
Ser. 02-BC3N, Class B2,
7s, 2032                                              --             --        177,471        175,791        138,217        136,909
Ser. 02-BC5, Class A,
IO, 6s, 2004                                     779,727         42,157      3,642,545        196,941      2,398,909        129,702
Ser. 02-BC6, Class A,
IO, 6s, 2004                                     818,182         48,168      2,884,091        169,793      1,914,545        112,714
Ser. 02-BC6, Class M2,
FRN, 2.505s, 2032                                135,000        130,375        575,000        555,302        375,000        362,153
AQ Finance NIM Trust
Ser. 03-N1, Class Note,
9.37s, 2033                                      250,000        249,994        900,000        899,979        636,000        635,985
Ser. 02-1, Class Note,
9 1/2s, 2032                                          --             --        110,973        110,661        102,374        102,086
AQ Finance NIM Trust
144A Ser. 03-N2, Class
Note, 9.3s, 2033                                      --             --      1,419,419      1,419,419      1,011,958      1,011,958
Arc Net Interest Margin
Trust 144A Ser. 02-8A,
Class A1, 7 3/4s, 2032                           151,457        150,208             --             --         75,348         74,727
Asset Backed Funding
Certificates
Ser. 02-OPT1, Class A,
IO, 6s, 2005                                          --             --             --             --        291,000         20,545
FRN Ser. 02-OPT1, Class
M3, 2.705s, 2012                                  63,000         62,698        550,000        547,360        178,000        177,146
Asset Backed Securities
Corp. Home Equity Loan
Trust FRN, Ser. 02-HE2,
Class M2, 2.41s, 2032                            163,000        157,830        515,000        498,665        265,000        256,595
Asset Backed Securities
Corp. Home Equity Loan
Trust FRB, Ser. 02-HE3,
Class M4, 4.28s, 2032                             56,000         47,595        348,000        295,768        253,000        215,027
Asset Backed Securities Corp. Home
Equity Loan Trust
Ser. 01-HE3, Class A,
IO, 5.05s, 2031                                2,225,357         73,958      8,366,386        278,048      5,391,586        179,184
Ser. 02-HE1, Class A,
IO, 5.05s, 2032                                1,203,000         59,510      4,093,000        202,473      2,711,000        134,108
Ser. 03-HE1, Class A2,
1.88s, 2033                                      977,953        979,836             --             --             --             --
Bank One Issuance Trust
FRN Ser. 02-C1, Class
C1, 2.24s, 2009                                  151,000        150,044        568,000        564,406        354,000        351,760
Bayview Financial
Acquisition Trust Ser.
02-CA, Class A, IO,
10.5s, 2004                                      250,000         18,477             --             --             --             --
Bear Stearns Asset Backed
Securities, Inc.
Ser. 03-1, Class A, IO,
5s, 2005                                       1,263,000        139,325      5,153,000        568,440      3,675,000        405,398
Ser. 03-1, Class A1,
1.84s, 2042                                    1,005,674      1,005,674      2,869,214      2,869,214      2,041,296      2,041,296
CDC Mortgage Capital
Trust Ser. 02-HE2,
Class A, IO, 5 1/4s,
2005                                             434,858         31,834      1,798,742        131,676      1,149,179         84,125
Centex Home Equity Ser.
03-A, Class A, IO,
4.437s, 2006                                   3,300,000        193,875     20,309,000      1,193,154     14,630,000        859,513
Chase Funding Net
Interest Margin
Ser. 02-1, Class Note,
8 1/2s, 2035                                      15,277         15,170         59,411         58,995             --             --
Ser. 02-C1, Class Note,
8 1/2s, 2035                                       9,963          9,894         36,116         35,867             --             --
Chase Funding Net
Interest Margin 144A
Ser. 02-4A, Class Note,
8 1/2s, 2035                                      84,200         83,518             --             --             --             --
Ser. 03-1A, Class Note,
8 3/4s, 2004                                     136,002        135,989        528,316        528,263        373,134        373,097
CNL Funding Ser. 99-1,
Class A2, 7.645s, 2014                           122,000        132,663        455,000        494,767        286,000        310,996
Conseco Finance
Securitizations Corp.
Ser. 00-4, Class A6,
8.31s, 2032                                           --             --      3,775,000      3,391,701      2,700,000      2,425,852
Ser. 01-04, Class A4,
7.36s, 2019                                      330,000        303,958        620,000        571,073        415,000        382,250
Ser. 01-1, Class A, IO,
2 1/2s, 2032                                   1,239,975         83,081      4,579,975        306,866      2,901,625        194,414
Ser. 01-3, Class A3,
5.79s, 2024                                           --             --        987,000        970,961        751,000        738,796
Ser. 01-3, Class A, IO,
2 1/2s, 2033                                   2,353,850        170,169      9,148,017        661,346      5,693,950        411,638
Ser. 01-4, Class A, IO,
2 1/2s, 2033                                   1,369,000         80,541      4,669,400        274,711      3,100,600        182,415
Ser. 02-1, Class A,
6.681s, 2032                                     228,656        223,898        852,264        834,529        532,146        521,072
Ser. 02-2, Class A, IO,
8 1/2s, 2010                                     222,464         72,741        838,874        274,293        528,352        172,759
Ser. 02-A, Class A, IO,
7 1/4s, 2032                                   1,158,673         54,700      4,313,341        203,630      2,729,218        128,844
Conseco Recreational Enthusiast
Consumer Trust Ser. 01-A,
Class AP, IO, 5s, 2025                           761,388         43,148      2,819,765        159,796      1,774,861        100,581
CS First Boston Mortgage
Securities Corp.
FRN Ser. 02-1, Class
M2, 2.705s, 2032                                 194,000        189,982        465,000        455,370        295,000        288,891
FRN Ser. 02-2, Class
M2, 2.655s, 2032                                 156,000        152,621        264,000        258,281        167,000        163,382
Fannie Mae Ser. 03-T2,
Class S1, IO, 4 1/2s,
2004                                           1,800,000         93,267     10,900,000        564,783      7,700,000        398,975
Federal Home Loan
Mortgage Acceptance
Corp. Ser. T-25, Class
A1, 1.445s, 2030                                      --             --        508,845        508,208             --             --
Federal Home Loan
Mortgage Corp.
Structured Pass-Through
Securities Ser. T-40,
Class S, IO, 4 1/2s,
2004                                             900,000         41,310      3,355,000        153,995      2,115,000         97,079
First Franklin Mortgage
Loan Asset Backed
Certificates Ser.
02-FF3, Class A, IO,
6s, 2004                                              --             --             --             --      2,208,000        112,935
First Franklin NIM Trust
Ser. 02-FF3, Class
Note, 7 3/4s, 2032                                88,951         88,006             --             --        110,753        109,576
First Plus 144A Ser.
98-A, Class A, 8 1/2s,
2023                                              64,736         42,726        139,770         92,248        214,805        141,771
First USA Credit Card
Master Trust Ser. 98-1,
Class A, 1.38s, 2006                                  --             --      3,155,000      3,154,977      1,230,000      1,229,991
Freddie Mac Ser. T-49,
Class S, 0.353s, 2005                                 --             --      2,314,000        138,377      1,518,000         90,776
Green Tree Financial
Corp.
Ser. 96-2, Class A4,
7.2s, 2027                                       871,912        897,396             --             --             --             --
Ser. 97-2, Class A7,
7.62s, 2028                                      459,432        475,288             --             --             --             --
Ser. 99-5, Class A5,
7.86s, 2031                                      613,000        550,826      2,185,000      1,963,386      1,130,000      1,015,389
Greenpoint Manufactured
Housing Ser. 99-5,
Class A4, 7.59s, 2028                            320,000        324,100        760,000        769,738        505,000        511,470
GSAMP Trust
Ser. 02-HE2N, Class
Note, 8 1/4s, 2032                                83,397         83,032         96,740         96,317         65,050         64,765
Ser. 02-WMC1N, 8s, 2032                          111,505        111,001        138,557        137,930         91,052         90,640
FRB Ser. 03-FM1, Class
B3, 5.805s, 2033                                  50,000         46,688             --             --             --             --
Home Equity Asset Trust
Ser. 02-1N, Class A,
8s, 2032                                          17,470         17,033        197,241        192,310        111,646        108,855
Ser. 02-5, Class B1,
5.103s, 2033                                     497,000        506,582      1,567,000      1,597,212      1,115,000      1,136,497
Home Equity Asset Trust
144A Ser. 02-5N, Class
A, 8s, 2033                                       85,000         83,513             --             --             --             --
Irwin Home Equity Ser.
03-B, Class A, IO, 10s,
2005                                             854,000        194,952      5,135,000      1,172,224      3,764,000        859,251
Marriot Vacation Club
Owner Trust 144A FRB
Ser. 02-1A, Class A1,
1.984s, 2010                                      92,866         92,866        393,532        393,532        262,968        262,968
MBNA Master Credit Card
Trust FRN
Ser. 96-E, Class A,
1.45s, 2005                                           --             --     12,000,000     12,001,171      4,800,000      4,800,468
Ser. 96-J, Class A,
1.43s, 2006                                           --             --     20,000,000     20,005,112     11,900,000     11,903,042
Ser. 96-K, Class A,
1.41s, 2006                                           --             --      3,112,000      3,112,603      1,214,000      1,214,235
Merit Securities Corp.
Ser. 13, Class A4,
7.88s, 2033                                      242,000        242,000        713,000        713,000      1,064,000      1,064,000
Mid-State Trust Ser. 10,
Class B, 7.54s, 2036                             135,693        123,549             --             --             --             --
Morgan Stanley Dean
Witter Capital I FRN
Ser. 02-AM2, Class B1,
3.555s, 2032                                      40,000         35,345        155,000        136,960         95,000         83,943
Ser. 02-NC3, Class M2,
2.605s, 2032                                      66,000         62,806        288,000        274,061        189,000        179,852
Ser. 02-HE1, Class B1,
3.136s, 2013                                     120,000        110,616        445,000        410,199        280,000        258,103
Morgan Stanley Dean
Witter Capital I 144A
Ser. 01-NC4N, Class
Note, 8 1/2s, 2032                                    --             --        117,930        117,930         74,120         74,120
New Century Home Equity
Loan Trust Ser. 03-2,
Class A, IO, 5 1/2s,
2005                                           1,079,000         93,118      6,636,000        572,687      4,763,000        411,047
NovaStar Caps Trust Ser.
02-C1, Class A, 7.15s,
2031                                              50,842         50,842        218,869        218,869        145,086        145,086
Oakwood Mortgage
Investors, Inc.
Ser. 00-A, Class A3,
7.945s, 2022                                     498,467        519,028             --             --             --             --
Ser. 01-E, Class A, IO,
6s, 2009                                         310,300         65,456      1,059,603        223,517        710,516        149,879
Ser. 99-A, Class A3,
6.09s, 2029                                      990,824      1,006,306             --             --             --             --
Ocwen Mortgage Loan
Asset Backed
Certificates Ser.
99-OFS1, Class AV,
1.703s, 2029                                   1,509,483      1,508,540      2,750,690      2,748,971      1,998,276      1,997,027
Option One Mortgage
Securities Corp. 144A
Ser. 02-1, Class CTFS,
6 3/4s, 2032                                          --             --        142,928        142,325         93,539         93,144
Pacific America Home
Equity Loan Ser. 98-1,
Class A, 1.64s, 2028                             790,617        790,371        214,055        213,988             --             --
Pass-Through Amortizing
Credit Card Trust Ser.
02-1A, Class A3FL,
4.28s, 2012                                      373,850        372,448        385,066        383,622        243,003        242,091
Residential Asset
Mortgage Products, Inc.
Ser. 02-RZ3, Class A,
IO, 3.354s, 2005                                      --             --      3,048,889        207,229      2,000,000        135,938
Ser. 03-RS1, Class A,
IO, 1s, 2005                                   9,200,000         87,602     55,600,000        529,423     39,300,000        374,215
Ser. 03-RZ1, Class A,
IO, 5 3/4s, 2005                               2,306,000        188,443             --             --      3,200,000        261,500
Residential Asset
Securities Corp.
Ser. 02-KS4, Class A,
IO, 5s, 2004                                     821,792         39,773      3,073,583        148,757      1,933,708         93,588
Ser. 02-KS6, Class A,
IO, 4 1/2s, 2005                                 330,242         13,416      1,434,194         58,264        934,113         37,948
Ser. 03-KS2, Class A,
IO, 3 1/2s, 2032                               6,271,000        190,011     32,595,000        987,629     24,872,000        753,622
Residential Asset
Securities Corp. Ser.
01-KS3, Class A, IO 5s,
2004                                           1,817,517         61,909      6,821,678        232,363      4,398,322        149,818
Residential Funding
Mortgage Securities,
Inc. Ser. 01-HS2, Class
A, IO, 7 1/4s, 2003                            1,920,423         90,320             --             --             --             --
Saxon Asset Securities
Trust Ser. 02-3, Class
AV, 1.753s, 2032                                 920,983        920,983             --             --             --             --
Structured Asset
Investment Loan Trust
Ser. 03-BC1A, Class A,
7 3/4s, 2033                                     155,812        155,055        928,097        923,586        793,576        789,719
Ser. 03-BC2, Class A,
IO, 6s, 2005                                   3,701,000        302,035     14,404,000      1,175,495     10,476,000        854,935
Ser. 03-BC2, Class B,
7s, 2033                                          51,000         48,307        311,000        294,575        226,000        214,064
Structured Asset
Securities Corp.
Ser. 02-BC10, Class A,
IO, 6s, 2004                                   1,508,000         92,137      3,461,000        211,464      2,333,000        142,544
Ser. 02-BC8, Class A,
IO, 6s, 2004                                          --             --      5,800,000        328,612      5,700,000        322,946
Ser. 02-BC9, Class A,
IO, 6s, 2004                                   6,849,000        420,899      2,884,000        177,233      1,938,000        119,098
Ser. 03-BC2, Class A,
IO, 10s, 2005                                  1,780,000        181,889     10,952,000      1,119,129      7,866,000        803,787
TIAA Commercial Real
Estate Securitization
Ser. 02-1A, Class III,
FRN, 7.6s, 2037                                  100,000        108,957        284,000        309,439        178,000        193,944
TIAA Commercial Real
Estate Securitization
144A Ser. 02-1A, Class
IIFX, 6.77s, 2037                                200,000        218,354             --             --             --             --
Xerox Equipment Lease
Owner Trust 144A FRB
Ser. 01-1, Class A,
3.28s, 2008                                      157,532        157,532        323,142        323,142        206,003        206,003
                                                          -------------                 -------------                 -------------
Total Asset-Backed Securities
(cost $19,937,092,
$87,420,709 and $53,461,419)                                $19,424,098                   $84,785,326                   $51,730,157
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                   0.2%                          0.1%                          0.2%
CONVERTIBLE                                    Principal                     Principal                     Principal
BONDS AND NOTES (a)                               Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. cv.
notes 5s, 2010                                   $70,000        $55,213            $--            $--        $40,000        $31,550
DaVita, Inc. cv. sub.
notes 7s, 2009                                   205,000        207,306             --             --        295,000        298,319
Freeport-McMoRan Copper
& Gold, Inc. cv. sr.
notes 8 1/4s, 2006                                90,000        126,225        446,000        625,515        157,000        220,193
Freeport-McMoRan Copper
& Gold, Inc. 144A cv.
sr. notes 8 1/4s, 2006                           179,000        251,048             --             --         40,000         56,100
Nextel Communications,
Inc. cv. sr. notes 5
1/4s, 2010                                       830,000        712,761             --             --        500,000        429,375
Rite Aid Corp. cv. notes
4 3/4s, 2006                                     375,000        315,938        617,000        519,823        260,000        219,050
Service Corp.
International cv. sub.
notes 6 3/4s, 2008                               816,000        716,040      1,155,000      1,013,513        500,000        438,750
                                                          -------------                 -------------                 -------------
Total Convertible Bonds and Notes
(cost $2,209,480, $2,067,459 and $1,508,923)                 $2,384,531                    $2,158,851                    $1,693,337
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                   0.1%                          0.1%                          0.1%
CONVERTIBLE
PREFERRED STOCKS (a)                              Shares          Value         Shares          Value         Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Anthem, Inc. $3.00 units
cv. pfd.                                           6,736       $551,510         10,749       $880,074          4,800       $393,000
CenterPoint Energy, Inc.
$3.75 cv. pfd.                                     3,300         76,725          5,400        125,550          2,300         53,475
Ford Motor Company
Capital Trust II $3.25
cum. cv. pfd.                                      9,083        322,447         14,986        532,003          6,536        232,028
Global Crossing, Ltd.
6.75% cum. cv. pfd.
(Bermuda) (In default)
(NON)                                                 --             --          9,652             97          7,465             75
Hartford Financial
Services Group, Inc.
(The) $3.00 cv. pfd.                               9,067        375,147         14,959        618,929          6,524        269,931
Interact Electronic
Marketing, Inc. 14.00%
cum. cv. pfd. (In
default) (NON)                                       400              4             --             --             90              1
Knology, Inc. 144A Ser.
D, zero % cv. pfd.                                 1,493            747             --             --            664            332
                                                          -------------                 -------------                 -------------
Total Convertible Preferred Stocks
(cost $1,394,076, $4,205,478 and $2,363,792)                 $1,326,580                    $2,156,653                      $948,842
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                    --%                           --%                           --%
UNITS (a)                                          Units          Value          Units          Value          Units          Value
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow
Corp. units zero %,
2008                                                  --            $--        775,000       $511,500             --            $--
Korea Telecom Structured
Call Warrants (issued
by UBS AG), Exp.
12/1/03 (South Korea)                             10,276        355,964             --             --             --             --
Singapore Press
Holdings, Ltd.
Structured Call
Warrants (issued by
Merrill Lynch
International & Co.
CV), Exp. 6/12/03
(Singapore)                                        5,900         59,505             --             --             --             --
                                                          -------------                 -------------                 -------------
Total Units
(cost $511,726, $478,262 and $--)                              $415,469                      $511,500                           $--
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                    --%                           --%                           --%
PREFERRED STOCKS (a)                              Shares          Value         Shares          Value         Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications
Corp. 13.00% pfd. (PIK)                               40        $32,000             --            $--              1           $800
Dobson Communications
Corp. 12.25% pfd. (PIK)                               14         11,200             --             --             --             --
Metrocall Holdings, Inc.
Ser. A, 15.00% cum. pfd.                              52              4             --             --             22              2
Nextel Communications,
Inc. Ser. D, 13.00%
cum. pfd. (PIK)                                        6          6,420             --             --              2          2,140
Nextel Communications,
Inc. Ser. E, 11.125%
pfd. (PIK)                                           276        292,560             --             --            136        144,160
NTL Europe, Inc. Ser. A,
zero % cum. pfd.                                      14             46             --             --              9             29
                                                          -------------                 -------------                 -------------
Total Preferred Stocks
(cost $241,649, $-- and $96,219)                               $342,230                           $--                      $147,131
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                        BALANCED                    CONSERVATIVE

                                                     --%                           --%                           --%
                               Expiration
WARRANTS (a) (NON)                   Date       Warrants          Value       Warrants          Value       Warrants          Value
-----------------------------------------------------------------------------------------------------------------------------------
Birch
Telecommunications,
Inc. 144A                         6/15/08            340             $1             --            $--             80             $1
Dayton Superior Corp.
144A                              6/15/09            630            158             --             --            330             83
Diva Systems Corp. 144A            3/1/08          5,157             52             --             --          3,189             32
Diva Systems Corp. 144A           5/15/06            502              5             --             --            128              1
Horizon PCS, Inc.                 10/1/10            700              1             --             --            340              1
Interact Systems, Inc.             8/1/03            400              1             --             --             90              1
Interact Systems, Inc.
144A                             12/15/09            400              4             --             --             90              1
iPCS, Inc. 144A                   7/15/10            500            125             --             --            260             65
IWO Holdings, Inc.                1/15/11            268             67             --             --            130             33
ONO Finance PLC 144A
(United Kingdom)                  2/15/11            290              1             --             --             --             --
Paxson Communications
Corp. 144A                        6/30/03            960              1             --             --            320              1
Pliant Corp. 144A                  6/1/10             --             --             --             --            160             80
Solutia, Inc. 144A                7/15/09            190            238            150            188            290            357
Sun Healthcare Group,
Inc.                              2/28/05            306              1             --             --             --             --
Travel Centers of
America, Inc. 144A                 5/1/09            210          2,100             --             --            180          1,800
Ubiquitel, Inc. 144A              4/15/10             --             --             --             --            590              1
Verado Holdings, Inc.
144A                              4/15/08          1,510             15             --             --            360              4
Versatel Telecom NV
(Netherlands)                     5/15/08             20              1             --             --             10              1
Washington Group
International, Inc.
Ser. A                            1/25/06            763            571             --             --            367            275
Washington Group
International, Inc.
Ser. B                            1/25/06            871            434             --             --            419            210
Washington Group
International, Inc.
Ser. C                            1/25/06            471            234             --             --            227            114
                                           -------------                 -------------                 -------------
Total Warrants
(cost $549,704, $12,801 and $145,326)             $4,010                          $188                        $3,061
-----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                  17.0%                         13.7%                         18.9%
SHORT-TERM                                     Principal                     Principal                     Principal
INVESTMENTS (a)                                   Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
Short-term investments
held as collateral for
loaned securities with
yields ranging from
1.20% to 1.44% and due
dates ranging from
April 1, 2003 to May
20, 2003 (d)                                 $34,928,480    $34,916,964    $59,296,764    $59,277,214    $11,993,449    $11,989,495
Short-term investments
held in Putnam
commingled cash account
with yields ranging
from 1.18% to 1.43% and
due dates ranging from
April 1, 2003 to May
23, 2003 (d)                                 145,756,610    145,756,610    189,797,385    189,797,385    150,865,691    150,865,690
U.S. Treasury Bill zero
%, May 8, 2003 (SEG)                          25,200,000     25,170,335     22,200,000     22,173,869     14,010,000     13,993,489
                                                          -------------                 -------------                 -------------
Total Short-Term Investments
(cost $205,843,909, $271,248,
468 and $176,848,674)                                      $205,843,909                  $271,248,468                  $176,848,674
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments
(cost $1,430,670,326, $2,227,521,615
and $1,015,448,148)                                      $1,304,603,485                $2,134,246,588                  $991,079,230
-----------------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets as follows:

---------------------------------------
Growth portfolio         $1,212,072,194
Balanced portfolio        1,983,631,219
Conservative portfolio      936,998,429
---------------------------------------

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. Quorum
      Broadcast Holdings, Inc. Class E was acquired on 5/15/01 with a cost of $113,758 and $55,881 for Growth and Conservative portfolios, respectively. The total market value of restricted securities held at March 31, 2003 did not exceed 0.1% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2003.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American
      Depositary Receipts and Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      TBA after the name of a security represents to be announced securities
      (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates shown at March 31, 2003, which are subject to change based on the terms of the security.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2003: (as a percentage of Market Value)

Growth Portfolio
--------------------------
Australia              0.9%
Bermuda                0.6
Brazil                 0.9
Canada                 1.4
Finland                0.5
France                 2.2
Germany                1.0
Hong Kong              0.5
Italy                  0.6
Japan                  4.0
Mexico                 0.9
Netherlands            0.9
South Africa           0.5
South Korea            2.0
Switzerland            2.3
Taiwan                 0.8
United Kingdom         5.7
United States         69.5
Other                  4.8
--------------------------
Total                100.0%

Balanced Portfolio
--------------------------
Australia              0.6%
Bermuda                0.5
Canada                 1.7
France                 1.1
Germany                0.8
Japan                  2.7
Netherlands            0.9
Switzerland            1.2
United Kingdom         3.5
United States         84.2
Other                  2.8
--------------------------
Total                100.0%

Conservative Portfolio
--------------------------
Canada                 1.4%
France                 0.6
Japan                  0.9
Netherlands            0.5
United Kingdom         1.8
United States         92.1
Other                  2.7
--------------------------
Total                100.0%



-------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at March 31, 2003                                  GROWTH
(aggregate face value $149,055,343)
                                        Aggregate                  Unrealized
                             Market          Face      Delivery  Appreciation/
                              Value         Value          Date (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars      $47,475,259   $47,232,379        6/18/03     $242,880
British Pounds           27,048,723    27,120,301        6/18/03      (71,578)
Canadian Dollars         12,178,135    12,170,109        6/18/03        8,026
Euro                     21,776,810    21,629,004        6/18/03      147,806
Japanese Yen              2,956,189     2,919,659        6/18/03       36,530
New Zealand Dollars         252,544       255,760        6/18/03       (3,216)
Norwegian Krone          11,901,854    12,215,310        6/18/03     (313,456)
South Korean Won          6,425,785     6,651,411        6/18/03     (225,626)
Swedish Krona            18,738,040    18,861,410        6/18/03     (123,370)
-------------------------------------------------------------------------------
                                                                    $(302,004)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at March 31, 2003                                  GROWTH
(aggregate face value $207,137,193)
                                        Aggregate                  Unrealized
                             Market          Face    Expiration  Appreciation/
                              Value         Value          Date (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars      $10,808,004   $10,751,969        6/18/03     $(56,035)
British Pounds           24,478,865    24,440,627        6/18/03      (38,238)
Canadian Dollars         12,946,479    12,757,746        6/18/03     (188,733)
Danish Krone              1,525,037     1,517,688        6/18/03       (7,349)
Euro                     66,558,768    65,622,235        6/18/03     (936,533)
Hong Kong Dollars         4,658,733     4,658,033        6/18/03         (700)
Japanese Yen             43,218,977    43,485,575        6/18/03      266,598
Mexican Peso              7,442,231     7,015,006        6/18/03     (427,225)
Norwegian Krone           3,989,975     4,095,058        6/18/03      105,083
Singapore Dollars         2,138,922     2,178,299        6/18/03       39,377
Swedish Krona             3,768,667     3,793,480        6/18/03       24,813
Swiss Francs             26,802,260    26,821,477        6/18/03       19,217
-------------------------------------------------------------------------------
                                                                  $(1,199,725)
-------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 2003                                  GROWTH
                                                                   Unrealized
                                        Aggregate                  Unrealized
                             Market          Face    Expiration  Appreciation/
                              Value         Value          Date (Depreciation)
-------------------------------------------------------------------------------
CBT Interest Rate
Swap 10 yr (Long)          $792,094      $795,149         Jun-03      $(3,055)
Euro 90 day (Short)       7,908,000     7,902,664         Jun-03       (5,336)
Dow Jones Euro
Stoxx 50 (Short)         21,873,983    23,455,690         Jun-03    1,581,707
FT-SE 100 Index
(Short)                  18,557,232    19,341,724         Jun-03      784,492
Nasdaq 100 Index
(Long)                      306,300       308,323         Jun-03       (2,023)
Russell 2000
Index (Short)            95,850,350    94,751,407         Jun-03   (1,098,943)
S&P 500 Index
(Long)                  286,286,000   280,151,096         Jun-03    6,134,904
S&P 500 Index
(Short)                  21,386,750    21,074,624         Jun-03     (312,126)
SPI 200 Index
(Short)                   8,635,438     8,625,608         Jun-03       (9,830)
Tokyo Price
Index (Long)             25,772,942    25,715,030         Jun-03       57,912
Tokyo Price
Index (Short)            14,004,175    13,994,384         Jun-03       (9,791)
U.K. Long Gilt
(Long)                   55,243,234    55,964,096         Jun-03     (720,862)
U.S. Treasury
Bond (Long)               3,157,000     3,145,442         Jun-03       11,558
U.S. Treasury
Note 2 yr (Short)        30,389,907    30,292,371         Jun-03      (97,536)
U.S. Treasury
Note 5 yr (Short)         9,193,500     9,175,862         Jun-03      (17,638)
U.S. Treasury
Note 10 yr (Long)         6,892,500     6,937,337         Jun-03      (44,837)
U.S. Treasury
Note 10 yr (Short)       54,565,625    54,452,039         Jun-03     (113,586)
-------------------------------------------------------------------------------
                                                                   $6,135,010
-------------------------------------------------------------------------------

TBA Sales Commitments
at March 31, 2003                                      GROWTH
(proceeds receivable $18,785,216)
                                        Principal     Settlement        Market
Agency                                     Amount          Date          Value
-------------------------------------------------------------------------------
FHLMC, 6s, March 1, 2033               $2,000,000       3/13/03     $2,073,720
FNMA, 7s, April 1, 2033                 4,400,000       4/14/03      4,636,500
FNMA, 4 1/2s, April 1, 2018            12,008,000       4/22/03     12,158,100
-------------------------------------------------------------------------------
                                                                   $18,868,320
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Swap Contracts Outstanding
at March 31, 2003                                      GROWTH
                                                                     Unrealized
                                          Notional  Termination    Appreciation/
                                            Amount         Date   (Depreciation)
-------------------------------------------------------------------------------
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 31, 2003 to receive (pay)
the notional amount multiplied by
the difference of the return of the
Lehman Brothers MBS Fixed Rate
Index plus 100 and 1.00 and receive
the notional amount multiplied by
the three month USD-LIBOR-BBA
adjusted by a specified spread
                                       $10,000,274     05/01/03        $(39,265)

Agreement with Merrill Lynch
Capital Services, Inc. dated
February 28, 2001 to pay
semi-annually the notional amount
multiplied by 5.815% and receive
quarterly the notional amount
multiplied by three month
USD-LIBOR-BBA                            7,200,000     03/02/11        (958,181)

Agreement with Merrill Lynch
Capital Services, Inc. dated
February 28, 2001 to pay
semi-annually the notional amount
multiplied by 5.485% and receive
quarterly the notional amount
multiplied by three month
USD-LIBOR-BBA                            2,500,000     03/02/06        (227,519)

Agreement with Merrill Lynch
Capital Services, Inc. dated July
30, 2002 to receive semi-annually
the notional amount multiplied by
the three month LIBOR-BBA and pay
the notional amount multiplied by
5.204%                                     553,964     08/01/12         (46,737)

Agreement with Merrill Lynch
Capital Services, Inc. dated July
30, 2002 to pay quarterly the
notional amount multiplied by the
three month LIBOR-BBA and receive
semi-annually the notional amount
multiplied by 5.845%                       570,000     08/01/22          62,597

Agreement with Merrill Lynch
Capital Services, Inc. dated August
8, 2002 to receive quarterly the
notional amount multiplied by the
three month LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 5.601%                       283,084     08/12/22          22,200

Agreement with Merrill Lynch
Capital Services, Inc. dated August
8, 2002 to receive quarterly the
notional amount multiplied by the
three month LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 4.94%                        275,120     08/13/12         (17,395)

Agreement with Salomon Brothers
Holding Company dated January 29,
2003 to receive (pay) monthly the
total rate of return of Non US-WGBI
in USD-HED and pay monthly the
notional amount multiplied by the
one month USD LIBOR adjusted by a
specified spread                        63,901,426     01/31/05        (291,080)

Agreement with Deutsche Bank AG
dated July 31, 2002 to receive
semi-annually the notional amount
multiplied by the three month
LIBOR-BBA and pay quarterly the
notional amount multiplied by 5.86%        317,679     08/02/32         (35,739)

Agreement with Deutsche Bank AG
dated July 31, 2002 to pay
quarterly the notional amount
multiplied by the three month
LIBOR-BBA and receive semi-annually
the notional amount multiplied by
5.7756%                                    283,084     08/02/22          28,195

Agreement with Goldman Sachs
Capital Markets, L.P. dated June
10, 2002 to pay quarterly the
notional amount multiplied by the
three month LIBOR-BBA and receive
semi-annually the notional amount
multiplied by 3.695%                     8,267,511     08/15/04         253,813

Agreement with Goldman Sachs
Capital Markets, L.P. dated June
10, 2002 to pay quarterly the
notional amount multiplied by the
three month LIBOR-BBA and receive
semi-annually the notional amount
multiplied by 5.405%                     2,448,129     08/15/10        (256,319)

Agreement with Goldman Sachs
Capital Markets, L.P. dated July
30, 2002 to receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 5.919%                       639,659     08/01/32         (78,806)

Agreement with Goldman Sachs
Capital Markets, L.P. dated July
30, 2002 to pay quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA and
receive semi-annually the notional
amount multiplied by 5.845%                570,000     08/01/22          61,503

Agreement with Goldman Sachs
Capital Markets, L.P. dated August
8, 2002 to receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 5.689%                       317,679     08/12/32         (27,829)

Agreement with Goldman Sachs
Capital Markets, L.P. dated August
8, 2002 to pay quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA and
receive semi-annually the notional
amount multiplied by 5.601%                283,084     08/12/22          21,656

Agreement with Lehman Brothers
Special Financing, Inc. dated July
31, 2002 to pay semi-annually the
notional amount multiplied by
5.152% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA                  275,120     08/02/12         (21,817)

Agreement with Lehman Brothers
Special Financing, Inc. dated July
31, 2002 to receive semi-annually
the notional amount multiplied by
5.7756% and pay quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA                  283,084     08/02/22          28,222
-------------------------------------------------------------------------------
                                                                    $(1,522,501)
-------------------------------------------------------------------------------

Forward Currency Contracts to Buy
at March 31, 2003 (Unaudited)                      BALANCED
(aggregate face value $246,430,494)
                                        Aggregate                  Unrealized
                             Market          Face      Delivery  Appreciation/
                              Value         Value          Date (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars      $77,020,381   $76,622,291        6/18/03     $398,090
British Pounds           43,967,456    44,081,312        6/18/03     (113,856)
Canadian Dollar          19,898,994    19,885,118        6/18/03       13,876
Euro                     23,818,669    23,476,571        6/18/03      342,098
Hong Kong Dollars         1,614,222     1,613,980        6/18/03          242
Japanese Yen             13,282,692    13,300,980        6/18/03      (18,288)
New Zealand Dollars         407,912       413,108        6/18/03       (5,196)
Norwegian Krone          20,649,984    21,193,831        6/18/03     (543,847)
Singapore Dollars         1,221,219     1,220,156        6/18/03        1,063
South Korean Won          9,566,380     9,902,282        6/18/03     (335,902)
Swedish Krona            30,309,084    30,508,646        6/18/03     (199,562)
Swiss Francs              4,311,602     4,212,219        6/18/03       99,383
-------------------------------------------------------------------------------
                                                                    $(361,899)
-------------------------------------------------------------------------------

Forward Currency Contracts to Sell
at March 31, 2003 (Unaudited)                       BALANCED
(aggregate face value $230,378,075)
                                        Aggregate                  Unrealized
                             Market          Face      Delivery  Appreciation/
                              Value         Value          Date (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars      $15,575,188   $15,507,221        6/18/03     $(67,967)
British Pounds           15,900,801    15,805,882        6/18/03      (94,919)
Canadian Dollars         22,477,787    22,252,088        6/18/03     (225,699)
Danish Krone                819,047       815,101        6/18/03       (3,946)
Euro                     84,523,356    83,327,897        6/18/03   (1,195,459)
Japanese Yen             66,604,848    67,002,318        6/18/03      397,470
Swedish Krona               366,063       368,474        6/18/03        2,411
Swiss Francs             25,258,777    25,299,094        6/18/03       40,317
-------------------------------------------------------------------------------
                                                                  $(1,147,792)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 2003 (Unaudited)                       BALANCED
                                        Aggregate                  Unrealized
                             Market          Face      Delivery  Appreciation/
                              Value         Value          Date (Depreciation)
-------------------------------------------------------------------------------
CBT Interest Rate Swap
10 yr (Long)             $5,318,344    $5,338,856        Jun-03      $(20,512)
Euro 90 day
(Short)                  13,591,875    13,582,704        Jun-03        (9,171)
Nasdaq 100 Index
(Long)                      714,700       719,420        Jun-03        (4,720)
Russell 2000 Index
(Short)                 260,217,300   257,226,520        Jun-03    (2,990,780)
S&P 500 Index
(Long)                  323,342,250   313,850,443        Jun-03     9,491,807
S&P 500 Index
(Short)                  40,020,750    39,890,762        Jun-03      (129,988)
Tokyo Price Index
(Long)                   41,683,789    41,590,126        Jun-03        93,663
U.K. Long Gilt
(Long)                  109,153,035   110,577,335        Jun-03    (1,424,300)
U.S. Treasury
Bond (Long)               1,014,750     1,031,382        Jun-03       (16,632)
U.S. Treasury
Note 2 yr (Short)        29,958,844    29,862,692        Jun-03       (96,152)
U.S. Treasury
Note 5 yr (Long)          1,589,000     1,586,653        Jun-03         2,347
U.S. Treasury
Note 10 yr (Long)         9,764,375     9,760,088        Jun-03         4,287
U.S. Treasury
Note 10 yr (Short)      173,691,000   173,415,671        Jun-03      (275,329)
-------------------------------------------------------------------------------
                                                                   $4,624,520
-------------------------------------------------------------------------------


Credit Default Contracts Outstanding
at March 31, 2003 (Unaudited)                                 BALANCED
(premiums received $6,917,450)
                                                       Notional         Market
                                                         Amount          Value
-------------------------------------------------------------------------------
Agreement with JPMorgan Chase Bank
effective January 22, 2003,
maturing on November 15, 2007, to
receive a premium equal to 27.82%
times the notional amount. For each
credit default event related to one
of the issues within the HYDI B
9.7%, 11/15/07 Bond Index, the fund
makes a payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
defaulted issue.                                    $14,700,000     $3,676,470

Agreement with JPMorgan Chase Bank
effective March 4, 2003, maturing
on November 15, 2007, to receive a
premium equal to 29.995% times the
notional amount. For each credit
default event related to one of the
issues within the HYDI B 9.7%,
11/15/07 Bond Index, the fund makes
a payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
defaulted issue.                                      1,800,000        450,180

Agreement with JPMorgan Chase Bank
effective March 12, 2003, maturing
on November 15, 2007, to receive a
premium equal to 28.6% times the
notional amount. For each credit
default event related to one of the
issues within the HYDI B 9.7%,
11/15/07 Bond Index, the fund makes
a payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
defaulted issue.                                      8,000,000      2,000,800
-------------------------------------------------------------------------------
                                                                    $6,127,450
-------------------------------------------------------------------------------


TBA Sales Commitments
at March 31, 2003 (Unaudited)                            BALANCED
(proceeds receivable $14,479,815)
                                         Principal     Settlement        Market
Agency                                      Amount           Date         Value
-------------------------------------------------------------------------------
FHLMC, 6s, March 1, 2033                $5,000,000        3/13/03    $5,184,300
FNMA, 4 1/2s, April 1, 2018              9,230,000        4/21/03     9,345,375
-------------------------------------------------------------------------------
                                                                    $14,529,675
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Swap Contracts Outstanding
at March 31, 2003 (Unaudited)                          BALANCED
                                                                    Unrealized
                                          Notional   Termination  Appreciation/
                                            Amount          Date (Depreciation)
-------------------------------------------------------------------------------
Agreement with Merrill Lynch
Capital Services, Inc. dated July
30, 2002 to receive semi-annually
the notional amount multiplied by
the three month LIBOR-BBA and pay
the notional amount multiplied by
5.204%                                  $2,444,243     08/01/12      $(206,218)

Agreement with Merrill Lynch
Capital Services, Inc. dated July
30, 2002 to pay quarterly the
notional amount multiplied by the
three month LIBOR-BBA and receive
semi-annually the notional amount
multiplied by 5.845%                     2,515,000     08/01/22        276,195

Agreement with Merrill Lynch
Capital Services, Inc. dated August
8, 2002 to receive quarterly the
notional amount multiplied by the
three month LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 5.601%                     1,251,434     08/12/22         98,141

Agreement with Merrill Lynch
Capital Services, Inc. dated August
8, 2002 to receive quarterly the
notional amount multiplied by the
three month LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 4.94%                      1,216,226     08/13/12        (76,898)

Agreement with Salomon Brothers
Holding Company dated January 29,
2003 to receive/(pay) monthly the
total rate of return of Non US-WGBI
in USD-HED and pay monthly the
notional amount multiplied by the
one month USD LIBOR adjusted by a
specified spread                       103,890,114     01/31/05       (473,236)

Agreement with Deutsche Bank AG
dated July 31, 2002 to receive
semi-annually the notional amount
multiplied by the three month
LIBOR-BBA and pay quarterly the
notional amount multiplied by 5.86%      1,404,369     08/02/32       (157,992)

Agreement with Deutsche Bank AG
dated July 31, 2002 to pay
quarterly the notional amount
multiplied by the three month
LIBOR-BBA and receive semi-annually
the notional amount multiplied by
5.7756%                                  1,251,434     08/02/22        124,643

Agreement with Goldman Sachs
Capital Markets, L.P. dated June
10, 2002 to pay quarterly the
notional amount multiplied by the
three month LIBOR-BBA and receive
semi-annually the notional amount
multiplied by 3.695%                    30,773,514     08/15/04        944,747

Agreement with Goldman Sachs
Capital Markets, L.P. dated June
10, 2002 to pay quarterly the
notional amount multiplied by the
three month LIBOR-BBA and receive
semi-annually the notional amount
multiplied by 5.405%                     9,013,565     08/15/10       (943,720)

Agreement with Goldman Sachs
Capital Markets, L.P. dated July
30, 2002 to receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 5.919%                     2,822,353     08/01/32       (347,714)

Agreement with Goldman Sachs
Capital Markets, L.P. dated July
30, 2002 to pay quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA and
receive semi-annually the notional
amount multiplied by 5.845%              2,515,000     08/01/22        271,369

Agreement with Goldman Sachs
Capital Markets, L.P. dated August
8, 2002 to receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 5.689%                     1,404,369     08/12/32       (123,023)

Agreement with Goldman Sachs
Capital Markets, L.P. dated August
8, 2002 to pay quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA and
receive semi-annually the notional
amount multiplied by 5.601%              1,251,434     08/12/22         95,735

Agreement with Lehman Brothers
Special Financing, Inc. dated July
31, 2002 to pay semi-annually the
notional amount multiplied by
5.152% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA                1,216,226     08/02/12        (96,447)

Agreement with Lehman Brothers
Special Financing, Inc. dated July
31, 2002 to receive semi-annually
the notional amount multiplied by
5.7756% and pay quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA                1,251,434     08/02/22        124,768
-------------------------------------------------------------------------------
                                                                     $(489,650)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at March 31, 2003 (Unaudited)                         CONSERVATIVE
(aggregate face value $73,021,188)
                                        Aggregate                   Unrealized
                             Market          Face       Delivery  Appreciation/
                              Value         Value           Date (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars      $15,864,269   $15,773,034        6/18/03       $91,235
British Pounds           14,037,721    14,060,629        6/18/03       (22,908)
Canadian Dollars         16,569,031    16,373,676        6/18/03       195,355
Danish Krone                687,812       670,015        6/18/03        17,797
Euro                      7,136,861     7,077,811        6/18/03        59,050
Hong Kong Dollars           382,483       382,426        6/18/03            57
Japanese Yen              4,404,426     4,418,490        6/18/03       (14,064)
New Zealand Dollars         569,321       561,204        6/18/03         8,117
Norwegian Krone           5,597,563     5,702,275        6/18/03      (104,712)
Singapore Dollars           371,029       370,706        6/18/03           323
South Korean Won          2,196,667     2,273,798        6/18/03       (77,131)
Swedish Krona             4,773,695     4,811,084        6/18/03       (37,389)
Swiss Francs                545,957       546,040        6/18/03           (83)
-------------------------------------------------------------------------------
                                                                      $115,647
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at March 31, 2003 (Unaudited)                         CONSERVATIVE
(aggregate face value $33,612,108)
                                        Aggregate                   Unrealized
                             Market          Face       Delivery  Appreciation/
                              Value         Value           Date (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars       $2,336,197    $2,339,349        6/18/03       $3,152
Canadian Dollars          6,028,724     5,984,784        6/18/03      (43,940)
Euro                     10,292,749    10,232,951        6/18/03      (59,798)
Japanese Yen              9,281,313     9,310,680        6/18/03       29,367
Swedish Krona             2,297,652     2,272,912        6/18/03      (24,740)
Swiss Francs              3,470,903     3,471,432        6/18/03          529
-------------------------------------------------------------------------------
                                                                     $(95,430)
-------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 2003 (Unaudited)                        CONSERVATIVE
                                        Aggregate                   Unrealized
                             Market          Face     Expiration  Appreciation/
                              Value         Value           Date (Depreciation)
-------------------------------------------------------------------------------
CBT Interest Rate
Swap 10 yr (Long)          $113,156      $113,593         Jun-03         $(437)
Euro 90 day
(Short)                   6,178,125     6,173,956         Jun-03        (4,169)
Euro Bund 10 yr
(Short)                   6,508,297     6,569,316         Jun-03        61,019
Russell 2000
Index (Short)            27,333,750    27,018,673         Jun-03      (315,077)
S&P 500 Index
(Long)                   52,937,500    51,362,433         Jun-03     1,575,067
S&P 500 Index
(Short)                  18,422,250    18,399,320         Jun-03       (22,930)
Tokyo Price
Index (Long)             19,198,212    19,155,074         Jun-03        43,138
U.K. Long Gilt
(Long)                   48,385,464    49,016,829         Jun-03      (631,365)
U.S. Treasury
Bond (Short)              1,578,500     1,572,644         Jun-03        (5,856)
U.S. Treasury
Note 2 yr (Short)        18,535,688    18,476,198         Jun-03       (59,490)
US Treasury
Note 5 yr (Short)         2,497,000     2,495,875         Jun-03        (1,125)
US Treasury
Note 10 yr (Long)           804,125       813,780         Jun-03        (9,655)
US Treasury
Note 10 yr (Short)       66,168,000    66,058,011         Jun-03      (109,989)
-------------------------------------------------------------------------------
                                                                      $519,131
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


TBA Sales Commitments
at March 31, 2003 (Unaudited)                          CONSERVATIVE
(proceeds receivable $6,658,861)
                                         Principal     Settlement       Market
Agency                                      Amount           Date        Value
-------------------------------------------------------------------------------
FNMA, 4 1/2s, April 1, 2018             $6,622,000        4/21/03   $6,704,775
-------------------------------------------------------------------------------
Swap Contracts Outstanding
at March 31, 2003 (Unaudited)                          CONSERVATIVE
                                                                     Unrealized
                                          Notional    Termination  Appreciation/
                                            Amount           Date (Depreciation)
-------------------------------------------------------------------------------
Agreement with Merrill Lynch
Capital Services, Inc. dated July
30, 2002 to receive semi-annually
the notional amount multiplied by
the three month LIBOR-BBA and pay
the notional amount multiplied by
5.204%                                  $1,603,579       08/01/12     $(135,292)

Agreement with Merrill Lynch
Capital Services, Inc. dated July
30, 2002 to pay quarterly the
notional amount multiplied by the
three month LIBOR-BBA and receive
semi-annually the notional amount
multiplied by 5.845%                     1,650,000       08/01/22       181,202

Agreement with Merrill Lynch
Capital Services, Inc. dated August
8, 2002 to receive quarterly the
notional amount multiplied by the
three month LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 5.601%                       824,399       08/12/22        64,651

Agreement with Merrill Lynch
Capital Services, Inc. dated August
8, 2002 to receive quarterly the
notional amount multiplied by the
three month LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 4.94%                        801,206       08/13/12       (50,658)

Agreement with Salomon Brothers
Holding Company dated January 29,
2003 to receive (pay) monthly the
total rate of return of Non US-WGBI
in USD-HED and pay monthly the
notional amount multiplied by the
one month USD LIBOR adjusted by a
specified spread                        93,239,803       01/31/05      (424,722)

Agreement with Credit Suisse First
Boston International dated July 3,
2002 to receive (pay) quarterly the
notional amount multiplied by the
return of the Lehman Brothers US
Corporate High Yield Index and pay
quarterly the notional amount
multiplied by the three month USD
LIBOR adjusted by a specified
spread                                   9,999,839       07/01/03       615,296

Agreement with Deutsche Bank AG
dated July 31, 2002 to receive
semi-annually the notional amount
multiplied by the three month
LIBOR-BBA and pay quarterly the
notional amount multiplied by 5.86%        925,147       08/02/32      (104,079)

Agreement with Deutsche Bank AG
dated July 31, 2002 to pay
quarterly the notional amount
multiplied by the three month
LIBOR-BBA and receive semi-annually
the notional amount multiplied by
5.7756%                                    824,399       08/02/22        82,110

Agreement with Goldman Sachs
Capital Markets, L.P. dated June
10, 2002 to pay quarterly the
notional amount multiplied by the
three month LIBOR-BBA and receive
semi-annually the notional amount
multiplied by 3.695%                    19,290,859       08/15/04       592,229

Agreement with Goldman Sachs
Capital Markets, L.P. dated June
10, 2002 to pay quarterly the
notional amount multiplied by the
three month LIBOR-BBA and receive
semi-annually the notional amount
multiplied by 5.405%                     5,675,208       08/15/10      (594,194)

Agreement with Goldman Sachs
Capital Markets, L.P. dated July
30, 2002 to receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 5.919%                     1,851,643       08/01/32      (228,122)

Agreement with Goldman Sachs
Capital Markets, L.P. dated July
30, 2002 to pay quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA and
receive semi-annually the notional
amount multiplied by 5.845%              1,650,000       08/01/22       178,035

Agreement with Goldman Sachs
Capital Markets, L.P. dated July
31, 2002 to pay monthly the
notional amount multiplied by the
one month USD-LIBOR-BBA and receive
(pay) monthly the notional amount
multiplied by the Lehman Brothers
High-Yield Index                         6,570,037       02/01/04       176,496

Agreement with Goldman Sachs
Capital Markets, L.P. dated August
8, 2002 to receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA and pay
semi-annually the notional amount
multiplied by 5.689%                       925,147       08/12/32       (81,043)

Agreement with Goldman Sachs
Capital Markets, L.P. dated August
8, 2002 to pay quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA and
receive semi-annually the notional
amount multiplied by 5.601%                824,399       08/12/22        63,067

Agreement with Lehman Brothers
Special Financing, Inc. dated July
31, 2002 to pay semi-annually the
notional amount multiplied by
5.152% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA                  801,206       08/02/12       (63,536)

Agreement with Lehman Brothers
Special Financing, Inc. dated July
31, 2002 to receive semi-annually
the notional amount multiplied by
5.7756% and pay quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA                  824,399       08/02/22        82,194
-------------------------------------------------------------------------------
                                                                       $353,634
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






STATEMENT OF ASSETS AND LIABILITIES
March 31, 2003 (Unaudited)

Putnam Asset Allocation: Growth Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value, including $33,394,767 of securities on loan
(identified cost $1,430,670,326) (Note 1)                                        $1,304,603,485
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,768,971
-----------------------------------------------------------------------------------------------
Foreign currency (cost $6,389,434) (Note 1)                                           6,460,028
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             6,901,273
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,570,564
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       25,820,952
-----------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                             478,183
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                               1,105,340
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                               187,273
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,349,896,069

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                 2,018,264
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     57,140,641
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           16,404,042
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,960,795
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              647,599
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            80,114
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,241
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  585,339
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                  2,607,069
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                                  411,002
-----------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                              2,000,687
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $18,785,216) (Note 1)           18,868,320
-----------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   34,916,964
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  180,798
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   137,823,875
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,212,072,194

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,899,099,611
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (38,328)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions
(Note 1)                                                                           (564,127,352)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and liabilities in
foreign currencies                                                                 (122,861,737)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $1,212,072,194

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($553,691,410 divided by 72,333,056 shares)                                               $7.65
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.65)*                                    $8.12
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($192,576,511 divided by 25,519,423 shares)**                                             $7.55
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($63,679,517 divided by 8,558,994 shares)**                                               $7.44
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($27,938,159 divided by 3,700,667 shares)                                                 $7.55
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $7.55)*                                    $7.82
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class R share
($949 divided by 124 shares)                                                              $7.65
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($374,185,648 divided by 48,535,418 shares)                                               $7.71
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended March 31, 2003 (Unaudited)

Putnam Asset Allocation: Growth Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                            $10,669,907
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $488,134)                                            7,561,608
-----------------------------------------------------------------------------------------------
Securities lending                                                                       46,091
-----------------------------------------------------------------------------------------------
Total investment income                                                              18,277,606

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      4,067,080
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,678,001
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        21,889
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         11,726
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   721,122
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,031,000
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   337,781
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   121,447
-----------------------------------------------------------------------------------------------
Other                                                                                   404,460
-----------------------------------------------------------------------------------------------
Total expenses                                                                        9,394,506
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (493,411)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          8,901,095
-----------------------------------------------------------------------------------------------
Net investment income                                                                 9,376,511
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (110,105,791)
-----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                         11,373,060
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                     (28,918,759)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (251,296)
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    402,496
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in foreign currencies
during the period                                                                    (3,068,695)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sales commitments during the period                        154,866,313
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              24,297,328
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $33,673,839
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

Putnam Asset Allocation: Growth Portfolio
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                          2003*            2002
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                $9,376,511     $27,760,468
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                 (127,500,290)   (164,134,953)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                    151,797,618     (27,942,207)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      33,673,839    (164,316,692)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (16,848,556)    (22,475,843)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (4,227,207)     (6,894,287)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (1,395,648)     (2,305,813)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (754,955)     (1,316,159)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (13,371,921)    (16,667,668)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                   (82,155,545)    (68,305,231)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                        (85,079,993)   (282,281,693)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,297,152,187   1,579,433,880
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net investment income of $38,328 and undistributed net investment income
of $27,183,448, respectively)                                                    $1,212,072,194  $1,297,152,187
---------------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

CLASS A
-----------------------------------------------------------------------------------------------
                             Six months
                               ended
Per-share                    March 31
operating performance       (Unaudited)                 Year ended September 30
-----------------------------------------------------------------------------------------------
                               2003       2002       2001       2000       1999       1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period           $7.69      $8.94     $14.47     $14.35     $11.76     $13.64
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income (a)       .06        .17        .26        .28        .14        .15
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments      .14      (1.12)     (2.97)      1.56       2.82      (1.06)
-----------------------------------------------------------------------------------------------
Total from
investment operations           .20       (.95)     (2.71)      1.84       2.96       (.91)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income              (.24)      (.30)      (.19)      (.16)      (.10)      (.14)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                   --         --      (2.63)     (1.56)      (.27)      (.83)
-----------------------------------------------------------------------------------------------
Total distributions            (.24)      (.30)     (2.82)     (1.72)      (.37)      (.97)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                 $7.65      $7.69      $8.94     $14.47     $14.35     $11.76
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)         2.40*    (11.29)    (22.41)     12.77      25.55      (7.01)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)             $553,691   $573,390   $671,127   $817,887   $664,640   $602,273
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)       .68*      1.30       1.25       1.18       1.21       1.31
-----------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)       .77*      1.80       2.35       1.87       1.00       1.13
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)        58.29*     82.18      98.60     155.18     105.11     146.58
-----------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

CLASS B
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                            March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $7.54        $8.76       $14.21       $14.12       $11.59       $13.47
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .03          .10          .17          .16          .03          .05
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .14        (1.11)       (2.92)        1.55         2.78        (1.05)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .17        (1.01)       (2.75)        1.71         2.81        (1.00)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.16)        (.21)        (.07)        (.06)        (.01)        (.05)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --        (2.63)       (1.56)        (.27)        (.83)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.16)        (.21)       (2.70)       (1.62)        (.28)        (.88)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.55        $7.54        $8.76       $14.21       $14.12       $11.59
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                2.14*      (11.99)      (23.04)       11.98        24.52        (7.72)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $192,577     $205,744     $297,887     $469,645     $470,073     $385,645
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.05*        2.05         2.00         1.93         1.96         2.06
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .39*        1.05         1.60         1.07          .25          .40
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               58.29*       82.18        98.60       155.18       105.11       146.58
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

CLASS C
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $7.44        $8.64       $14.08       $14.00       $11.50       $13.38
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .03          .09          .17          .17          .03          .05
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .13        (1.07)       (2.89)        1.53         2.75        (1.04)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .16         (.98)       (2.72)        1.70         2.78         (.99)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.16)        (.22)        (.09)        (.06)        (.01)        (.06)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --        (2.63)       (1.56)        (.27)        (.83)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.16)        (.22)       (2.72)       (1.62)        (.28)        (.89)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.44        $7.44        $8.64       $14.08       $14.00       $11.50
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                2.04*      (11.88)      (23.08)       12.01        24.47        (7.70)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $63,680      $67,431      $95,848     $135,439     $103,209      $88,076
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.05*        2.05         2.00         1.93         1.96         2.06
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .39*        1.05         1.60         1.13          .25          .41
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               58.29*       82.18        98.60       155.18       105.11       146.58
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

CLASS M
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $7.56        $8.78       $14.25       $14.15       $11.60       $13.49
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .04          .12          .20          .20          .07          .08
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .13        (1.10)       (2.93)        1.55         2.80        (1.05)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .17         (.98)       (2.73)        1.75         2.87         (.97)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.18)        (.24)        (.11)        (.09)        (.05)        (.09)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --        (2.63)       (1.56)        (.27)        (.83)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.18)        (.24)       (2.74)       (1.65)        (.32)        (.92)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.55        $7.56        $8.78       $14.25       $14.15       $11.60
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                2.14*      (11.65)      (22.84)       12.25        25.05        (7.52)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $27,938      $34,056      $48,911      $67,225      $59,604      $49,702
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .93*        1.80         1.75         1.68         1.71         1.81
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .50*        1.30         1.85         1.35          .50          .65
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               58.29*       82.18        98.60       155.18       105.11       146.58
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

CLASS R
-----------------------------------------------------------------------------------------------------
                                                                                    For the period
                                                                                   January 21, 2003+
Per-share                                                                             to March 31
operating performance                                                                 (Unaudited)
-----------------------------------------------------------------------------------------------------
                                                                                          2003
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                      $8.08
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income(a)                                                                   .02
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                       (.45)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                                                                     (.43)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                            $7.65
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                   (5.32)*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                              $1
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                  .31*
-----------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)                                                                  .25*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                   58.29*
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

CLASS Y
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $7.76        $9.01       $14.58       $14.44       $11.84       $13.72
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .07          .19          .29          .32          .17          .18
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .14        (1.12)       (3.01)        1.58         2.83        (1.07)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .21         (.93)       (2.72)        1.90         3.00         (.89)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.26)        (.32)        (.22)        (.20)        (.13)        (.16)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --        (2.63)       (1.56)        (.27)        (.83)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.26)        (.32)       (2.85)       (1.76)        (.40)        (.99)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.71        $7.76        $9.01       $14.58       $14.44       $11.84
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                2.55*      (10.97)      (22.30)       13.14        25.76        (6.79)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $374,186     $416,532     $465,661     $488,376     $386,363     $203,595
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .55*        1.05         1.00          .93          .96         1.06
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .89*        2.05         2.61         2.13         1.24         1.40
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               58.29*       82.18        98.60       155.18       105.11       146.58
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
March 31, 2003 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value, including $56,672,333 of securities on loan
(identified cost $2,227,521,615) (Note 1)                                        $2,134,246,588
-----------------------------------------------------------------------------------------------
Cash                                                                                  6,749,125
-----------------------------------------------------------------------------------------------
Foreign currency (cost $13,855,375) (Note 1)                                         15,044,877
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            12,844,584
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                4,252,763
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       47,903,114
-----------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                           1,935,598
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                               1,294,950
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                               379,183
-----------------------------------------------------------------------------------------------
Total assets                                                                      2,224,650,782

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                 4,397,308
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    118,004,155
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           27,680,144
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,963,868
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              606,203
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            95,237
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,349
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  962,831
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                  2,804,641
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                                  985,803
-----------------------------------------------------------------------------------------------
Credit default contracts outstanding, at value (premiums received $6,917,450)
(Note 1)                                                                              6,127,450
-----------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                              2,425,248
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $14,479,815) (Note 1)           14,529,675
-----------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   59,277,214
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  157,437
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   241,019,563
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,983,631,219

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $2,713,377,126
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (15,654,448)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions
(Note 1)                                                                           (624,956,706)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and liabilities in
foreign currencies                                                                  (89,134,753)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $1,983,631,219

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,034,892,835 divided by 127,052,623 shares)                                            $8.15
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.15)*                                    $8.65
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($260,215,877 divided by 32,144,059 shares)**                                             $8.10
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($79,822,459 divided by 9,940,669 shares)**                                               $8.03
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($36,566,286 divided by 4,497,413 shares)                                                 $8.13
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $8.13)*                                    $8.42
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class R share
($962 divided by 118 shares)                                                              $8.15
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($572,132,800 divided by 70,169,133 shares)                                               $8.15
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended March 31, 2003 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                            $18,690,424
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $327,671)                                            9,566,822
-----------------------------------------------------------------------------------------------
Securities lending                                                                       99,047
-----------------------------------------------------------------------------------------------
Total investment income                                                              28,356,293

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      6,127,420
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,292,087
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        26,996
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         14,684
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,341,940
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,352,087
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   426,652
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   152,519
-----------------------------------------------------------------------------------------------
Other                                                                                   543,960
-----------------------------------------------------------------------------------------------
Total expenses                                                                       13,278,345
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (532,134)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         12,746,211
-----------------------------------------------------------------------------------------------
Net investment income                                                                15,610,082
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (140,037,281)
-----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                          8,155,526
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                     (39,195,767)
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                           6,668,702
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    620,787
-----------------------------------------------------------------------------------------------
Net realized loss on credit default contracts (Note 1)                                 (607,842)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                 (2,734,792)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts, swap contracts, written options, credit default contracts and TBA sales commitments
during the period                                                                   206,880,313
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              39,749,646
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $55,359,728
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

Putnam Asset Allocation: Balanced Portfolio
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                          2003*            2002
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $15,610,082     $47,703,687
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                 (164,395,875)   (177,065,950)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                    204,145,521     (95,011,994)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      55,359,728    (224,374,257)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (20,992,484)    (39,473,269)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (4,347,787)     (8,703,486)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (1,380,043)     (2,903,130)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (695,648)     (1,422,177)
---------------------------------------------------------------------------------------------------------------
    Class R                                                                                  (5)             --
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (13,016,623)    (24,697,455)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                  (144,563,925)    (34,422,804)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                       (129,636,787)   (335,996,578)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               2,113,268,006   2,449,264,584
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net investment income of $15,654,448 and undistributed net investment income
of $9,168,060, respectively)                                                     $1,983,631,219  $2,113,268,006
---------------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

CLASS A
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.10        $9.20       $12.99       $12.28       $10.66       $12.28
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .06          .18          .26          .31          .23          .26
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .15         (.98)       (2.23)        1.59         1.78         (.84)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .21         (.80)       (1.97)        1.90         2.01         (.58)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.16)        (.30)        (.38)        (.26)        (.21)        (.18)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --        (1.44)        (.93)        (.18)        (.86)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.16)        (.30)       (1.82)       (1.19)        (.39)       (1.04)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.15        $8.10        $9.20       $12.99       $12.28       $10.66
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                2.61*       (9.20)      (17.11)       15.88        19.09        (4.97)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $1,034,893   $1,073,716   $1,237,229   $1,377,302     $873,219     $846,574
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .60*        1.15         1.11         1.09         1.14         1.22
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .77*        1.96         2.39         2.37         1.89         2.17
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               79.05*      108.47       131.05       182.86       119.70       158.14
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

CLASS B
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.05        $9.14       $12.92       $12.22       $10.61       $12.23
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .03          .11          .18          .20          .14          .17
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .15         (.98)       (2.23)        1.59         1.78         (.83)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .18         (.87)       (2.05)        1.79         1.92         (.66)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.13)        (.22)        (.29)        (.16)        (.13)        (.10)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --        (1.44)        (.93)        (.18)        (.86)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.13)        (.22)       (1.73)       (1.09)        (.31)        (.96)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.10        $8.05        $9.14       $12.92       $12.22       $10.61
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                2.24*       (9.86)      (17.78)       15.01        18.22        (5.70)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $260,216     $268,219     $381,633     $535,663     $553,738     $482,029
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .97*        1.90         1.86         1.84         1.89         1.97
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .40*        1.21         1.64         1.56         1.13         1.42
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               79.05*      108.47       131.05       182.86       119.70       158.14
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

CLASS C
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $7.99        $9.08       $12.83       $12.15       $10.56       $12.18
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .03          .11          .17          .20          .13          .16
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .14         (.97)       (2.19)        1.57         1.77         (.82)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .17         (.86)       (2.02)        1.77         1.90         (.66)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.13)        (.23)        (.29)        (.16)        (.13)        (.10)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --        (1.44)        (.93)        (.18)        (.86)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.13)        (.23)       (1.73)       (1.09)        (.31)        (.96)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.03        $7.99        $9.08       $12.83       $12.15       $10.56
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                2.13*       (9.90)      (17.65)       14.97        18.14        (5.70)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $79,822      $87,252     $119,926     $142,761     $120,660      $94,553
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .97*        1.90         1.86         1.84         1.89         1.97
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .39*        1.21         1.64         1.58         1.12         1.41
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               79.05*      108.47       131.05       182.86       119.70       158.14
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

CLASS M
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.08        $9.18       $12.97       $12.26       $10.65       $12.27
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .04          .14          .20          .24          .17          .20
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .15         (.99)       (2.23)        1.59         1.78         (.83)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .19         (.85)       (2.03)        1.83         1.95         (.63)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.14)        (.25)        (.32)        (.19)        (.16)        (.13)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --        (1.44)        (.93)        (.18)        (.86)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.14)        (.25)       (1.76)       (1.12)        (.34)        (.99)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.13        $8.08        $9.18       $12.97       $12.26       $10.65
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                2.34*       (9.68)      (17.57)       15.33        18.45        (5.46)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $36,566      $42,753      $55,313      $70,757      $66,854      $55,511
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .85*        1.65         1.61         1.59         1.64         1.72
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .51*        1.46         1.89         1.84         1.38         1.67
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               79.05*      108.47       131.05       182.86       119.70       158.14
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

CLASS R
--------------------------------------------------------------------------------------------------------------
                                                                                    For the period
                                                                                   January 21, 2003+
Per-share                                                                             to March 31
operating performance                                                                 (Unaudited)
--------------------------------------------------------------------------------------------------------------
                                                                                          2003
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                      $8.50
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)                                                                   .02
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                       (.33)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                     (.31)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                                                                         (.04)
--------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (.04)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                            $8.15
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                   (3.62)*
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                              $1
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                  .28*
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)                                                                  .25*
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                   79.05*
--------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

CLASS Y
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.11        $9.21       $13.00       $12.29       $10.67       $12.29
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .07          .21          .29          .33          .26          .29
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .14         (.99)       (2.24)        1.60         1.78         (.84)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .21         (.78)       (1.95)        1.93         2.04         (.55)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.17)        (.32)        (.40)        (.29)        (.24)        (.21)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --        (1.44)        (.93)        (.18)        (.86)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.17)        (.32)       (1.84)       (1.22)        (.42)       (1.07)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.15        $8.11        $9.21       $13.00       $12.29       $10.67
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                2.61*       (8.96)      (16.89)       16.15        19.37        (4.74)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $572,133     $641,329     $655,163     $583,691     $410,335     $216,100
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .47*         .90          .86          .84          .89          .97
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .89*        2.21         2.64         2.58         2.10         2.43
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               79.05*      108.47       131.05       182.86       119.70       158.14
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
March 31, 2003 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value, including $11,499,223 of securities on loan
(identified cost $1,015,448,148) (Note 1)                                          $991,079,230
-----------------------------------------------------------------------------------------------
Cash                                                                                  5,517,525
-----------------------------------------------------------------------------------------------
Foreign currency (cost $6,119,064) (Note 1)                                           6,298,713
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             8,820,745
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,175,467
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       14,495,739
-----------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                           2,035,280
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                                 490,112
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                                72,194
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,030,985,005

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                 1,276,684
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     61,735,874
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            7,635,924
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,500,852
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              382,404
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            39,857
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,273
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  496,105
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                    469,895
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                                   11,164
-----------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                              1,681,646
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $6,658,861) (Note 1)             6,704,775
-----------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   11,989,495
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   60,628
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    93,986,576
-----------------------------------------------------------------------------------------------
Net assets                                                                         $936,998,429

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,120,853,584
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (9,643,935)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions
(Note 1)                                                                           (150,867,668)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and liabilities in
foreign currencies                                                                  (23,343,552)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding          $936,998,429

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($601,065,262 divided by 75,694,344 shares)                                               $7.94
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.94)*                                    $8.42
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($109,938,330 divided by 13,926,826 shares)**                                             $7.89
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($35,778,330 divided by 4,541,971 shares)**                                               $7.88
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($16,397,592 divided by 2,077,924 shares)                                                 $7.89
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $7.89)*                                    $8.18
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class R share
($1,000 divided by 126 shares)                                                            $7.94
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($173,817,915 divided by 21,902,622 shares)                                               $7.94
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended March 31, 2003 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                            $18,191,025
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $42,094)                                             1,371,024
-----------------------------------------------------------------------------------------------
Securities lending                                                                       25,205
-----------------------------------------------------------------------------------------------
Total investment income                                                              19,587,254

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,020,107
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,004,037
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        13,597
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          6,650
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   721,974
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   543,736
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   179,974
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    67,917
-----------------------------------------------------------------------------------------------
Other                                                                                   250,063
-----------------------------------------------------------------------------------------------
Total expenses                                                                        6,808,055
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (97,645)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          6,710,410
-----------------------------------------------------------------------------------------------
Net investment income                                                                12,876,844
-----------------------------------------------------------------------------------------------
Net realized loss on investments  (Notes 1 and 3)                                   (13,073,035)
-----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                          7,379,617
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                     (15,740,608)
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                           4,823,775
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    213,500
-----------------------------------------------------------------------------------------------
Net realized loss on credit default contracts (Note 1)                                 (459,849)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in foreign currencies
during the period                                                                      (227,872)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts, swap
contracts, written options and TBA sales commitments during the period               41,396,838
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              24,312,366
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $37,189,210
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS
Putnam Asset Allocation: Conservative Portfolio
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                          2003*            2002
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $12,876,844     $38,953,413
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                  (16,856,600)    (56,540,761)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                     41,168,966     (12,092,943)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      37,189,210     (29,680,291)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (22,996,270)    (36,751,108)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (4,003,531)     (7,008,945)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (1,326,911)     (2,321,297)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (698,840)     (1,191,704)
---------------------------------------------------------------------------------------------------------------
    Class R                                                                                  (6)             --
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (7,581,809)    (13,899,862)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    23,839,720      19,272,299
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                              24,421,563     (71,580,908)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 912,576,866     984,157,774
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net investment income of $9,643,935 and undistributed net investment income
of $14,086,588, respectively)                                                      $936,998,429    $912,576,866
---------------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

CLASS A
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $7.94        $8.71       $10.45       $10.40        $9.81       $10.61
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .11          .34          .49          .46          .34          .38
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .21         (.57)        (.95)         .37          .73         (.45)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .32         (.23)        (.46)         .83         1.07         (.07)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.32)        (.54)        (.62)        (.40)        (.40)        (.20)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --         (.66)        (.38)        (.08)        (.53)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.32)        (.54)       (1.28)        (.78)        (.48)        (.73)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.94        $7.94        $8.71       $10.45       $10.40        $9.81
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                4.10*       (2.97)       (4.84)        8.18        11.05         (.69)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $601,065     $558,847     $578,416     $406,224     $373,313     $367,806
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .70*        1.33         1.29         1.25         1.31         1.39
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.43*        3.99         5.13         4.37         3.25         3.67
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              108.01*      144.07       180.29       276.48       165.48       203.19
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

CLASS B
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $7.89        $8.68       $10.42       $10.37        $9.78       $10.57
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .08          .28          .41          .37          .26          .30
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .21         (.59)        (.94)         .38          .73         (.43)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .29         (.31)        (.53)         .75          .99         (.13)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.29)        (.48)        (.55)        (.32)        (.32)        (.13)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --         (.66)        (.38)        (.08)        (.53)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.29)        (.48)       (1.21)        (.70)        (.40)        (.66)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.89        $7.89        $8.68       $10.42       $10.37        $9.78
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                3.75*       (3.94)       (5.60)        7.40        10.29        (1.32)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $109,938     $109,186     $129,598     $153,985     $187,112     $162,807
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.07*        2.08         2.04         2.00         2.06         2.14
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.05*        3.26         4.41         3.57         2.50         2.92
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              108.01*      144.07       180.29       276.48       165.48       203.19
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

CLASS C
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $7.88        $8.66       $10.39       $10.34        $9.75       $10.56
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .08          .28          .41          .36          .26          .30
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .21         (.58)        (.93)         .39          .74         (.45)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .29         (.30)        (.52)         .75         1.00         (.15)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.29)        (.48)        (.55)        (.32)        (.33)        (.13)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --         (.66)        (.38)        (.08)        (.53)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.29)        (.48)       (1.21)        (.70)        (.41)        (.66)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.88        $7.88        $8.66       $10.39       $10.34        $9.75
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                3.74*       (3.84)       (5.51)        7.39        10.34        (1.51)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $35,778      $36,330      $41,854      $41,846      $58,831      $45,740
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.07*        2.08         2.04         2.00         2.06         2.14
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.05*        3.26         4.41         3.51         2.50         2.93
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              108.01*      144.07       180.29       276.48       165.48       203.19
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

CLASS M
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $7.90        $8.68       $10.42       $10.37        $9.78       $10.59
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .09          .30          .44          .40          .29          .33
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .20         (.58)        (.95)         .38          .73         (.46)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .29         (.28)        (.51)         .78         1.02         (.13)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.30)        (.50)        (.57)        (.35)        (.35)        (.15)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --         (.66)        (.38)        (.08)        (.53)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.30)        (.50)       (1.23)        (.73)        (.43)        (.68)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.89        $7.90        $8.68       $10.42       $10.37        $9.78
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                3.74*       (3.59)       (5.34)        7.66        10.56        (1.27)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $16,398      $19,109      $21,265      $24,869      $29,373      $18,868
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .95*        1.83         1.79         1.75         1.81         1.89
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.17*        3.50         4.66         3.82         2.77         3.17
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              108.01*      144.07       180.29       276.48       165.48       203.19
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

CLASS R
--------------------------------------------------------------------------------------------------------------
                                                                                    For the period
                                                                                   January 21, 2003+
Per-share                                                                             to March 31
operating performance                                                                 (Unaudited)
--------------------------------------------------------------------------------------------------------------
                                                                                          2003
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                      $8.01
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)                                                                   .04
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                       (.07)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                     (.03)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                                                                         (.04)
--------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (.04)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                            $7.94
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                   (0.32)*
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                              $1
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                  .32*
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)                                                                  .50*
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                  108.01*
--------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

CLASS Y
--------------------------------------------------------------------------------------------------------------
                                   Six months
                                     ended
Per-share                           March 31
operating performance             (Unaudited)                      Year ended September 30
--------------------------------------------------------------------------------------------------------------
                                      2003         2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $7.94        $8.73       $10.47       $10.42        $9.82       $10.62
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income(a)               .12          .37          .51          .51          .36          .41
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .21         (.59)        (.95)         .35          .75         (.45)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .33         (.22)        (.44)         .86         1.11         (.04)
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                     (.33)        (.57)        (.64)        (.43)        (.43)        (.23)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --           --         (.66)        (.38)        (.08)        (.53)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.33)        (.57)       (1.30)        (.81)        (.51)        (.76)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.94        $7.94        $8.73       $10.47       $10.42        $9.82
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                4.26*       (2.93)       (4.59)        8.43        11.42         (.44)
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $173,818     $189,105     $213,026     $202,510     $110,831      $26,253
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .57*        1.08         1.04         1.00         1.06         1.14
--------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.55*        4.25         5.41         4.84         3.50         3.93
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              108.01*      144.07       180.29       276.48       165.48       203.19
--------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




NOTES TO FINANCIAL STATEMENTS
March 31, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The funds each offer class A, class B, class C, class M, class R and class Y shares. Effective January 21, 2003 the funds began offering class R shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including participants in defined contribution plans (including corporate IRAs), certain college savings plans, bank trust departments and trust companies, and other defined contribution plans subject to minimum requirements.

Expenses of the funds are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the funds, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at market value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees.

B) Joint trading account Each fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the funds' manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as each fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/ accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after The funds' portfolios.

G) Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. Each fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end are listed after The funds' portfolios.

H) Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for an interest payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Total return swap contracts outstanding at period end are listed after The funds' portfolios.

I) Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the funds' exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are recognized as part of interest income. A portion of the payments received or made upon early termination is recognized as realized gain or loss. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Interest rate swap contracts outstanding at period end are listed after The funds' portfolios.

J) Credit default contracts Each fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment as a result of a credit event related to a specified security or index. The upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Credit default contracts outstanding at period end are listed after The funds' portfolios.

K) TBA purchase commitments Each fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although a fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end are listed after The funds' portfolios.

M) Security lending Each fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents, the funds will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At March 31, 2003, the value of securities loaned amounted to $33,394,767, $56,672,333 and $11,499,223 for Growth Portfolio, Balanced
Portfolio and Conservative Portfolio, respectively. The funds received cash collateral of $34,916,964, $59,277,214 and $11,989,495 for Growth
Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, which is pooled with collateral of other Putnam funds into 28 issuers of high-grade short-term investments.

N) Line of credit Each fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and that borrowings not exceed prospectus limitations. For the six months ended March 31, 2003, the funds had no borrowings against the line of credit.

O) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2002, the funds had capital loss carryovers of approximately $232,746,000, $243,417,000 and $57,268,000 for the Growth
Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, available to the extent allowed by tax law to offset future capital gains, if any. The amount of each of the carryovers and the expiration dates were as follows:

Growth Portfolio

Loss Carryover                      Expiration
--------------                      ------------------
$15,215,000                         September 30, 2009
217,531,000                         September 30, 2010

Balanced Portfolio

Loss Carryover                      Expiration
--------------                      ------------------
$243,417,000                        September 30, 2010

Conservative Portfolio

Loss Carryover                      Expiration
--------------                      ------------------
$3,097,000                          September 30, 2009
54,171,000                          September 30, 2010

Pursuant to federal income tax regulations applicable to regulated investment companies, the funds have elected to defer to their fiscal year ending September 30, 2003 approximately $190,082,000, $224,947,000 and
$83,640,000 for the Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, of losses recognized during the period November 1, 2001 to September 30, 2002.

The tax basis components of the federal tax cost as of period end were as follows:

                                                      Cost       Appreciation
-----------------------------------------------------------------------------
Growth Portfolio                            $1,473,725,789        $10,141,636
-----------------------------------------------------------------------------
Balanced Portfolio                           2,268,627,741         44,963,848
-----------------------------------------------------------------------------
Conservative
Portfolio                                    1,020,167,964         20,051,384
-----------------------------------------------------------------------------

                                              Depreciation   Net Depreciation
-----------------------------------------------------------------------------
Growth Portfolio                              $179,263,940       $169,122,304
-----------------------------------------------------------------------------
Balanced Portfolio                             179,345,001        134,381,153
-----------------------------------------------------------------------------
Conservative
Portfolio                                       49,140,118         29,088,734
-----------------------------------------------------------------------------

P) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Q) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of each fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the funds' assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The funds have entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the funds' expenses. The funds also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2003, the funds' expenses were reduced by $493,411, $532,134 and $97,645 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under these arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $2,000, $2,175 and $1,171 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The funds have adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The funds have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the funds who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the funds is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended March 31, 2003, Putnam Retail Management, acting as underwriter received the following:

                                                   Class A            Class M
                                           Net Commissions    Net Commissions
-----------------------------------------------------------------------------
Growth Portfolio                                   $42,910             $2,421
-----------------------------------------------------------------------------
Balanced Portfolio                                  55,489              1,868
-----------------------------------------------------------------------------
Conservative Portfolio                              39,355              2,694
-----------------------------------------------------------------------------

                                                   Class B            Class C
                                                Contingent         Contingent
                                                  deferred           deferred
                                              sales charge       sales charge
-----------------------------------------------------------------------------
Growth Portfolio                                  $214,446             $1,659
-----------------------------------------------------------------------------
Balanced Portfolio                                 320,425              2,237
-----------------------------------------------------------------------------
Conservative Portfolio                             156,597                493
-----------------------------------------------------------------------------

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended March 31, 2003, Putnam Retail Management, acting as underwriter received the following:

                                                   Class A            Class M
                                                  Deferred           Deferred
                                              sales charge       sales charge
-----------------------------------------------------------------------------
Growth Portfolio                                      $861                 $-
-----------------------------------------------------------------------------
Balanced Portfolio                                     793                 --
-----------------------------------------------------------------------------
Conservative Portfolio                               1,894                 --
-----------------------------------------------------------------------------

Note 3
Purchases and sales of securities

During the six months ended March 31, 2003, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments were as follows:

                                                  U.S. Government Obligations
-----------------------------------------------------------------------------
                                                 Purchases              Sales
-----------------------------------------------------------------------------
Growth Portfolio                               $92,555,689        $90,203,648
-----------------------------------------------------------------------------
Balanced Portfolio                             155,558,830        121,955,128
-----------------------------------------------------------------------------
Conservative Portfolio                          99,877,117         62,962,513
-----------------------------------------------------------------------------

                                                             Other Securities
-----------------------------------------------------------------------------
                                                 Purchases              Sales
-----------------------------------------------------------------------------
Growth Portfolio                              $575,641,921       $706,748,738
-----------------------------------------------------------------------------
Balanced Portfolio                           1,235,789,849      1,279,777,793
-----------------------------------------------------------------------------
Conservative Portfolio                         718,310,884        653,673,768
-----------------------------------------------------------------------------

Written option transactions during the year are summarized as follows:

Growth Portfolio
-----------------------------------------------------------------------------
                                                  Contract           Premiums
                                                    Amount           Received
-----------------------------------------------------------------------------
Written options
outstanding at
beginning of period                                    384           $430,368
-----------------------------------------------------------------------------
Options opened                                          59             43,999
-----------------------------------------------------------------------------
Options exercised                                       --                 --
-----------------------------------------------------------------------------
Options expired                                         --                 --
-----------------------------------------------------------------------------
Options closed                                        (443)          (474,367)
-----------------------------------------------------------------------------
Written options
outstanding at
end of period                                           --                $--
-----------------------------------------------------------------------------

Balanced Portfolio
-----------------------------------------------------------------------------
                                                  Contract           Premiums
                                                    Amount           Received
-----------------------------------------------------------------------------
Written options
outstanding at
beginning of period                                    607           $680,170
-----------------------------------------------------------------------------
Options opened                                          67             49,965
-----------------------------------------------------------------------------
Options exercised                                       --                 --
-----------------------------------------------------------------------------
Options expired                                         --                 --
-----------------------------------------------------------------------------
Options closed                                        (674)          (730,135)
-----------------------------------------------------------------------------
Written options
outstanding at
end of period                                           --                $--
-----------------------------------------------------------------------------

Conservative Portfolio
-----------------------------------------------------------------------------
                                                  Contract           Premiums
                                                    Amount           Received
-----------------------------------------------------------------------------
Written options
outstanding at
beginning of period                                    252           $282,429
-----------------------------------------------------------------------------
Options opened                                          26             19,390
-----------------------------------------------------------------------------
Options exercised                                       --                 --
-----------------------------------------------------------------------------
Options expired                                         --                 --
-----------------------------------------------------------------------------
Options closed                                        (278)          (301,819)
-----------------------------------------------------------------------------
Written options
outstanding at
end of period                                           --                $--
-----------------------------------------------------------------------------

Note 4
Capital shares

At March 31, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,066,915        $71,835,531
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 2,072,566         16,601,248
-----------------------------------------------------------------------------
Shares repurchased                             (13,353,231)      (106,081,002)
-----------------------------------------------------------------------------
Net decrease                                    (2,213,750)      $(17,644,223)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     22,731,158       $212,036,133
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 2,332,789         22,114,989
-----------------------------------------------------------------------------
Shares repurchased                             (25,604,867)      (235,794,498)
-----------------------------------------------------------------------------
Net decrease                                      (540,920)       $(1,643,376)
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,182,325        $16,955,303
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   511,403          4,050,309
-----------------------------------------------------------------------------
Shares repurchased                              (4,450,488)       (34,477,685)
-----------------------------------------------------------------------------
Net decrease                                    (1,756,760)      $(13,472,073)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,388,339        $49,274,023
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   688,511          6,547,251
-----------------------------------------------------------------------------
Shares repurchased                             (12,820,165)      (116,803,993)
-----------------------------------------------------------------------------
Net decrease                                    (6,743,315)      $(60,982,719)
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        690,867         $5,346,810
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   166,852          1,303,117
-----------------------------------------------------------------------------
Shares repurchased                              (1,363,061)       (10,441,110)
-----------------------------------------------------------------------------
Net decrease                                      (505,342)       $(3,791,183)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,792,700        $16,236,704
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   235,350          2,172,277
-----------------------------------------------------------------------------
Shares repurchased                              (4,053,667)       (36,042,887)
-----------------------------------------------------------------------------
Net decrease                                    (2,025,617)      $(17,633,906)
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        439,039         $3,432,455
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    94,091            744,263
-----------------------------------------------------------------------------
Shares repurchased                              (1,339,198)       (10,430,782)
-----------------------------------------------------------------------------
Net decrease                                      (806,068)       $(6,254,064)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        961,765         $8,826,897
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   138,720          1,297,028
-----------------------------------------------------------------------------
Shares repurchased                              (2,164,241)       (19,666,697)
-----------------------------------------------------------------------------
Net decrease                                    (1,063,756)       $(9,542,772)
-----------------------------------------------------------------------------

                                              For the period January 21, 2003
                                                 (commencement of operations)
                                                            to March 31, 2003
-----------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                            124             $1,000
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                        --                 --
-----------------------------------------------------------------------------
Shares repurchased                                      --                 --
-----------------------------------------------------------------------------
Net increase                                           124             $1,000
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,806,101        $38,351,060
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 1,659,108         13,371,921
-----------------------------------------------------------------------------
Shares repurchased                             (11,620,859)       (92,717,983)
-----------------------------------------------------------------------------
Net decrease                                    (5,155,650)      $(40,995,002)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     14,867,666       $139,899,823
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 1,745,306         16,667,668
-----------------------------------------------------------------------------
Shares repurchased                             (14,583,608)      (135,069,949)
-----------------------------------------------------------------------------
Net increase                                     2,029,364        $21,497,542
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     14,824,605       $123,634,155
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 2,478,516         20,604,158
-----------------------------------------------------------------------------
Shares repurchased                             (22,831,892)      (189,843,391)
-----------------------------------------------------------------------------
Net decrease                                    (5,528,771)      $(45,605,078)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     47,980,085       $453,125,614
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 4,053,697         38,683,833
-----------------------------------------------------------------------------
Shares repurchased                             (53,917,039)      (506,029,165)
-----------------------------------------------------------------------------
Net decrease                                    (1,883,257)      $(14,219,718)
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,900,445        $32,192,222
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   493,635          4,094,182
-----------------------------------------------------------------------------
Shares repurchased                              (5,572,177)       (45,899,496)
-----------------------------------------------------------------------------
Net decrease                                    (1,178,097)       $(9,613,092)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,062,449        $65,789,464
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   853,347          8,144,781
-----------------------------------------------------------------------------
Shares repurchased                             (16,329,702)      (150,932,362)
-----------------------------------------------------------------------------
Net decrease                                    (8,413,906)      $(76,998,117)
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        772,142         $6,377,139
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   151,975          1,250,291
-----------------------------------------------------------------------------
Shares repurchased                              (1,909,763)       (15,617,496)
-----------------------------------------------------------------------------
Net decrease                                      (985,646)       $(7,990,066)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,120,404        $19,841,487
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   277,978          2,633,116
-----------------------------------------------------------------------------
Shares repurchased                              (4,685,495)       (42,220,781)
-----------------------------------------------------------------------------
Net decrease                                    (2,287,113)      $(19,746,178)
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        406,091         $3,357,992
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    81,658            680,185
-----------------------------------------------------------------------------
Shares repurchased                              (1,279,797)       (10,595,421)
-----------------------------------------------------------------------------
Net decrease                                      (792,048)       $(6,557,244)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,010,947         $9,509,057
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   145,295          1,388,789
-----------------------------------------------------------------------------
Shares repurchased                              (1,890,043)       (17,805,602)
-----------------------------------------------------------------------------
Net decrease                                      (733,801)       $(6,907,756)
-----------------------------------------------------------------------------

                                              For the period January 21, 2003
                                                 (commencement of operations)
                                                            to March 31, 2003
-----------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                            117             $1,000
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                         1                  5
-----------------------------------------------------------------------------
Shares repurchased                                      --                 --
-----------------------------------------------------------------------------
Net increase                                           118             $1,005
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,877,297        $57,580,442
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 1,564,189         13,016,623
-----------------------------------------------------------------------------
Shares repurchased                             (17,390,801)      (145,396,515)
-----------------------------------------------------------------------------
Net decrease                                    (8,949,315)      $(74,799,450)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     28,562,458       $272,970,182
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 2,590,411         24,697,455
-----------------------------------------------------------------------------
Shares repurchased                             (23,173,909)      (214,218,672)
-----------------------------------------------------------------------------
Net increase                                     7,978,960        $83,448,965
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,584,575        $92,185,014
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 2,865,575         22,675,669
-----------------------------------------------------------------------------
Shares repurchased                              (9,175,326)       (73,039,898)
-----------------------------------------------------------------------------
Net increase                                     5,274,824        $41,820,785
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     22,119,435       $188,844,121
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 4,206,521         36,176,867
-----------------------------------------------------------------------------
Shares repurchased                             (22,325,836)      (190,199,625)
-----------------------------------------------------------------------------
Net increase                                     4,000,120        $34,821,363
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,114,718        $24,644,484
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   462,251          3,636,537
-----------------------------------------------------------------------------
Shares repurchased                              (3,485,880)       (27,569,729)
-----------------------------------------------------------------------------
Net increase                                        91,089           $711,292
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,911,982        $32,995,951
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   737,978          6,328,944
-----------------------------------------------------------------------------
Shares repurchased                              (5,747,889)       (48,619,888)
-----------------------------------------------------------------------------
Net decrease                                    (1,097,929)       $(9,294,993)
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        597,638         $4,722,971
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   152,944          1,201,456
-----------------------------------------------------------------------------
Shares repurchased                                (819,184)        (6,462,948)
-----------------------------------------------------------------------------
Net decrease                                       (68,602)         $(538,521)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,454,893        $12,399,040
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   246,210          2,107,000
-----------------------------------------------------------------------------
Shares repurchased                              (1,922,342)       (16,324,318)
-----------------------------------------------------------------------------
Net decrease                                      (221,239)       $(1,818,278)
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        489,058         $3,756,860
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    86,315            786,301
-----------------------------------------------------------------------------
Shares repurchased                                (917,542)        (7,256,920)
-----------------------------------------------------------------------------
Net decrease                                      (342,169)       $(2,713,759)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        876,705         $7,490,254
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   150,509          1,168,707
-----------------------------------------------------------------------------
Shares repurchased                              (1,057,736)        (8,965,606)
-----------------------------------------------------------------------------
Net decrease                                       (30,522)         $(306,645)
-----------------------------------------------------------------------------

                                              For the period January 21, 2003
                                                 (commencement of operations)
                                                            to March 31, 2003
-----------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                            125             $1,000
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                         1                  6
-----------------------------------------------------------------------------
Shares repurchased                                      --                 --
-----------------------------------------------------------------------------
Net increase                                           126             $1,006
-----------------------------------------------------------------------------

                                              Six months ended March 31, 2003
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,293,360        $26,180,726
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   958,283          7,581,809
-----------------------------------------------------------------------------
Shares repurchased                              (6,167,688)       (49,203,618)
-----------------------------------------------------------------------------
Net decrease                                    (1,916,045)      $(15,441,083)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,256,752        $62,038,462
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 1,614,292         13,899,862
-----------------------------------------------------------------------------
Shares repurchased                              (9,459,552)       (80,067,472)
-----------------------------------------------------------------------------
Net decrease                                      (588,508)       $(4,129,148)
-----------------------------------------------------------------------------

FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company
LEGAL COUNSEL
Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and
Principal Executive Officer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Jeffrey L. Knight
Vice President

Judith Cohen
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or
call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Ofce Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA060-88637  250/259/264  5/03


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
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Putnam Asset Allocation Fund, Growth Portfolio
Supplement to Semiannual Report dated 3/31/03

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 3/31/03

                                                     NAV
6 months                                            2.55%
1 year                                            -19.86
5 years                                           -13.09
Annual average                                     -2.77
Life of fund (since class A inception, 2/8/94)     70.20
Annual average                                      5.99

Share value:                                         NAV

9/30/02                                            $7.76
3/31/03                                            $7.71
----------------------------------------------------------------------------
Distributions:    No.     Income     Capital gains       Total
                   1      $0.259           --           $0.259
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Asset Allocation Fund, Balanced Portfolio
Supplement to Semiannual Report dated 3/31/03

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 3/31/03

                                                     NAV
6 months                                            2.61%
1 year                                            -15.29
5 years                                            -4.31
Annual average                                     -0.88
Life of fund (since class A inception, 2/7/94)     75.92
Annual average                                      6.37

Share value:                                         NAV

9/30/02                                            $8.11
3/31/03                                            $8.15
----------------------------------------------------------------------------
Distributions:    No.     Income     Capital gains       Total
                   2      $0.174           --           $0.174
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Asset Allocation Fund, Conservative Portfolio
Supplement to Semiannual Report dated 3/31/03

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 3/31/03

                                                     NAV
6 months                                            4.26%
1 year                                             -3.25
5 years                                            10.70
Annual average                                      2.05
Life of fund (since class A inception, 2/7/94)     72.53
Annual average                                      6.14

Share value:                                         NAV

9/30/02                                            $7.94
3/31/03                                            $7.94
----------------------------------------------------------------------------
Distributions:    No.     Income     Capital gains       Total
                   6      $0.333           --           $0.333
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.